UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Low-Priced Stock Fund

April 30, 2018

LPS-QTLY-0618
1.800342.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 1.2%
Adient PLC	465,091	$28,505
ASTI Corp. (a)(b)	181,500	6,932
Cooper Tire & Rubber Co.	900,456	22,016
ElringKlinger AG (a)	739,130	13,442
G-Tekt Corp.	73,200	1,417
Gentex Corp.	2,543,286	57,834
GUD Holdings Ltd.	296,025	2,812
Hi-Lex Corp.	1,370,000	35,654
INFAC Corp.	325,139	1,466
INZI Controls Co. Ltd. (b)	1,516,000	10,320
Lear Corp.	19,234	3,596
Motonic Corp. (b)	3,250,000	31,258
Murakami Corp. (b)	784,300	22,312
Nippon Seiki Co. Ltd.	2,645,100	50,981
Piolax, Inc. (b)	2,491,100	69,957
S&T Holdings Co. Ltd. (b)	885,108	10,868
Samsung Climate Control Co. Ltd. (b)	499,950	5,555
Sewon Precision Industries Co. Ltd. (b)	500,000	5,696
SJM Co. Ltd. (b)	1,282,000	5,094
SJM Holdings Co. Ltd. (b)	1,332,974	5,645
Strattec Security Corp. (b)	318,728	10,422
Sungwoo Hitech Co. Ltd.	1,888,517	10,404
TBK Co. Ltd.	927,800	4,676
Yachiyo Industry Co. Ltd.	898,400	10,897
Yutaka Giken Co. Ltd. (b)	1,230,600	32,645
		460,404
Distributors - 0.2%
Central Automotive Products Ltd.	75,500	1,178
Chori Co. Ltd.	431,400	8,279
Nakayamafuku Co. Ltd.	819,900	5,655
PALTAC Corp.	121,400	6,086
SPK Corp.	254,100	6,578
Uni-Select, Inc.	1,650,517	25,543
		53,319
Diversified Consumer Services - 0.5%
American Public Education, Inc. (c)	460,242	18,548
Clip Corp. (b)	272,600	2,307
Cross-Harbour Holdings Ltd.	2,326,000	3,841
ServiceMaster Global Holdings, Inc. (c)	426,417	21,577
Shingakukai Holdings Co. Ltd.	144,800	829
Step Co. Ltd. (b)	1,079,500	17,014
Weight Watchers International, Inc. (c)	1,992,763	139,593
		203,709
Hotels, Restaurants & Leisure - 0.5%
Ark Restaurants Corp.	157,725	3,848
Bluegreen Vacations Corp.	218,863	5,093
Bojangles', Inc. (c)	72,812	1,074
Brinker International, Inc. (a)	219,111	9,551
BRONCO BILLY Co. Ltd.	24,500	963
Create Restaurants Holdings, Inc.	650,000	8,223
Flanigans Enterprises, Inc.	89,794	2,209
Greggs PLC	686,492	11,521
Hiday Hidaka Corp. (b)	2,142,200	55,946
Ibersol SGPS SA	761,833	10,442
Koshidaka Holdings Co. Ltd.	73,680	4,475
Kura Corp. Ltd.	49,000	3,532
Nagacorp Ltd.	466,000	482
Playtech Ltd.	250,377	2,794
Royal Caribbean Cruises Ltd.	29,178	3,157
Sportscene Group, Inc. Class A (b)(c)	332,300	2,073
St. Marc Holdings Co. Ltd.	700,600	19,867
The Monogatari Corp.	160,000	17,446
The Restaurant Group PLC	6,511,776	27,199
TORIDOLL Holdings Corp.	91,900	3,089
Wyndham Worldwide Corp.	25,137	2,871
		195,855
Household Durables - 3.3%
Abbey PLC (b)	1,779,480	32,878
Barratt Developments PLC (b)	72,387,369	556,079
Bellway PLC	3,922,890	179,085
D.R. Horton, Inc.	2,872,593	126,796
Dorel Industries, Inc. Class B (sub. vtg.)	2,590,592	55,990
Emak SpA	4,396,969	7,115
First Juken Co. Ltd. (b)	1,403,300	20,680
Flexsteel Industries, Inc.	27,879	1,022
Hamilton Beach Brands Holding Co.:
Class A	176,909	3,936
Class B	184,032	4,095
Helen of Troy Ltd. (b)(c)	1,733,730	154,562
Henry Boot PLC	2,955,629	11,678
Iida Group Holdings Co. Ltd.	222,200	4,352
M/I Homes, Inc. (c)	100,079	3,050
Meritage Homes Corp. (c)	21,008	935
P&F Industries, Inc. Class A (b)	323,147	2,617
PulteGroup, Inc.	111,817	3,395
Q.E.P. Co., Inc.	30,115	809
Sanei Architecture Planning Co. Ltd. (b)	1,213,200	20,531
Stanley Furniture Co., Inc. (c)	267,497	166
Taylor Morrison Home Corp. (c)	191,672	4,554
Token Corp.	625,000	59,859
Toll Brothers, Inc.	97,873	4,126
Tupperware Brands Corp.	29,610	1,319
		1,259,629
Internet & Direct Marketing Retail - 0.3%
Belluna Co. Ltd. (b)	7,000,000	81,577
Liberty Interactive Corp. QVC Group Series A (c)	977,403	22,881
		104,458
Leisure Products - 0.2%
Accell Group NV (b)	1,765,260	41,313
Accell Group NV rights (c)	1,765,260	1,066
Amer Group PLC (A Shares)	160,832	4,933
Brunswick Corp.	59,000	3,533
Fenix Outdoor AB Class B (c)(d)	32,298	0
Kabe Husvagnar AB (B Shares)	277,634	5,691
Mars Engineering Corp.	531,000	11,862
Miroku Corp.	140,800	3,001
		71,399
Media - 0.8%
Comcast Corp. Class A	200,000	6,278
Corus Entertainment, Inc. Class B (non-vtg.) (a)	586,949	2,926
Discovery Communications, Inc.:
Class A (a)(c)	2,206,575	52,185
Class C (non-vtg.) (c)	98,070	2,179
Entercom Communications Corp. Class A	24,909	253
Gannett Co., Inc.	1,028,535	9,946
Harte-Hanks, Inc. (c)	74,255	654
Hyundai HCN	2,723,979	11,065
Informa PLC	452,253	4,601
Intage Holdings, Inc. (b)	3,313,300	36,309
Ipsos SA	8,828	336
ITE Group PLC	87,177	182
KK Culture Holdings Ltd. (c)	13,490,000	2,901
Lions Gate Entertainment Corp. Class B	175,441	4,039
MSG Network, Inc. Class A (c)	374,137	7,670
Multiplus SA	536,800	4,382
Pico Far East Holdings Ltd.	18,576,000	7,548
Proto Corp.	235,700	3,396
RKB Mainichi Broadcasting Corp.	42,500	2,352
Saga Communications, Inc. Class A	398,249	14,775
Sky Network Television Ltd.	5,859,181	9,399
STW Group Ltd.	4,109,216	2,834
Tegna, Inc.	1,176,841	12,439
Television Broadcasts Ltd.	1,966,100	6,240
Time Warner, Inc.	13,746	1,303
TOW Co. Ltd. (b)	1,835,000	15,930
TVA Group, Inc. Class B (non-vtg.) (c)	3,097,348	7,961
Twenty-First Century Fox, Inc.:
Class A	419,373	15,332
Class B	45,056	1,625
Viacom, Inc. Class B (non-vtg.)	1,029,735	31,057
WOWOW INC.	184,800	5,824
		283,921
Multiline Retail - 2.7%
Big Lots, Inc.	90,490	3,841
Lifestyle China Group Ltd. (c)	34,108,500	15,031
Lifestyle International Holdings Ltd.	35,536,000	66,428
Next PLC (b)	12,899,964	933,433
Nordstrom, Inc.	79,727	4,031
Watts Co. Ltd. (b)	833,700	8,801
		1,031,565
Specialty Retail - 12.0%
Aaron's, Inc. Class A	65,520	2,737
Abercrombie & Fitch Co. Class A (b)	4,900,003	125,538
AT-Group Co. Ltd.	1,097,300	28,005
AutoCanada, Inc.	200,353	3,405
AutoNation, Inc. (c)	79,129	3,655
AutoZone, Inc. (c)	731,737	456,984
Bed Bath & Beyond, Inc. (b)	10,089,146	176,156
Best Buy Co., Inc. (b)	14,998,646	1,147,846
BMTC Group, Inc. (b)	3,645,949	43,787
Bonia Corp. Bhd	2,503,000	261
Bonjour Holdings Ltd. (c)	3,891,000	165
Buffalo Co. Ltd.	93,400	964
Burlington Stores, Inc. (c)	42,341	5,752
Cars.com, Inc.	430,617	12,264
Cash Converters International Ltd. (c)	22,121,881	5,793
Chico's FAS, Inc.	627,409	6,230
Delek Automotive Systems Ltd.	738,600	5,303
DSW, Inc. Class A	3,865,511	86,201
Dunelm Group PLC	651,325	5,057
Ff Group (b)(c)	4,372,250	82,895
Formosa Optical Technology Co. Ltd.	1,362,000	2,937
Fourlis Holdings SA	278,976	1,988
Francesca's Holdings Corp. (c)	96,464	477
GameStop Corp. Class A (a)(b)	9,550,938	130,370
Genesco, Inc. (c)	655,303	28,014
GNC Holdings, Inc. Class A (c)	951,887	3,379
Goldlion Holdings Ltd.	21,997,000	9,080
Guess?, Inc. (b)	4,948,068	115,241
Halfords Group PLC	797,912	4,161
Hour Glass Ltd.	8,356,300	4,092
IA Group Corp. (b)	117,940	4,008
JB Hi-Fi Ltd.	106,289	2,049
John David Group PLC	7,922,765	42,647
Jumbo SA (b)	10,047,799	183,947
K's Holdings Corp.	6,400,000	92,616
Ku Holdings Co. Ltd.	852,400	9,037
Le Chateau, Inc. Class B (sub. vtg.) (c)	622,100	87
Leon's Furniture Ltd.	186,725	2,469
Lewis Group Ltd.	1,079,555	4,030
Mr. Bricolage SA (b)	862,453	15,570
Murphy U.S.A., Inc. (c)	46,658	2,919
Nafco Co. Ltd. (b)	1,942,400	32,782
Ross Stores, Inc.	14,397,223	1,164,015
Sa Sa International Holdings Ltd.	3,232,000	2,005
Sacs Bar Holdings, Inc.	343,300	3,680
Sally Beauty Holdings, Inc. (c)	1,384,905	23,945
Second Chance Properties Ltd.	1,808,600	332
Second Chance Properties Ltd. warrants 1/23/20 (c)	1,941,600	13
Sonic Automotive, Inc. Class A (sub. vtg.)	1,176,841	23,301
The Buckle, Inc. (a)(b)	4,511,544	103,991
The Children's Place Retail Stores, Inc.	31,000	3,954
Urban Outfitters, Inc. (c)	2,740,194	110,348
USS Co. Ltd.	5,950,000	125,237
Vitamin Shoppe, Inc. (a)(c)	575,706	2,850
Williams-Sonoma, Inc.	270,553	12,932
Workman Co. Ltd. (b)	2,171,800	86,618
		4,554,119
Textiles, Apparel & Luxury Goods - 1.3%
Best Pacific International Holdings Ltd. (a)	4,828,000	1,902
Daphne International Holdings Ltd. (c)	832,000	43
Embry Holdings Ltd.	2,165,000	839
Emerald Expositions Events, Inc.	128,646	2,479
Fossil Group, Inc. (b)(c)	4,146,400	61,989
Gildan Activewear, Inc.	7,273,507	211,869
Handsome Co. Ltd. (b)	2,125,000	65,878
JLM Couture, Inc. (b)(c)	160,679	988
Makalot Industrial Co. Ltd.	906,000	4,354
McRae Industries, Inc.	24,207	770
Michael Kors Holdings Ltd. (c)	76,582	5,240
Oxford Industries, Inc.	24,169	1,862
Portico International Holdings (c)	10,219,000	3,510
Steven Madden Ltd.	210,867	10,174
Sun Hing Vision Group Holdings Ltd. (b)	19,873,000	7,995
Texwinca Holdings Ltd.	49,036,000	24,654
Victory City International Holdings Ltd. (c)	90,749,225	1,242
Wolverine World Wide, Inc.	234,509	7,026
Youngone Corp.	500,000	13,960
Youngone Holdings Co. Ltd. (b)	889,600	44,442
Yue Yuen Industrial (Holdings) Ltd.	5,106,000	14,470
		485,686

TOTAL CONSUMER DISCRETIONARY		8,704,064

CONSUMER STAPLES - 8.8%
Beverages - 1.5%
A.G. Barr PLC	3,082,664	29,580
Baron de Ley SA (c)	132,700	17,948
Beluga Group Pjsc (c)	85,103	854
Britvic PLC	6,465,372	63,953
C&C Group PLC	1,894,047	7,136
Jinro Distillers Co. Ltd.	47,081	1,383
Monster Beverage Corp. (c)	6,725,572	369,906
Muhak Co. Ltd. (b)	2,799,256	44,305
Olvi PLC (A Shares)	99,474	3,339
Spritzer Bhd	5,120,400	3,039
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	7,117
		548,560
Food & Staples Retailing - 5.3%
Amsterdam Commodities NV	139,454	3,722
Aoki Super Co. Ltd.	225,000	2,682
Australasian Foods Holdco Pty Ltd. (c)(d)	3,481,102	2,359
Belc Co. Ltd. (b)	1,654,000	89,115
Cosmos Pharmaceutical Corp. (b)	1,081,000	243,354
Create SD Holdings Co. Ltd. (b)	5,547,300	160,857
CVS Health Corp.	556,440	38,856
Daikokutenbussan Co. Ltd.	566,500	29,278
Dong Suh Companies, Inc.	1,250,000	32,157
Genky DrugStores Co. Ltd. (c)	735,100	28,814
Halows Co. Ltd. (b)	1,295,300	32,252
Kirindo Holdings Co. Ltd.	151,500	4,123
Kroger Co.	2,491,494	62,761
Kusuri No Aoki Holdings Co. Ltd.	747,300	51,338
Majestic Wine PLC	1,992,764	11,454
McColl's Retail Group PLC	1,449,218	4,689
Medical System Network Co. Ltd.	69,600	369
Metro, Inc. Class A (sub. vtg.) (b)	24,711,876	784,113
North West Co., Inc.	111,973	2,408
Performance Food Group Co. (c)	103,568	3,361
Qol Co. Ltd.	1,856,000	38,166
Retail Partners Co. Ltd.	441,100	6,565
Sligro Food Group NV	440,727	22,859
Sundrug Co. Ltd.	3,063,800	157,786
Tesco PLC	8,469,604	27,433
Thai President Foods PCL	513,288	2,822
Total Produce PLC	8,941,632	25,483
United Natural Foods, Inc. (c)	1,176,841	52,981
Valor Holdings Co. Ltd.	489,000	13,665
Walgreens Boots Alliance, Inc.	27,905	1,854
Walmart, Inc.	34,000	3,008
Yaoko Co. Ltd.	950,400	52,858
		1,993,542
Food Products - 1.9%
Aryzta AG (a)	1,237,166	26,241
Campbell Soup Co.	24,518	1,000
Cranswick PLC	481,563	19,319
Dean Foods Co.	880,893	7,584
Devro PLC	1,971,186	5,767
Food Empire Holdings Ltd. (b)	39,855,100	19,475
Fresh Del Monte Produce, Inc. (b)	4,821,979	237,000
Hilton Food Group PLC	670,960	8,184
Inghams Group Ltd. (a)	1,681,004	4,743
Ingredion, Inc.	22,679	2,746
Japan Meat Co. Ltd.	302,300	5,409
Kaveri Seed Co. Ltd.	82,484	662
Mitsui Sugar Co. Ltd.	352,000	14,103
Nam Yang Dairy Products	10,500	6,648
Natori Co. Ltd.	162,700	2,893
Origin Enterprises PLC (b)	9,217,892	59,442
Pacific Andes International Holdings Ltd. (c)(d)	106,378,500	989
Pacific Andes Resources Development Ltd. (c)(d)	207,240,893	1,719
Pickles Corp.	99,800	1,820
Rocky Mountain Chocolate Factory, Inc. (b)	437,198	5,076
S Foods, Inc.	402,900	16,972
Seaboard Corp.	39,555	158,499
Select Harvests Ltd. (a)	4,524,275	21,183
Sunjin Co. Ltd. (b)	2,376,955	35,735
The Hain Celestial Group, Inc. (c)	1,012,877	29,505
The J.M. Smucker Co.	99,739	11,378
Want Want China Holdings Ltd.	15,816,000	13,976
		718,068
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (c)	87,803	3,117
Personal Products - 0.1%
Edgewell Personal Care Co. (c)	97,018	4,274
Grape King Bio Ltd.	1,748,000	14,603
Natural Alternatives International, Inc. (c)	131,872	1,325
Sarantis SA (b)	2,006,653	34,531
		54,733
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,613	545
Universal Corp.	99,587	4,686
		5,231

TOTAL CONSUMER STAPLES		3,323,251

ENERGY - 4.0%
Energy Equipment & Services - 1.2%
AKITA Drilling Ltd. Class A (non-vtg.)	1,475,660	8,390
Bristow Group, Inc.	696,266	11,175
Carbo Ceramics, Inc. (c)	972,956	8,601
Cathedral Energy Services Ltd. (c)	1,329,633	1,626
Diamond Offshore Drilling, Inc. (a)(c)	2,562,996	47,133
Divestco, Inc. (c)	2,905,000	204
Dril-Quip, Inc. (c)	196,140	8,130
Ensco PLC Class A (a)	11,049,091	62,427
Fugro NV (Certificaten Van Aandelen) (c)	1,323,759	20,981
Geospace Technologies Corp. (b)(c)	1,151,223	12,134
Gulf Island Fabrication, Inc.	25,000	250
GulfMark Offshore, Inc. warrants 11/14/24 (c)	76,904	77
John Wood Group PLC	685,307	5,365
Liberty Oilfield Services, Inc. Class A (a)(c)	248,874	4,963
National Oilwell Varco, Inc.	48,232	1,865
Oceaneering International, Inc.	337,215	7,162
Oil States International, Inc. (c)	2,320,467	83,421
PHX Energy Services Corp. (c)	1,372,295	2,501
Precision Drilling Corp. (c)	186,138	664
Prosafe ASA (a)(c)	186,108	302
RigNet, Inc. (c)	66,313	1,001
Shinko Plantech Co. Ltd.	1,177,300	11,092
Solstad Offshore ASA (a)(c)	2,071,984	1,609
Total Energy Services, Inc.	2,058,196	21,833
Transocean Ltd. (United States) (a)(c)	383,641	4,746
Unit Corp. (b)(c)	5,378,136	121,976
		449,628
Oil, Gas & Consumable Fuels - 2.8%
Adams Resources & Energy, Inc.	154,865	7,093
Andeavor	1,150,944	159,199
Beach Energy Ltd.	15,814,504	18,652
Boardwalk Pipeline Partners, LP	721,619	8,205
Bonavista Energy Corp.	279,010	343
CNX Resources Corp. (c)	293,858	4,367
ConocoPhillips Co.	846,961	55,476
CONSOL Energy, Inc. (c)	48,544	1,527
Contango Oil & Gas Co. (b)(c)	2,234,945	8,336
Denbury Resources, Inc. (c)	9,121,399	30,009
Enagas SA	93,027	2,712
Eni SpA	7,348,974	143,661
Fuji Kosan Co. Ltd. (b)	638,800	3,576
Great Eastern Shipping Co. Ltd.	5,100,000	28,161
Hankook Shell Oil Co. Ltd.	49,000	15,236
HollyFrontier Corp.	97,906	5,942
International Seaways, Inc. (c)	23,360	470
James Fisher and Sons PLC	127,504	2,938
KyungDong City Gas Co. Ltd.	208,063	7,859
Kyungdong Invest Co. Ltd.	84,315	3,409
Marathon Oil Corp.	3,547,735	64,746
Marathon Petroleum Corp.	183,323	13,733
Michang Oil Industrial Co. Ltd. (b)	173,900	12,958
Murphy Oil Corp. (b)	10,681,074	321,607
NACCO Industries, Inc. Class A	176,909	6,519
Newfield Exploration Co. (c)	378,928	11,292
QEP Resources, Inc. (c)	547,996	6,675
Star Petroleum Refining PCL	6,375,500	3,161
Thai Oil PCL (For. Reg.)	372,100	1,107
Whitecap Resources, Inc. (a)	457,035	3,310
Whiting Petroleum Corp. (c)	1,423,810	58,120
World Fuel Services Corp.	1,924,181	41,312
WPX Energy, Inc. (c)	1,037,986	17,739
		1,069,450

TOTAL ENERGY		1,519,078

FINANCIALS - 11.0%
Banks - 1.1%
ACNB Corp.	109,750	3,293
Associated Banc-Corp.	180,377	4,771
BancFirst Corp.	12,768	730
Bank Ireland Group PLC (a)	11,481,692	102,672
Bank of America Corp.	131,292	3,928
Boston Private Financial Holdings, Inc.	193,155	3,100
Camden National Corp.	55,547	2,461
Cathay General Bancorp	627,017	25,087
Central Pacific Financial Corp.	148,123	4,307
Codorus Valley Bancorp, Inc. (b)	618,791	18,075
Cullen/Frost Bankers, Inc.	79,857	9,140
Dah Sing Banking Group Ltd.	1,716,800	4,077
Dimeco, Inc.	36,330	1,270
Eagle Financial Services, Inc.	4,976	163
First Bancorp, Puerto Rico (c)	6,511,654	47,014
First Citizen Bancshares, Inc.	6,378	2,757
First Hawaiian, Inc.	49,035	1,351
Hanmi Financial Corp.	59,913	1,654
Hope Bancorp, Inc.	735,524	12,717
Huntington Bancshares, Inc.	265,175	3,954
KeyCorp	149,178	2,972
LCNB Corp.	175,375	3,280
Meridian Bank/Malvern, PA (c)	149,231	2,571
Northrim Bancorp, Inc.	177,943	6,264
OFG Bancorp	436,426	5,892
Peoples Bancorp, Inc.	52,221	1,873
PNC Financial Services Group, Inc.	27,457	3,998
Regions Financial Corp.	204,301	3,820
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,236,049	12,249
Sparebanken More (primary capital certificate)	208,954	7,137
Sparebanken Nord-Norge	2,320,163	17,150
Trico Bancshares	332,894	12,440
Van Lanschot NV (Bearer)	1,064,338	32,904
Wells Fargo & Co.	842,892	43,797
		408,868
Capital Markets - 0.5%
AllianceBernstein Holding LP	700,582	19,056
Ameriprise Financial, Inc.	12,856	1,803
Banca Generali SpA	123,869	4,027
Brighthouse Financial, Inc.	60,775	3,086
Close Brothers Group PLC	138,417	2,927
Cowen Group, Inc. Class A (a)(c)	660,164	10,233
Franklin Resources, Inc.	1,062,155	35,731
GAMCO Investors, Inc. Class A	108,212	2,776
Hamilton Lane, Inc. Class A	92,100	3,854
Invesco Ltd.	113,884	3,299
JMP Group, Inc.	9,951	51
Lazard Ltd. Class A	351,571	19,132
Legg Mason, Inc.	94,256	3,742
OM Asset Management Ltd.	24,595	373
State Street Corp.	172,653	17,227
Tullett Prebon PLC	581,101	3,770
Waddell & Reed Financial, Inc. Class A	2,475,575	50,106
		181,193
Consumer Finance - 1.1%
Aeon Credit Service (Asia) Co. Ltd.	12,776,000	10,353
Ally Financial, Inc.	345,811	9,026
Discover Financial Services	609,846	43,452
H&T Group PLC	539,872	2,531
Navient Corp.	972,057	12,889
Nicholas Financial, Inc. (c)	360,293	3,149
OneMain Holdings, Inc. (c)	436,742	13,473
Santander Consumer U.S.A. Holdings, Inc.	7,355,368	135,707
Synchrony Financial	5,500,523	182,452
		413,032
Diversified Financial Services - 0.2%
Far East Horizon Ltd.	2,518,000	2,499
Newship Ltd. (c)(d)	2,500	950
Ricoh Leasing Co. Ltd.	767,100	25,647
Scandinavian Tobacco Group A/S (e)	1,873,180	31,333
Varex Imaging Corp. (c)	122,588	4,412
Voya Financial, Inc.	590,232	30,899
		95,740
Insurance - 7.3%
AEGON NV	47,742,344	351,226
AFLAC, Inc.	656,152	29,901
Allstate Corp.	40,353	3,947
April	2,205,530	39,951
ASR Nederland NV	558,117	26,393
Assurant, Inc. (b)	2,665,335	247,396
Aub Group Ltd.	246,712	2,609
Axis Capital Holdings Ltd.	2,424,325	142,308
CNO Financial Group, Inc.	187,531	4,021
Employers Holdings, Inc.	92,700	3,791
FBD Holdings PLC	145,340	2,062
Federated National Holding Co.	72,953	1,233
First American Financial Corp.	107,479	5,493
Genworth Financial, Inc. Class A (c)	6,905,792	19,060
Great-West Lifeco, Inc.	46,387	1,237
Hartford Financial Services Group, Inc.	1,971,303	106,135
Hiscox Ltd.	240,554	4,931
Hyundai Fire & Marine Insurance Co. Ltd.	114,734	4,098
Investors Title Co.	7,438	1,448
James River Group Holdings Ltd.	54,611	1,983
Lincoln National Corp.	4,483,668	316,726
MetLife, Inc.	6,326,917	301,604
National Western Life Group, Inc.	131,459	41,726
NN Group NV	1,153,792	55,301
Primerica, Inc.	143,182	13,853
Principal Financial Group, Inc.	53,979	3,197
RenaissanceRe Holdings Ltd.	1,689,485	229,838
Sony Financial Holdings, Inc.	2,598,500	47,516
The Travelers Companies, Inc.	28,473	3,747
Torchmark Corp.	133,166	11,551
Universal Insurance Holdings, Inc.	108,216	3,512
Unum Group (b)	15,126,326	731,812
		2,759,606
Mortgage Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	14,710,501	152,548
MFA Financial, Inc.	291,496	2,192
New Residential Investment Corp.	24,518	429
PennyMac Mortgage Investment Trust	24,518	431
Redwood Trust, Inc.	482,322	7,399
		162,999
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	111,500	1,942
Genworth MI Canada, Inc.	4,008,906	129,576
Genworth Mortgage Insurance Ltd.	6,192,326	10,783
Meridian Bancorp, Inc. Maryland	211,609	3,999
Nationstar Mortgage Holdings, Inc. (c)	501,930	9,045
		155,345

TOTAL FINANCIALS		4,176,783

HEALTH CARE - 13.6%
Biotechnology - 1.4%
Amgen, Inc.	2,855,702	498,263
Biogen, Inc. (c)	9,775	2,674
Celgene Corp. (c)	9,808	854
Gilead Sciences, Inc.	193,555	13,980
United Therapeutics Corp. (c)	28,945	3,187
		518,958
Health Care Equipment & Supplies - 0.8%
Ansell Ltd.	244,379	4,775
Apex Biotechnology Corp.	1,400,000	1,421
Arts Optical International Holdings Ltd. (b)	22,783,000	5,880
Atrion Corp.	8,287	5,155
Boston Scientific Corp. (c)	268,186	7,702
Hoshiiryou Sanki Co. Ltd. (b)	299,064	11,298
Huvitz Co. Ltd.	50,000	563
LivaNova PLC (c)	65,262	5,794
Masimo Corp. (c)	22,693	2,036
Microlife Corp.	3,683,500	10,625
Nakanishi, Inc.	1,494,500	31,252
Pacific Hospital Supply Co. Ltd.	1,454,000	3,638
Prim SA (b)	1,440,000	20,867
ResMed, Inc.	88,757	8,400
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	928,000	570
St.Shine Optical Co. Ltd.	2,000,000	53,526
Supermax Corp. Bhd	19,000,000	13,871
Techno Medica Co. Ltd.	38,900	744
Utah Medical Products, Inc. (b)	339,034	34,429
Zimmer Biomet Holdings, Inc.	886,852	102,139
		324,685
Health Care Providers & Services - 10.1%
Aetna, Inc.	4,257,731	762,347
AmerisourceBergen Corp.	19,637	1,779
Anthem, Inc.	1,875,857	442,683
Centene Corp. (c)	30,539	3,316
DVx, Inc. (b)	699,500	8,497
Hanger, Inc. (b)(c)	2,514,100	46,008
Hi-Clearance, Inc.	1,489,000	5,364
Humana, Inc.	9,300	2,736
Laboratory Corp. of America Holdings (c)	9,957	1,700
LHC Group, Inc. (c)	448,734	33,395
Lifco AB	596,364	21,725
Medica Sur SA de CV	341,000	728
MEDNAX, Inc. (c)	273,177	12,542
Patterson Companies, Inc.	98,278	2,288
Premier, Inc. (c)	144,017	4,751
Quest Diagnostics, Inc.	29,004	2,935
Ship Healthcare Holdings, Inc.	131,700	4,584
Sigma Healthcare Ltd.	4,336,172	2,520
The Ensign Group, Inc.	191,097	5,326
Tokai Corp.	343,200	7,742
Triple-S Management Corp. (b)(c)	1,689,382	47,894
Tsukui Corp.	490,300	3,880
United Drug PLC (United Kingdom)	3,355,252	42,265
UnitedHealth Group, Inc.	9,691,966	2,291,184
Universal Health Services, Inc. Class B	402,879	46,009
WIN-Partners Co. Ltd. (b)	2,533,600	34,046
		3,838,244
Health Care Technology - 0.1%
Addlife AB	385,806	8,085
Computer Programs & Systems, Inc. (a)	139,497	4,164
HMS Holdings Corp. (c)	80,532	1,450
ND Software Co. Ltd. (b)	1,206,900	11,382
Pharmagest Interactive	4,927	344
		25,425
Pharmaceuticals - 1.2%
Akorn, Inc. (c)	92,680	1,337
Apex Healthcare Bhd	47,600	69
Bliss Gvs Pharma Ltd. (c)	4,600,000	13,678
Bristol-Myers Squibb Co.	45,906	2,393
Daewon Pharmaceutical Co. Ltd. (b)	1,871,384	34,949
Daewoong Co. Ltd.	350,000	6,079
Dawnrays Pharmaceutical Holdings Ltd.	11,133,000	6,318
DongKook Pharmaceutical Co. Ltd. (b)	623,700	40,884
FDC Ltd. (c)	3,141,164	11,696
Fuji Pharma Co. Ltd.	373,600	14,866
Genomma Lab Internacional SA de CV (c)	4,286,300	4,169
Indivior PLC (c)	16,623,938	103,697
Jazz Pharmaceuticals PLC (c)	19,452	2,957
Korea United Pharm, Inc.	239,629	6,344
Kwang Dong Pharmaceutical Co. Ltd. (b)	3,100,000	26,631
Kyung Dong Pharmaceutical Co. Ltd. (d)	480,000	11,183
Lee's Pharmaceutical Holdings Ltd.	5,971,000	7,720
Novo Nordisk A/S Series B sponsored ADR	1,078,770	50,637
Phibro Animal Health Corp. Class A	142,945	6,047
Recordati SpA	1,544,601	55,305
Taro Pharmaceutical Industries Ltd. (c)	45,556	4,646
Torrent Pharmaceuticals Ltd.	150,000	3,190
Tsumura & Co.	392,400	14,286
Vivimed Labs Ltd. (c)	600,000	668
Whanin Pharmaceutical Co. Ltd. (b)	1,750,000	35,378
		465,127

TOTAL HEALTH CARE		5,172,439

INDUSTRIALS - 7.2%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. (c)	242,570	6,777
Astronics Corp. (c)	75,638	2,767
Austal Ltd.	1,413,982	1,876
Engility Holdings, Inc. (c)	1,291,615	32,833
		44,253
Air Freight & Logistics - 0.0%
Air T, Inc. (b)(c)	192,640	5,240
Airlines - 0.1%
Air New Zealand Ltd.	1,191,906	2,742
American Airlines Group, Inc.	368,440	15,817
JetBlue Airways Corp. (c)	287,032	5,508
		24,067
Building Products - 0.1%
Continental Building Products, Inc. (c)	337,870	9,494
Gibraltar Industries, Inc. (c)	106,737	3,752
Kondotec, Inc. (b)	1,569,300	13,322
		26,568
Commercial Services & Supplies - 0.7%
Aeon Delight Co. Ltd.	115,000	4,034
AJIS Co. Ltd. (b)	894,600	25,655
Asia File Corp. Bhd	4,480,000	3,029
Calian Technologies Ltd. (b)	646,477	15,256
Civeo Corp. (b)(c)	11,953,792	40,045
Essendant, Inc. (b)	2,087,677	15,532
Fursys, Inc. (b)	950,000	27,322
Interface, Inc.	363,356	7,994
KAR Auction Services, Inc.	37,125	1,930
Knoll, Inc.	23,788	454
Lion Rock Group Ltd.	19,267,640	3,496
Mears Group PLC	838,761	3,776
Mitie Group PLC	13,566,631	34,254
Nac Co. Ltd.	443,300	3,702
NICE Total Cash Management Co., Ltd.	1,050,000	12,746
Stericycle, Inc. (c)	4,903	288
VICOM Ltd.	2,658,800	12,104
VSE Corp. (b)	841,025	43,136
		254,753
Construction & Engineering - 1.1%
AECOM (c)	6,800,845	234,221
Arcadis NV	2,144,036	42,307
Arcadis NV rights (c)	2,144,036	1,217
Astaldi SpA (c)	2,589,900	7,369
Boustead Projs. Pte Ltd.	1,035,387	616
Boustead Singapore Ltd.	4,052,800	2,463
C-Cube Corp.	323,300	1,967
Daiichi Kensetsu Corp. (b)	1,732,200	28,205
EMCOR Group, Inc.	151,400	11,142
Geumhwa PSC Co. Ltd. (b)	360,000	12,287
Jacobs Engineering Group, Inc.	72,251	4,197
Kyeryong Construction Industrial Co. Ltd. (b)(c)	675,000	12,196
Meisei Industrial Co. Ltd.	1,106,700	8,291
Mirait Holdings Corp.	490,300	7,777
Nippon Rietec Co. Ltd.	1,171,300	15,247
Quanta Services, Inc. (c)	56,567	1,838
Severfield PLC	2,767,745	2,995
Shinnihon Corp.	1,577,700	17,549
Toshiba Plant Systems & Services Corp.	164,800	3,446
United Integrated Services Co.	5,143,500	11,082
		426,412
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	311,700	9,808
Aros Quality Group AB	726,699	14,772
AZZ, Inc.	1,146,382	51,071
Bharat Heavy Electricals Ltd.	30,750,000	40,439
Chiyoda Integre Co. Ltd.	330,200	7,587
Eaton Corp. PLC	47,400	3,556
Generac Holdings, Inc. (c)	91,363	4,112
Hammond Power Solutions, Inc. Class A	453,476	3,486
I-Sheng Electric Wire & Cable Co. Ltd. (b)	12,500,000	18,949
Korea Electric Terminal Co. Ltd. (b)	700,000	33,074
Regal Beloit Corp.	46,975	3,345
Servotronics, Inc.	114,915	1,088
TKH Group NV (depositary receipt)	298,957	18,917
		210,204
Industrial Conglomerates - 1.0%
Carr's Group PLC	2,235,410	4,247
DCC PLC (United Kingdom)	3,525,083	339,709
ITT, Inc.	84,700	4,141
Mytilineos Holdings SA	867,660	10,478
Reunert Ltd.	1,703,279	10,611
		369,186
Machinery - 1.6%
Aalberts Industries NV (b)	6,950,388	342,782
Allison Transmission Holdings, Inc.	521,552	20,335
ASL Marine Holdings Ltd. (b)(c)	45,279,313	2,458
Cummins, Inc.	23,204	3,709
Foremost Income Fund (c)	2,141,103	8,930
Global Brass & Copper Holdings, Inc.	47,296	1,419
Haitian International Holdings Ltd.	6,961,000	18,525
Hurco Companies, Inc.	74,355	3,286
Hwacheon Machine Tool Co. Ltd. (b)	219,900	11,560
Hyster-Yale Materials Handling:
Class A (b)	230,081	16,382
Class B (b)(c)	310,000	22,072
Ihara Science Corp. (b)	985,400	25,951
Jaya Holdings Ltd. (b)(c)(d)	3,239,440	71
Kyowakogyosyo Co. Ltd.	45,100	2,529
Luxfer Holdings PLC sponsored	307,371	4,303
Maruzen Co. Ltd. (b)	1,592,000	37,586
Miller Industries, Inc.	94,457	2,338
Mincon Group PLC	2,162,943	3,343
Nadex Co. Ltd. (b)	797,100	9,012
Nakano Refrigerators Co. Ltd.	25,700	1,208
Nitchitsu Co. Ltd.	55,900	931
Rexnord Corp. (c)	228,136	6,276
Semperit AG Holding	463,700	10,236
SIMPAC, Inc.	583,000	2,327
Takamatsu Machinery Co. Ltd.	323,800	3,427
Techno Smart Corp. (a)	530,900	5,755
Tocalo Co. Ltd.	3,071,200	38,292
Trinity Industrial Corp.	723,400	6,683
		611,726
Marine - 0.0%
SITC International Holdings Co. Ltd.	4,521,000	4,817
Tokyo Kisen Co. Ltd. (b)	831,000	6,028
		10,845
Professional Services - 0.4%
Akka Technologies SA	259,080	18,146
Asiakastieto Group Oyj (e)	77,533	2,949
Boardroom Ltd.	2,579,242	1,392
CBIZ, Inc. (c)	96,526	1,795
Clarius Group Ltd. (c)	2,286,331	103
ICF International, Inc.	76,582	5,139
Kelly Services, Inc. Class A (non-vtg.)	134,641	3,940
McMillan Shakespeare Ltd.	1,970,785	24,902
Nielsen Holdings PLC	247,200	7,774
Robert Half International, Inc.	116,543	7,080
SHL-JAPAN Ltd.	102,000	1,821
Sporton International, Inc.	306,028	1,695
Stantec, Inc.	1,550,190	39,444
Synergie SA	127,858	7,844
TrueBlue, Inc. (c)	478,099	12,741
		136,765
Road & Rail - 0.8%
Alps Logistics Co. Ltd. (b)	2,862,200	23,668
Avis Budget Group, Inc. (c)	52,760	2,607
Chilled & Frozen Logistics Holdings Co. Ltd.	1,174,700	16,226
CSX Corp.	333,618	19,814
Daqin Railway Co. Ltd. (A Shares)	26,000,000	34,013
Hamakyorex Co. Ltd. (b)	1,256,000	43,831
Higashi Twenty One Co. Ltd.	250,700	991
Norfolk Southern Corp.	52,344	7,510
Roadrunner Transportation Systems, Inc. (b)(c)	3,616,315	7,775
Sakai Moving Service Co. Ltd. (b)	1,083,800	58,790
Trancom Co. Ltd. (b)	857,200	65,082
Universal Logistics Holdings, Inc.	923,105	20,262
		300,569
Trading Companies & Distributors - 0.7%
AddTech AB (B Shares)	1,235,414	25,762
AerCap Holdings NV (c)	232,593	12,125
Alconix Corp. (b)	2,124,600	38,247
Goodfellow, Inc. (b)(c)	724,541	4,103
HD Supply Holdings, Inc. (c)	546,930	21,172
HERIGE	61,117	3,196
Houston Wire & Cable Co. (c)	76,401	550
KS Energy Services Ltd. (c)	13,200,200	405
Lumax International Corp. Ltd.	3,123,900	6,253
Meiwa Corp.	1,721,200	8,329
Mitani Shoji Co. Ltd.	736,700	35,042
MRC Global, Inc. (c)	806,128	15,099
Otec Corp.	124,600	2,096
Parker Corp. (b)	2,224,000	12,267
Richelieu Hardware Ltd.	744,448	16,067
Senshu Electric Co. Ltd. (b)	896,700	26,576
Strongco Corp. (b)(c)	851,333	1,326
Tanaka Co. Ltd.	36,900	237
TECHNO ASSOCIE Co. Ltd.	255,600	2,888
Titan Machinery, Inc. (c)	827,690	15,991
Totech Corp. (b)	928,300	22,282
WESCO International, Inc. (c)	63,400	3,775
		273,788
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	1,295,300	8,413
Meiko Transportation Co. Ltd.	831,000	9,502
Qingdao Port International Co. Ltd. (e)	4,720,000	3,878
Sinwa Ltd. (b)	20,440,300	3,677
		25,470

TOTAL INDUSTRIALS		2,719,846

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 0.0%
Black Box Corp. (b)	1,126,166	2,196
F5 Networks, Inc. (c)	23,010	3,753
Juniper Networks, Inc.	177,496	4,365
		10,314
Electronic Equipment & Components - 4.9%
A&D Co. Ltd.	684,400	4,332
AVX Corp.	206,595	3,049
Beijer Electronics AB (c)	98,952	380
Bel Fuse, Inc. Class A	84,888	1,519
Casa Systems, Inc. (a)(c)	97,217	2,274
CDW Corp.	247,590	17,651
CTS Corp.	314,783	9,428
Daido Signal Co. Ltd.	99,600	520
Dynapack International Technology Corp.	3,200,000	4,199
Elec & Eltek International Co. Ltd.	1,494,300	2,413
Elematec Corp. (b)	1,183,200	26,409
ePlus, Inc. (c)	41,373	3,304
Excel Co. Ltd. (b)	747,300	19,154
Fabrinet	83,579	2,358
Hi-P International Ltd.	11,956,300	14,756
Hon Hai Precision Industry Co. Ltd. (Foxconn)	182,476,140	506,637
IDIS Holdings Co. Ltd. (b)	800,000	11,840
Image Sensing Systems, Inc. (c)	64,598	294
Insight Enterprises, Inc. (c)	249,018	8,828
Intelligent Digital Integrated Security Co. Ltd. (b)	900,010	6,017
INTOPS Co. Ltd. (b)	1,719,800	14,855
Isra Vision AG (b)	307,071	68,008
Keysight Technologies, Inc. (c)	2,641,153	136,495
Kingboard Chemical Holdings Ltd. (b)	76,207,500	310,034
Kingboard Laminates Holdings Ltd.	3,732,500	4,975
Mesa Laboratories, Inc. (a)(b)	214,251	36,061
Muramoto Electronic Thailand PCL (For. Reg.) (b)	1,254,300	7,898
Nippo Ltd. (b)(c)	738,200	4,821
PAX Global Technology Ltd.	4,084,000	1,847
Philips Lighting NV (e)	111,187	3,389
Pinnacle Technology Holdings Ltd.	7,352,210	11,976
Plexus Corp. (c)	148,420	8,139
Redington India Ltd. (c)	14,700,000	30,501
Sanmina Corp. (c)	24,518	723
ScanSource, Inc. (b)(c)	2,329,162	79,890
Shibaura Electronics Co. Ltd. (b)	627,600	30,025
Sigmatron International, Inc. (c)	171,052	1,163
Simplo Technology Co. Ltd.	6,300,000	35,160
SYNNEX Corp. (b)	2,706,308	271,091
Tomen Devices Corp. (b)	539,300	13,971
Tripod Technology Corp.	1,472,000	4,445
TTM Technologies, Inc. (c)	1,126,584	15,705
UKC Holdings Corp. (b)	1,303,400	27,566
VST Holdings Ltd. (b)	119,218,800	62,052
Wayside Technology Group, Inc.	186,228	2,561
Wireless Telecom Group, Inc. (c)	295,615	671
Yageo Corp.	220,823	4,620
		1,834,004
Internet Software & Services - 0.2%
Akamai Technologies, Inc. (c)	46,334	3,320
Alphabet, Inc.:
Class A (c)	2,320	2,363
Class C (c)	9,525	9,690
Aucnet, Inc.	197,700	2,566
eBay, Inc. (c)	94,245	3,570
Gabia, Inc. (b)	975,000	6,846
j2 Global, Inc.	200,201	15,892
Moneysupermarket.com Group PLC	791,480	3,266
NetGem SA	851,603	2,550
Softbank Technology Corp. (a)	257,400	4,043
Web.com Group, Inc. (c)	164,000	3,050
Yahoo! Japan Corp. (a)	1,961,300	8,073
		65,229
IT Services - 3.7%
ALTEN	611,950	60,819
Amdocs Ltd.	6,553,819	440,744
Argo Graphics, Inc.	394,400	12,844
CACI International, Inc. Class A (c)	64,400	9,728
Computer Services, Inc.	258,876	12,245
CSE Global Ltd. (b)	40,760,200	12,701
Data#3 Ltd.	2,810,143	3,574
Dimerco Data System Corp.	510,000	701
DXC Technology Co.	75,620	7,793
E-Credible Co. Ltd.	129,349	1,709
eClerx Services Ltd.	1,684,608	33,722
EOH Holdings Ltd.	6,404,994	19,468
Estore Corp.	284,400	2,336
EVERTEC, Inc.	1,471,050	26,847
ExlService Holdings, Inc. (c)	179,418	10,372
Genpact Ltd.	130,456	4,160
GetBusy PLC	38,050	18
HiQ International AB	398,551	3,232
Indra Sistemas SA (b)(c)	12,994,300	180,143
Know IT AB (b)	1,394,925	28,483
Leidos Holdings, Inc.	700,145	44,970
Luxoft Holding, Inc. (c)	91,844	3,706
Maximus, Inc.	312,989	21,167
Net 1 UEPS Technologies, Inc. (c)	461,529	3,803
Nice Information & Telecom, Inc.	53,000	1,252
Perficient, Inc. (c)	191,079	4,725
Rolta India Ltd. (c)	2,699,942	2,508
Science Applications International Corp.	119,691	10,268
Societe Pour L'Informatique Industrielle SA (b)	1,660,590	50,133
Softcreate Co. Ltd.	603,300	9,476
Sword Group	74,702	3,270
The Western Union Co.	17,961,966	354,749
TravelSky Technology Ltd. (H Shares)	1,751,000	5,115
Worldpay, Inc. (c)	49,194	3,996
		1,390,777
Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology, Inc. (c)	24,518	203
Axell Corp. (b)	764,200	5,970
Boe Varitronix Ltd.	6,313,000	3,037
Cirrus Logic, Inc. (c)	73,551	2,682
Diodes, Inc. (c)	284,317	8,117
Entegris, Inc.	312,154	10,051
Integrated Device Technology, Inc. (c)	494,172	13,753
KLA-Tencor Corp.	24,545	2,497
Kulicke & Soffa Industries, Inc. (c)	9,646	221
Leeno Industrial, Inc.	575,000	30,765
Melexis NV	1,350,000	128,872
Miraial Co. Ltd.	176,300	2,474
Nanometrics, Inc. (c)	319,275	7,924
ON Semiconductor Corp. (c)	585,290	12,923
Phison Electronics Corp.	1,900,000	17,170
Powertech Technology, Inc.	9,000,000	25,718
Trio-Tech International (b)(c)	241,162	1,307
United Microelectronics Corp.	5,408,000	2,911
		276,595
Software - 3.4%
Activision Blizzard, Inc.	167,408	11,108
AdaptIT Holdings Ltd.	2,519,517	1,808
ANSYS, Inc. (c)	3,725,013	602,186
Aspen Technology, Inc. (c)	161,303	14,154
Ebix, Inc. (b)	2,050,435	158,909
ICT Automatisering NV (b)	492,673	8,538
InfoVine Co. Ltd. (b)	175,000	4,118
init innovation in traffic systems AG	98,451	2,354
Jorudan Co. Ltd. (b)	433,400	4,305
KPIT Cummins Infosystems Ltd.	6,300,000	24,419
KSK Co., Ltd. (b)	532,500	9,158
Micro Focus International PLC	215,492	3,716
Nucleus Software Exports Ltd. (c)	850,000	6,217
Oracle Corp.	8,718,836	398,189
Pegasystems, Inc.	149,942	9,154
Pro-Ship, Inc.	253,000	6,445
RealPage, Inc. (c)	251,808	13,472
Reckon Ltd. (c)	88,072	85
Vitec Software Group AB	793,189	7,428
Zensar Technologies Ltd.	800,000	15,389
		1,301,152
Technology Hardware, Storage & Peripherals - 4.2%
Compal Electronics, Inc.	68,000,000	44,214
Hewlett Packard Enterprise Co.	3,068,805	52,323
HP, Inc.	6,473,844	139,123
Seagate Technology LLC (b)	21,860,912	1,265,528
Super Micro Computer, Inc. (c)	633,897	11,220
TPV Technology Ltd.	69,742,000	8,591
Western Digital Corp.	41,910	3,302
Xerox Corp.	2,451,750	77,108
		1,601,409

TOTAL INFORMATION TECHNOLOGY		6,479,480

MATERIALS - 3.3%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (c)	493,609	15,253
C. Uyemura & Co. Ltd.	384,500	26,309
Cabot Corp.	25,019	1,398
Chase Corp. (b)	684,468	76,660
Core Molding Technologies, Inc. (b)	461,031	7,146
Deepak Fertilisers and Petrochemicals Corp. Ltd.	2,000,000	10,614
Deepak Nitrite Ltd. (c)	1,144,289	4,602
Eastman Chemical Co.	9,808	1,001
EcoGreen International Group Ltd. (b)	50,222,080	9,057
FMC Corp.	1,195,636	95,328
Fujikura Kasei Co., Ltd. (b)	2,716,700	16,849
Fuso Chemical Co. Ltd.	637,500	16,270
Gujarat Narmada Valley Fertilizers Co.	5,000,000	35,662
Gujarat State Fertilizers & Chemicals Ltd. (b)	28,900,000	57,839
Honshu Chemical Industry Co. Ltd. (b)	764,200	8,319
Huntsman Corp.	291,983	8,692
Innospec, Inc.	801,336	58,257
JSR Corp.	233,000	4,401
K&S AG	881,551	25,986
KPC Holdings Corp.	43,478	2,696
KPX Chemical Co. Ltd.	163,083	9,152
KPX Green Chemical Co. Ltd.	250,000	1,156
Miwon Chemicals Co. Ltd.	55,095	2,876
Miwon Commercial Co. Ltd. (c)	13,819	3,032
Muto Seiko Co. Ltd. (a)(c)	238,700	2,673
Nihon Parkerizing Co. Ltd.	291,300	4,623
Nippon Soda Co. Ltd.	1,578,000	9,094
Nutrien Ltd.	490,351	22,323
PolyOne Corp.	30,722	1,286
SK Kaken Co. Ltd.	294,000	29,986
Soken Chemical & Engineer Co. Ltd. (b)	668,300	14,617
T&K Toka Co. Ltd. (b)	1,348,400	16,516
Thai Carbon Black PCL (For. Reg.) (c)	11,496,100	20,090
Thai Rayon PCL:
(For. Reg.)	2,725,000	4,542
NVDR	85,800	143
The Chemours Co. LLC	209,441	10,139
UPL Ltd.	875,000	9,580
Victrex PLC	9,169	331
Westlake Chemical Corp.	101,595	10,868
Yara International ASA	3,986,269	168,449
Yip's Chemical Holdings Ltd.	25,744,000	9,056
		832,871
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (c)	674,133	4,253
Mitani Sekisan Co. Ltd. (b)	1,493,300	34,286
RHI Magnesita NV	64,656	3,873
		42,412
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	3,478,000	894
Berry Global Group, Inc. (c)	221,211	12,167
Chuoh Pack Industry Co. Ltd. (b)	422,700	5,491
Kohsoku Corp. (b)	1,741,100	21,597
Pact Group Holdings Ltd. (e)	690,731	2,941
Samhwa Crown & Closure Co. Ltd.	50,000	2,381
Silgan Holdings, Inc.	191,097	5,364
The Pack Corp. (b)	1,564,000	59,301
UFP Technologies, Inc. (c)	96,578	3,211
		113,347
Metals & Mining - 0.6%
Alcoa Corp. (c)	90,200	4,618
Ausdrill Ltd.	2,099,770	4,392
Chubu Steel Plate Co. Ltd.	415,200	2,898
Cliffs Natural Resources, Inc. (a)(c)	12,382,045	91,875
Compania de Minas Buenaventura SA sponsored ADR	2,260,952	36,062
Compass Minerals International, Inc. (a)	24,518	1,650
Freeport-McMoRan, Inc.	259,831	3,952
Granges AB	404,735	5,685
Hill & Smith Holdings PLC	883,328	16,137
Newmont Mining Corp.	79,627	3,129
Orosur Mining, Inc. (c)	2,980,446	186
Orvana Minerals Corp. (c)	766,403	131
Pacific Metals Co. Ltd. (c)	348,700	12,280
Steel Dynamics, Inc.	75,862	3,399
Tohoku Steel Co. Ltd. (b)	627,000	11,672
Tokyo Tekko Co. Ltd. (b)	763,600	11,979
Universal Stainless & Alloy Products, Inc. (c)	73,781	2,165
Warrior Metropolitan Coal, Inc. (a)	1,005,091	23,368
Webco Industries, Inc. (c)	7,610	822
Worthington Industries, Inc.	79,126	3,523
		239,923
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	105,427	2,987
Stella-Jones, Inc.	597,816	21,665
Western Forest Products, Inc.	1,953,090	4,214
		28,866

TOTAL MATERIALS		1,257,419

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Colony NorthStar, Inc.	1,413,844	8,639
Corporate Office Properties Trust (SBI)	93,236	2,565
Corrections Corp. of America	1,362,595	27,470
Four Corners Property Trust, Inc.	214,700	4,865
National Health Investors, Inc.	28,473	1,944
NSI NV	8,351	360
NSI NV rights 5/9/18 (c)	8,351	11
Spirit Realty Capital, Inc.	95,498	769
Store Capital Corp.	201,258	5,078
Ventas, Inc.	55,572	2,858
VEREIT, Inc.	3,621,457	24,626
Washington Prime Group, Inc. (a)	188,328	1,218
		80,403
Real Estate Management & Development - 0.5%
Anabuki Kosan, Inc.	43,050	1,244
CBRE Group, Inc. (c)	102,490	4,644
Century21 Real Estate Japan Ltd.	97,500	1,205
Devine Ltd. (c)	1,764,404	469
IMMOFINANZ Immobilien Anlagen AG	1,026,142	2,694
Leopalace21 Corp.	3,900,000	33,927
LSL Property Services PLC	1,365,637	4,700
Relo Group, Inc.	4,950,400	111,669
Selvaag Bolig ASA	1,167,500	5,945
Servcorp Ltd.	591,335	2,125
Sino Land Ltd.	2,782,000	4,802
Tejon Ranch Co. (c)	432,932	10,533
Wing Tai Holdings Ltd.	1,727,200	2,646
		186,603

TOTAL REAL ESTATE		267,006

UTILITIES - 1.2%
Electric Utilities - 1.0%
Exelon Corp.	3,270,886	129,789
FirstEnergy Corp.	48,875	1,681
PG&E Corp.	3,188,628	146,996
PPL Corp.	3,089,206	89,896
		368,362
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	13,931	469
China Resource Gas Group Ltd.	760,000	2,795
Hokuriku Gas Co.	153,000	4,598
K&O Energy Group, Inc.	538,200	8,547
Keiyo Gas Co. Ltd.	596,000	3,418
Star Gas Partners LP	199,132	1,936
		21,763
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (b)	32,700,045	27,459
Mega First Corp. Bhd warrants 4/8/20 (c)	3,800,000	1,560
The AES Corp.	255,276	3,125
		32,144
Multi-Utilities - 0.0%
CMS Energy Corp.	322,302	15,209
Water Utilities - 0.0%
Manila Water Co., Inc.	5,630,500	3,011

TOTAL UTILITIES		440,489

TOTAL COMMON STOCKS
(Cost $15,583,622)		34,059,855

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA (PN)	503,900	2,245
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	987
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 7.50% (c)(d)(e)	6,408	224
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Steel Partners Holdings LP Series A, 6.00%	163,314	3,263
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,534,992	22,059
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $22,374)		28,778
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27(e)
(Cost $10,811)	4,613	3,644
	Shares	Value (000s)

Money Market Funds - 10.7%
Fidelity Cash Central Fund, 1.74% (f)	3,752,847,813	3,753,598
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	290,426,503	290,456
TOTAL MONEY MARKET FUNDS
(Cost $4,043,468)		4,044,054
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $19,660,275)		38,136,331
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(246,547)
NET ASSETS - 100%		$37,889,784

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated company

 (c) Non-income producing

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,358,000 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$37,911
Fidelity Securities Lending Cash Central Fund	4,063
Total	$41,974

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$357,923	$--	$62,899	$4,784	$43,364	$4,394	$342,782
Abbey PLC	30,976	--	1,463	372	1,209	2,156	32,878
Abercrombie & Fitch Co. Class A	51,336	--	6,567	3,091	(2,473)	83,242	125,538
Accell Group NV	57,199	--	2,936	910	675	(13,625)	41,313
Air T, Inc.	3,276	--	219	--	164	2,019	5,240
AJIS Co. Ltd.	18,967	--	1,102	340	776	7,014	25,655
Alconix Corp.	22,007	--	1,954	572	1,360	16,834	38,247
Alps Logistics Co. Ltd.	21,604	--	1,123	433	618	2,569	23,668
Ark Restaurants Corp.	4,524	--	990	137	425	(111)	--
Arts Optical International Holdings Ltd.	8,599	--	370	62	(89)	(2,260)	5,880
ASL Marine Holdings Ltd.	4,442	--	162	--	(14)	(1,808)	2,458
Assurant, Inc.	322,168	--	37,843	4,687	28,004	(64,933)	247,396
ASTI Corp.	5,592	--	888	91	636	1,592	6,932
Atwood Oceanics, Inc.	57,677	--	67,862	--	(126,131)	136,316	--
Axell Corp.	5,428	--	297	32	(560)	1,399	5,970
Barratt Developments PLC	615,294	--	27,433	43,026	20,914	(52,696)	556,079
Bed Bath & Beyond, Inc.	274,957	30,029	9,354	4,294	(711)	(118,765)	176,156
Belc Co. Ltd.	80,741	--	6,965	977	5,844	9,495	89,115
Belluna Co. Ltd.	87,499	--	6,781	743	3,960	(3,101)	81,577
Best Buy Co., Inc.	1,088,006	345	244,399	19,587	147,906	155,988	1,147,846
Black Box Corp.	12,338	--	968	--	(14,548)	5,374	2,196
BMTC Group, Inc.	39,153	--	5,664	631	5,444	4,854	43,787
Calian Technologies Ltd.	15,187	--	759	377	547	281	15,256
Chase Corp.	78,401	771	5,578	575	5,244	(2,178)	76,660
Chilled & Frozen Logistics Holdings Co. Ltd.	15,688	--	1,906	205	1,105	1,339	--
Chuoh Pack Industry Co. Ltd.	5,111	--	261	142	146	495	5,491
Civeo Corp.	24,148	--	1,740	--	681	16,956	40,045
Clip Corp.	2,382	--	114	92	48	(9)	2,307
Codorus Valley Bancorp, Inc.	18,561	--	2,284	285	1,091	707	18,075
Contango Oil & Gas Co.	12,450	1,139	641	--	(423)	(4,189)	8,336
Core Molding Technologies, Inc.	13,648	--	5,369	79	2,061	(3,194)	7,146
Cosmos Pharmaceutical Corp.	262,818	--	30,564	444	27,824	(16,724)	243,354
Create SD Holdings Co. Ltd.	146,994	--	6,656	789	5,149	15,370	160,857
CSE Global Ltd.	13,065	--	539	852	74	101	12,701
Daewon Pharmaceutical Co. Ltd.	29,918	--	--	360	--	5,031	34,949
Daiichi Kensetsu Corp.	22,034	--	1,228	410	731	6,668	28,205
DCC PLC (United Kingdom)	464,436	--	167,133	2,614	150,171	(107,765)	--
Deepak Fertilisers and Petrochemicals Corp. Ltd.	33,595	--	22,823	454	13,417	(13,575)	--
DongKook Pharmaceutical Co. Ltd.	33,526	--	--	251	--	7,358	40,884
DVx, Inc.	8,368	--	388	136	276	241	8,497
Ebix, Inc.	158,009	--	53,724	608	41,611	13,013	158,909
EcoGreen International Group Ltd.	10,836	--	453	101	115	(1,441)	9,057
Elematec Corp.	22,459	--	1,306	646	837	4,419	26,409
Essendant, Inc.	27,007	173	873	900	(390)	(10,385)	15,532
Excel Co. Ltd.	10,314	--	1,071	477	603	9,308	19,154
Ff Group	109,703	--	4,312	--	2,185	(24,681)	82,895
First Juken Co. Ltd.	21,090	--	1,026	498	747	(131)	20,680
Food Empire Holdings Ltd.	20,674	--	1,298	181	613	(514)	19,475
Fossil Group, Inc.	22,766	18,570	2,412	--	1,526	21,539	61,989
Fresh Del Monte Produce, Inc.	262,477	--	13,009	2,256	6,983	(19,451)	237,000
Fuji Kosan Co. Ltd.	3,565	--	163	86	(11)	185	3,576
Fujikura Kasei Co., Ltd.	16,713	--	800	365	232	704	16,849
Fursys, Inc.	28,374	--	--	590	--	(1,052)	27,322
Gabia, Inc.	5,328	--	--	23	--	1,518	6,846
GameStop Corp. Class A	216,839	--	7,309	11,254	(905)	(78,255)	130,370
Genky Stores, Inc.	28,711	--	443	76	373	(23,251)	--
Geospace Technologies Corp.	18,545	--	671	--	(366)	(5,374)	12,134
Geumhwa PSC Co. Ltd.	12,086	--	--	251	--	201	12,287
Goodfellow, Inc.	4,738	--	210	--	126	(551)	4,103
Guess?, Inc.	68,134	--	4,780	3,454	(1,816)	53,703	115,241
Gujarat State Fertilizers & Chemicals Ltd.	65,224	--	3,184	1,037	622	(4,823)	57,839
GulfMark Offshore, Inc. Class A	413	--	10,214	--	(4)	9,805	--
Halows Co. Ltd.	29,437	--	1,565	268	1,063	3,317	32,252
Hamakyorex Co. Ltd.	34,778	--	1,763	475	1,000	9,816	43,831
Handsome Co. Ltd.	68,497	--	--	576	--	(2,619)	65,878
Hanger, Inc.	30,525	--	1,744	--	(794)	18,021	46,008
Helen of Troy Ltd.	196,442	--	19,089	--	18,108	(40,899)	154,562
Hiday Hidaka Corp.	60,332	--	14,522	636	11,060	(924)	55,946
Honshu Chemical Industry Co. Ltd.	7,501	--	755	181	352	1,221	8,319
Hoshiiryou Sanki Co. Ltd.	11,966	--	532	101	266	(402)	11,298
Hurco Companies, Inc.	16,735	62	16,933	50	10,973	(7,551)	--
Hwacheon Machine Tool Co. Ltd.	11,663	--	--	213	--	(103)	11,560
Hyster-Yale Materials Handling Class A	15,417	1,627	801	195	691	(552)	16,382
Hyster-Yale Materials Handling Class B	21,967	--	--	281	--	105	22,072
I-Sheng Electric Wire & Cable Co. Ltd.	17,852	--	--	7	--	1,097	18,949
IA Group Corp.	3,759	--	181	119	30	400	4,008
ICT Automatisering NV	9,019	--	1,855	--	462	912	8,538
IDIS Holdings Co. Ltd.	9,322	--	--	93	--	2,518	11,840
Ihara Science Corp.	20,475	--	1,272	375	945	5,803	25,951
Indra Sistemas SA	212,977	--	10,303	--	(2,926)	(19,605)	180,143
InfoVine Co. Ltd.	4,250	--	--	147	--	(132)	4,118
Intage Holdings, Inc.	35,728	--	2,167	564	1,455	1,293	36,309
Intelligent Digital Integrated Security Co. Ltd.	6,509	--	--	140	--	(492)	6,017
INTOPS Co. Ltd.	18,044	--	--	263	--	(3,189)	14,855
INZI Controls Co. Ltd.	6,917	--	--	176	--	3,403	10,320
Isra Vision AG	65,170	--	10,424	195	9,180	4,082	68,008
Jaya Holdings Ltd.	206	--	--	--	(24)	(111)	71
JLM Couture, Inc.	511	--	29	--	(12)	518	988
Jorudan Co. Ltd.	4,478	--	231	47	82	(24)	4,305
Jumbo SA	176,166	--	8,311	3,722	6,485	9,607	183,947
Kingboard Chemical Holdings Ltd.	370,346	--	32,320	6,144	24,100	(52,092)	310,034
Know IT AB	24,210	--	2,020	651	1,047	5,246	28,483
Kohsoku Corp.	18,103	--	954	410	534	3,914	21,597
Kondotec, Inc.	14,958	--	691	316	565	(1,510)	13,322
Korea Electric Terminal Co. Ltd.	44,065	--	--	244	--	(10,991)	33,074
KSK Co., Ltd.	7,360	--	404	211	276	1,926	9,158
Kwang Dong Pharmaceutical Co. Ltd.	23,334	--	--	192	--	3,297	26,631
Kyeryong Construction Industrial Co. Ltd.	11,076	--	280	--	(20)	1,420	12,196
Maruzen Co. Ltd.	27,369	--	1,633	355	1,332	10,518	37,586
Mega First Corp. Bhd	29,328	--	--	155	--	(1,869)	27,459
Mega First Corp. Bhd warrants 4/8/20	1,794	--	43	--	43	(234)	--
Mesa Laboratories, Inc.	34,239	--	3,248	112	2,911	2,159	36,061
Metro, Inc. Class A (sub. vtg.)	876,121	--	36,904	8,719	34,839	(89,943)	784,113
Michang Oil Industrial Co. Ltd.	13,913	--	--	230	--	(955)	12,958
Mitani Sekisan Co. Ltd.	36,788	--	1,659	213	1,335	(2,178)	34,286
Motonic Corp.	28,729	--	--	883	--	2,529	31,258
Mr. Bricolage SA	16,992	--	739	--	250	(933)	15,570
Muhak Co. Ltd.	56,738	--	--	760	--	(12,433)	44,305
Murakami Corp.	17,692	--	1,089	237	921	4,788	22,312
Muramoto Electronic Thailand PCL (For. Reg.)	9,120	--	557	298	116	(781)	7,898
Murphy Oil Corp.	209,012	84,175	11,194	5,991	4,740	34,874	321,607
Nac Co. Ltd.	8,739	--	4,598	96	(4,396)	3,957	--
Nadex Co. Ltd.	6,782	--	448	199	307	2,371	9,012
Nafco Co. Ltd.	32,256	--	1,545	620	642	1,429	32,782
Nakayamafuku Co. Ltd.	7,504	--	1,614	187	(280)	45	--
ND Software Co. Ltd.	13,121	--	624	178	310	(1,425)	11,382
Next PLC	720,096	--	59,850	26,049	39,292	233,895	933,433
NICE Total Cash Management Co., Ltd.	12,891	--	3,936	117	3,048	743	--
Nippo Ltd.	2,397	--	172	25	65	2,531	4,821
Nucleus Software Exports Ltd.	9,766	--	7,739	--	4,296	(106)	--
Nutraceutical International Corp.	41,542	--	41,542	--	27,850	(27,850)	--
Origin Enterprises PLC	75,152	--	3,112	2,387	638	(13,236)	59,442
P&F Industries, Inc. Class A	1,986	62	114	49	28	655	2,617
Parker Corp.	12,168	--	658	187	491	266	12,267
Piolax, Inc.	72,133	--	3,237	712	3,005	(1,944)	69,957
Prim SA	19,681	--	870	189	279	1,777	20,867
Qol Co. Ltd.	31,384	--	1,694	437	1,196	7,280	--
RenaissanceRe Holdings Ltd.	326,272	--	72,971	1,750	61,766	(85,229)	--
Roadrunner Transportation Systems, Inc.	26,420	--	1,018	--	(179)	(17,448)	7,775
Rocky Mountain Chocolate Factory, Inc.	5,440	--	241	163	65	(188)	5,076
S&T Holdings Co. Ltd.	12,660	--	--	131	--	(1,792)	10,868
Sakai Moving Service Co. Ltd.	59,548	--	7,799	461	6,095	946	58,790
Samsung Climate Control Co. Ltd.	5,669	--	--	39	--	(114)	5,555
Sanei Architecture Planning Co. Ltd.	22,654	--	1,208	458	841	(1,756)	20,531
Sarantis SA	30,582	--	1,531	--	1,054	4,426	34,531
ScanSource, Inc.	87,029	7,945	3,717	--	2,871	(14,238)	79,890
Seagate Technology LLC	842,744	2,217	203,849	46,940	153,559	470,857	1,265,528
Select Harvests Ltd.	18,238	176	686	178	196	3,259	--
Senshu Electric Co. Ltd.	18,882	--	1,181	370	773	8,102	26,576
Servotronics, Inc.	1,623	--	625	--	61	29	--
Sewon Precision Industries Co. Ltd.	7,366	--	--	37	--	(1,670)	5,696
Shibaura Electronics Co. Ltd.	22,486	--	1,789	398	1,401	7,927	30,025
ShoLodge, Inc.	0	--	--	--	(4,783)	4,783	0
Sigmatron International, Inc.	2,108	--	763	--	195	(377)	--
Sinwa Ltd.	3,473	--	169	156	68	305	3,677
SJM Co. Ltd.	6,651	--	--	130	--	(1,557)	5,094
SJM Holdings Co. Ltd.	6,082	--	--	207	--	(437)	5,645
Societe Pour L'Informatique Industrielle SA	46,192	--	2,230	210	1,832	4,339	50,133
Soken Chemical & Engineer Co. Ltd.	9,827	--	720	395	379	5,131	14,617
SPK Corp.	7,050	--	332	139	200	(340)	--
Sportscene Group, Inc. Class A	1,827	--	89	--	68	267	2,073
Step Co. Ltd.	14,962	--	776	317	573	2,255	17,014
Strattec Security Corp.	11,271	562	578	134	241	(1,074)	10,422
Strongco Corp.	943	--	61	--	(57)	501	1,326
Sun Hing Vision Group Holdings Ltd.	8,362	--	383	663	70	(54)	7,995
Sunjin Co. Ltd.	27,026	8,074	--	--	--	635	35,735
SYNNEX Corp.	336,853	--	15,866	2,767	13,855	(63,751)	271,091
T&K Toka Co. Ltd.	15,676	--	968	387	572	1,236	16,516
Techno Smart Corp.	9,054	--	2,613	136	1,463	(2,149)	--
The Buckle, Inc.	80,756	--	4,403	11,543	(798)	28,436	103,991
The Pack Corp.	53,010	--	2,534	320	1,486	7,339	59,301
Tocalo Co. Ltd.	31,573	--	2,745	653	1,809	7,655	--
Tohoku Steel Co. Ltd.	9,449	--	585	142	441	2,367	11,672
Tokyo Kisen Co. Ltd.	5,800	--	296	141	195	329	6,028
Tokyo Tekko Co. Ltd.	16,460	--	602	225	67	(3,946)	11,979
Tomen Devices Corp.	12,893	--	1,443	364	50	2,471	13,971
Totech Corp.	17,623	--	961	391	791	4,829	22,282
TOW Co. Ltd.	15,331	--	709	195	475	833	15,930
Trancom Co. Ltd.	44,353	--	2,690	590	2,639	20,780	65,082
Trio-Tech International	1,129	82	68	--	13	151	1,307
Triple-S Management Corp.	29,777	--	5,930	--	1,918	22,129	47,894
UKC Holdings Corp.	20,506	--	1,214	668	614	7,660	27,566
Unit Corp.	81,511	21,004	4,506	--	(212)	24,179	121,976
Universal Logistics Holdings, Inc.	22,264	273	14,116	297	561	11,280	--
Unum Group	801,555	105	44,477	10,662	29,751	(55,122)	731,812
Utah Medical Products, Inc.	25,516	1,233	4,178	299	2,709	9,149	34,429
VSE Corp.	45,427	196	1,957	120	1,467	(1,997)	43,136
VST Holdings Ltd.	33,659	--	3,896	--	2,490	29,799	62,052
Watts Co. Ltd.	15,539	--	3,743	144	1,325	(4,320)	8,801
Weight Watchers International, Inc.	148,520	--	128,577	--	61,671	57,979	--
Whanin Pharmaceutical Co. Ltd.	30,861	--	--	407	--	4,517	35,378
WIN-Partners Co. Ltd.	33,644	--	1,610	621	1,274	738	34,046
Workman Co. Ltd.	70,361	--	5,734	979	4,869	17,122	86,618
Youngone Holdings Co. Ltd.	42,735	--	--	414	--	1,707	44,442
Yusen Logistics Co. Ltd.	19,570	--	22,774	62	(5,564)	8,768	--
Yutaka Giken Co. Ltd.	29,488	--	1,434	641	971	3,620	32,645
Total	$13,273,849	$178,820	$1,744,790	$268,458	$940,343	$651,272	$12,388,623

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$8,706,309	$8,508,426	$197,883	$--
Consumer Staples	3,324,238	3,204,118	115,053	5,067
Energy	1,519,302	1,324,336	194,742	224
Financials	4,180,046	4,148,775	30,321	950
Health Care	5,172,439	5,015,727	145,529	11,183
Industrials	2,719,846	2,504,062	215,713	71
Information Technology	6,479,480	5,246,903	1,232,577	--
Materials	1,279,478	1,110,066	169,412	--
Real Estate	267,006	256,964	10,042	--
Utilities	440,489	405,664	34,825	--
Corporate Bonds	3,644	--	3,644	--
Money Market Funds	4,044,054	4,044,054	--	--
Total Investments in Securities:	$38,136,331	$35,769,095	$2,349,741	$17,495

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$2,503,553
Level 2 to Level 1	$280,941

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Discovery Fund

April 30, 2018

FVD-QTLY-0618
1.800366.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Media - 10.1%
Cinemark Holdings, Inc.	445,179	$17,437,661
Comcast Corp. Class A	867,403	27,227,780
Entercom Communications Corp. Class A	1,413,336	14,345,360
Interpublic Group of Companies, Inc.	1,333,445	31,455,968
Lions Gate Entertainment Corp. Class B	1,010,177	23,254,275
The Walt Disney Co.	282,408	28,333,995
Time Warner, Inc.	512,120	48,548,976
Twenty-First Century Fox, Inc. Class A	1,022,533	37,383,806
WPP PLC	1,208,600	20,739,732
		248,727,553
Multiline Retail - 0.5%
Dollar General Corp.	126,900	12,249,657
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	157,528	25,152,496

TOTAL CONSUMER DISCRETIONARY		286,129,706

CONSUMER STAPLES - 9.8%
Beverages - 1.4%
C&C Group PLC	3,656,010	13,774,793
PepsiCo, Inc.	195,635	19,747,397
		33,522,190
Food & Staples Retailing - 3.0%
CVS Health Corp.	733,465	51,217,861
Sysco Corp.	376,146	23,524,171
		74,742,032
Food Products - 3.3%
Kellogg Co.	339,986	20,025,175
Seaboard Corp.	2,389	9,572,842
The Hershey Co.	127,308	11,704,698
The J.M. Smucker Co.	351,761	40,128,895
		81,431,610
Personal Products - 0.7%
Unilever NV (Certificaten Van Aandelen) (Bearer)	278,900	15,988,943
Tobacco - 1.4%
British American Tobacco PLC:
(United Kingdom)	208,600	11,441,191
sponsored ADR	439,352	23,997,406
		35,438,597

TOTAL CONSUMER STAPLES		241,123,372

ENERGY - 9.9%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co. Class A	844,834	30,506,956
Dril-Quip, Inc. (a)	162,970	6,755,107
		37,262,063
Oil, Gas & Consumable Fuels - 8.4%
Chevron Corp.	347,537	43,480,354
Exxon Mobil Corp.	444,340	34,547,435
FLEX LNG Ltd. (a)	5,751,200	7,419,932
GasLog Ltd.	256,608	4,323,845
GasLog Partners LP	780,682	18,541,198
Golar LNG Partners LP	805,260	16,153,516
Hoegh LNG Partners LP	389,395	6,950,701
Phillips 66 Co.	257,405	28,651,751
Suncor Energy, Inc.	509,700	19,491,624
Teekay Corp. (b)	940,664	8,296,656
Teekay LNG Partners LP	780,099	14,236,807
Teekay Offshore Partners LP	2,310,169	6,445,372
		208,539,191

TOTAL ENERGY		245,801,254

FINANCIALS - 27.2%
Banks - 12.1%
JPMorgan Chase & Co.	923,073	100,411,872
PNC Financial Services Group, Inc.	224,931	32,752,203
SunTrust Banks, Inc.	535,131	35,746,751
U.S. Bancorp	1,000,333	50,466,800
Wells Fargo & Co.	1,539,386	79,986,497
		299,364,123
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	150,120	35,778,100
State Street Corp.	228,019	22,751,736
		58,529,836
Consumer Finance - 2.9%
Capital One Financial Corp.	219,932	19,930,238
Discover Financial Services	356,522	25,402,193
Synchrony Financial	800,007	26,536,232
		71,868,663
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	433,360	83,954,833
Cannae Holdings, Inc. (a)	295,391	6,102,778
Standard Life PLC	2,179,760	10,962,199
		101,019,810
Insurance - 4.3%
Allstate Corp.	153,507	15,016,055
Chubb Ltd.	194,747	26,421,325
FNF Group	354,848	13,069,052
Prudential PLC	815,855	20,978,944
The Travelers Companies, Inc.	232,215	30,559,494
		106,044,870
Mortgage Real Estate Investment Trusts - 1.5%
AGNC Investment Corp.	714,211	13,512,872
Annaly Capital Management, Inc.	1,341,011	13,906,284
MFA Financial, Inc.	1,241,465	9,335,817
		36,754,973

TOTAL FINANCIALS		673,582,275

HEALTH CARE - 13.3%
Biotechnology - 3.7%
Amgen, Inc.	331,893	57,908,691
Dyax Corp. rights 12/31/19 (a)(c)	635,500	2,230,605
Shire PLC sponsored ADR	199,319	31,777,428
		91,916,724
Health Care Providers & Services - 4.5%
Aetna, Inc.	122,626	21,956,185
Anthem, Inc.	106,289	25,083,141
Cigna Corp.	190,564	32,742,706
McKesson Corp.	115,852	18,097,241
UnitedHealth Group, Inc.	53,300	12,600,120
		110,479,393
Pharmaceuticals - 5.1%
Allergan PLC	177,414	27,259,661
Bayer AG	329,400	39,369,760
Johnson & Johnson	168,980	21,374,280
Pfizer, Inc.	529,757	19,394,404
Sanofi SA sponsored ADR	480,642	18,898,843
		126,296,948

TOTAL HEALTH CARE		328,693,065

INDUSTRIALS - 6.3%
Aerospace & Defense - 2.7%
Harris Corp.	133,484	20,879,567
Huntington Ingalls Industries, Inc.	20,581	5,005,505
United Technologies Corp.	341,779	41,064,747
		66,949,819
Machinery - 1.0%
Allison Transmission Holdings, Inc.	205,804	8,024,298
Deere & Co.	129,888	17,577,743
		25,602,041
Professional Services - 1.4%
Dun & Bradstreet Corp.	99,017	11,417,650
Nielsen Holdings PLC	771,219	24,254,838
		35,672,488
Road & Rail - 1.2%
Union Pacific Corp.	214,072	28,606,441

TOTAL INDUSTRIALS		156,830,789

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 2.7%
Cisco Systems, Inc.	1,079,271	47,800,913
F5 Networks, Inc. (a)	119,848	19,546,010
		67,346,923
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	250,334	22,968,145
Internet Software & Services - 2.3%
Alphabet, Inc. Class A (a)	28,048	28,569,132
comScore, Inc. (a)	657,116	13,930,859
eBay, Inc. (a)	391,369	14,825,058
		57,325,049
IT Services - 2.0%
Amdocs Ltd.	242,082	16,280,015
Cognizant Technology Solutions Corp. Class A	236,413	19,343,312
The Western Union Co.	622,494	12,294,257
		47,917,584
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	155,354	25,673,802

TOTAL INFORMATION TECHNOLOGY		221,231,503

MATERIALS - 4.7%
Chemicals - 3.2%
DowDuPont, Inc.	369,273	23,352,825
LyondellBasell Industries NV Class A	274,240	28,995,395
Monsanto Co.	148,626	18,633,242
The Scotts Miracle-Gro Co. Class A	112,174	9,375,503
		80,356,965
Containers & Packaging - 1.5%
Ball Corp.	440,995	17,679,490
Graphic Packaging Holding Co.	1,283,339	18,351,748
		36,031,238

TOTAL MATERIALS		116,388,203

REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	622,593	28,209,689
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	848,918	41,894,103
UTILITIES - 3.0%
Electric Utilities - 3.0%
Exelon Corp.	876,412	34,776,028
PPL Corp.	293,298	8,534,972
Xcel Energy, Inc.	654,152	30,640,480
		73,951,480
TOTAL COMMON STOCKS
(Cost $2,279,782,765)		2,413,835,439

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.74% (d)	63,227,221	63,239,867
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	4,280,817	4,281,245
TOTAL MONEY MARKET FUNDS
(Cost $67,511,629)		67,521,112
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,347,294,394)		2,481,356,551
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,186,007)
NET ASSETS - 100%		$2,473,170,544

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,259,762
Fidelity Securities Lending Cash Central Fund	261,562
Total	$1,521,324

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$286,129,706	$265,389,974	$20,739,732	$--
Consumer Staples	241,123,372	213,693,238	27,430,134	--
Energy	245,801,254	245,801,254	--	--
Financials	673,582,275	652,603,331	20,978,944	--
Health Care	328,693,065	287,092,700	39,369,760	2,230,605
Industrials	156,830,789	156,830,789	--	--
Information Technology	221,231,503	221,231,503	--	--
Materials	116,388,203	116,388,203	--	--
Real Estate	28,209,689	28,209,689	--	--
Telecommunication Services	41,894,103	41,894,103	--	--
Utilities	73,951,480	73,951,480	--	--
Money Market Funds	67,521,112	67,521,112	--	--
Total Investments in Securities:	$2,481,356,551	$2,370,607,376	$108,518,570	$2,230,605

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$36,277,432
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Intrinsic Opportunities Fund

April 30, 2018

O2T-QTLY-0618
1.951016.105

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.7%
	Shares	Value
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 2.9%
Adient PLC	135,000	$8,274,150
ASTI Corp.	25,000	954,766
Chita Kogyo Co. Ltd.	10,000	86,443
Cooper Tire & Rubber Co.	600,000	14,670,000
DaikyoNishikawa Corp.	50,000	901,482
Dongah Tire & Rubber Co. Ltd.	42,120	1,288,073
Eagle Industry Co. Ltd.	300,000	5,430,845
Exedy Corp.	15,000	509,056
Fukoku Co. Ltd.	275,000	2,523,097
G-Tekt Corp. (a)	2,600,000	50,325,649
Gentex Corp.	200,000	4,548,000
Hi-Lex Corp.	249,937	6,504,489
Hu Lane Associate, Inc.	50,000	233,667
Hyundai Mobis	925,000	214,207,344
IJT Technology Holdings Co. Ltd.	1,225,000	10,073,866
INFAC Corp.	362,529	1,635,049
Linamar Corp.	5,000	280,190
Murakami Corp.	10,000	284,486
Piolax, Inc.	924,000	25,948,408
Seoyon Co. Ltd.	425,000	2,432,710
Seoyon E-Hwa Co., Ltd.	685,725	5,288,968
SL Corp.	15,000	310,946
TBK Co. Ltd. (a)	1,800,000	9,072,448
The Furukawa Battery Co. Ltd. (b)	150,000	1,359,769
TPR Co. Ltd.	825,000	25,092,618
Yorozu Corp. (a)	1,852,000	32,001,720
		424,238,239
Automobiles - 0.7%
Audi AG	26,000	25,871,622
Fiat Chrysler Automobiles NV	139,000	3,034,370
Fiat Chrysler Automobiles NV	1,264,900	28,365,550
General Motors Co.	1,250,000	45,925,000
Harley-Davidson, Inc.	5,000	205,650
Renault SA	10,000	1,084,908
		104,487,100
Distributors - 0.3%
Amcon Distributing Co.	500	42,850
Chori Co. Ltd. (a)	1,566,400	30,061,354
Doshisha Co. Ltd.	350,000	8,170,509
Harima-Kyowa Co. Ltd.	100,000	2,144,164
Nakayamafuku Co. Ltd.	200,000	1,379,437
SPK Corp.	15,000	388,310
Yagi & Co. Ltd.	375,000	7,838,227
Yamae Hisano Co.	50,000	595,957
		50,620,808
Diversified Consumer Services - 0.7%
Asante, Inc.	63,500	1,140,235
Cross-Harbour Holdings Ltd.	300,000	495,422
Estacio Participacoes SA	5,000	45,530
Heian Ceremony Service Co. Ltd. (b)	500,000	4,116,356
Kukbo Design Co. Ltd.	20,000	395,919
MegaStudy Co. Ltd. (a)	362,315	12,483,996
MegaStudyEdu Co. Ltd. (a)	209,684	25,786,477
Multicampus Co. Ltd.	60,000	1,823,657
Step Co. Ltd.	217,000	3,420,152
Tsukada Global Holdings, Inc.	1,100,000	6,500,183
Weight Watchers International, Inc. (c)	700,000	49,035,000
		105,242,927
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc. (b)	75,000	3,269,250
Dunkin' Brands Group, Inc.	100,000	6,096,000
Hiday Hidaka Corp.	276,000	7,208,013
Hiramatsu, Inc. (b)	25,000	117,087
Hub Co. Ltd. (b)	74,000	717,527
Koshidaka Holdings Co. Ltd.	175,000	10,629,345
Kura Corp. Ltd. (b)	100,000	7,208,196
Nagacorp Ltd.	1,000,000	1,035,108
Playtech Ltd.	100,000	1,115,953
Retail Food Group Ltd. (b)	2,499,999	1,729,672
St. Marc Holdings Co. Ltd.	200,000	5,671,423
The Monogatari Corp.	5,000	545,188
The Restaurant Group PLC	6,937,000	28,975,210
Whitbread PLC	1,000	58,937
Wyndham Worldwide Corp.	10,000	1,142,100
		75,519,009
Household Durables - 0.8%
Ace Bed Co. Ltd.	50,029	8,717,148
Cuckoo Holdings Co. Ltd.	15,248	1,694,341
Emak SpA	600,000	970,910
FJ Next Co. Ltd.	1,100,000	8,643,432
Flexsteel Industries, Inc.	10,000	366,600
Fuji Corp. Ltd.	50,000	414,380
Gree Electric Appliances, Inc. of Zhuhai Class A	474,927	3,293,814
Hamilton Beach Brands Holding Co.:
Class A	125,000	2,781,250
Class B	125,000	2,781,250
Helen of Troy Ltd. (c)	550,000	49,032,500
Iida Group Holdings Co. Ltd.	100,000	1,958,471
Nittoh Corp.	25,000	143,615
Q.E.P. Co., Inc.	34,998	940,746
SABAF SpA (c)	400,000	9,274,368
Sanei Architecture Planning Co. Ltd. (b)	660,000	11,169,045
Sanyo Housing Nagoya Co. Ltd.	700,000	7,677,461
Tupperware Brands Corp.	134,500	5,993,320
Wellpool Co. Ltd.	200,000	367,956
		116,220,607
Internet & Direct Marketing Retail - 0.0%
Hyundai Home Shopping Network Corp.	10,000	1,013,143
N Brown Group PLC	150,000	422,509
NS Shopping Co. Ltd.	50,000	653,641
Trade Maine Group Ltd.	100,000	327,174
		2,416,467
Leisure Products - 0.2%
Accell Group NV	625,000	14,627,055
Accell Group NV rights (c)	625,000	377,375
Mars Engineering Corp.	550,000	12,285,950
		27,290,380
Media - 1.8%
AMC Networks, Inc. Class A (c)	125,000	6,500,000
Comcast Corp. Class A	2,500,000	78,475,000
Corus Entertainment, Inc. Class B (non-vtg.) (b)	400,000	1,993,847
Discovery Communications, Inc.:
Class A (b)(c)	2,350,000	55,577,500
Class B (c)	19,308	733,704
DMS, Inc.	250,000	3,462,312
Gendai Agency, Inc. (a)	850,000	4,190,907
Hyundai HCN	2,000,049	8,124,017
Interspace Co. Ltd. (b)	20,000	345,774
Ipsos SA	10,000	380,394
ITE Group PLC	202,135	422,984
Liberty Latin America Ltd. Class A (c)	6,871	126,426
Multiplus SA	600,000	4,898,379
Nippon BS Broadcasting Corp.	200,000	2,627,150
Nippon Television Network Corp.	150,000	2,633,096
Pico Far East Holdings Ltd.	8,000,000	3,250,724
Proto Corp.	50,000	720,362
RKB Mainichi Broadcasting Corp.	3,000	166,026
SMG PLC	10,000	45,362
Television Broadcasts Ltd.	1,500,000	4,760,323
The Walt Disney Co.	94,200	9,451,086
Time Warner, Inc.	162,600	15,414,480
Viacom, Inc.:
Class A (b)	800,000	28,440,000
Class B (non-vtg.)	600,000	18,096,000
WOWOW INC.	225,000	7,090,423
		257,926,276
Multiline Retail - 0.5%
Grazziotin SA	350,000	2,617,607
Gwangju Shinsegae Co. Ltd. (a)	97,372	20,821,428
Lifestyle China Group Ltd. (c)	12,500,000	5,508,389
Lifestyle International Holdings Ltd.	13,000,000	24,300,973
Macy's, Inc.	500,000	15,535,000
Treasure Factory Co. Ltd. (a)	875,000	6,475,256
Watts Co. Ltd.	350,000	3,694,658
		78,953,311
Specialty Retail - 9.0%
ABC-MART, Inc.	25,000	1,648,829
Arc Land Sakamoto Co. Ltd.	500,000	7,898,829
AT-Group Co. Ltd.	735,700	18,776,098
AutoNation, Inc. (c)	350,000	16,166,500
Beacon Lighting Group Ltd.	25,441	28,177
Bed Bath & Beyond, Inc.	1,250,000	21,825,000
Best Buy Co., Inc.	3,800,000	290,814,000
Cars.com, Inc.	25,000	712,000
DCM Japan Holdings Co. Ltd.	25,000	249,268
DongAh Tire & Rubber Co. Ltd. (c)	57,879	745,832
Dunelm Group PLC	300,000	2,329,376
E-Life Mall Corp. Ltd.	100,000	218,541
Ff Group (c)	1,180,000	22,371,998
Formosa Optical Technology Co. Ltd.	751,383	1,620,067
Fuji Corp. (a)	705,790	16,734,428
GameStop Corp. Class A	2,149,167	29,336,130
Genesco, Inc. (c)	300,000	12,825,000
GNC Holdings, Inc. Class A (a)(b)(c)	5,939,600	21,085,580
Goldlion Holdings Ltd.	9,300,000	3,838,945
Guess?, Inc. (a)	5,761,600	134,187,664
Handsman Co. Ltd.	700,000	8,657,153
Hibbett Sports, Inc. (a)(b)(c)	1,150,300	31,288,160
Hour Glass Ltd.	11,666,300	5,713,061
IA Group Corp.	18,200	618,487
International Housewares Retail Co. Ltd.	999,600	201,978
JB Hi-Fi Ltd. (b)	700,000	13,495,698
John David Group PLC	33,700,000	181,403,630
Jumbo SA	1,750,000	32,037,628
K's Holdings Corp.	4,000,000	57,885,108
Ku Holdings Co. Ltd.	600,000	6,361,142
L'Occitane Ltd.	100,000	185,749
Lookers PLC	1,500,000	2,089,831
Lovisa Holdings Ltd.	10,000	72,396
Mandarake, Inc. (b)	180,000	1,017,563
Mitsui & Associates Telepark Corp.	25,000	699,780
Mr. Bricolage SA	311,600	5,625,508
Nafco Co. Ltd.	640,400	10,808,068
Nitori Holdings Co. Ltd.	775,000	131,009,879
Nojima Co. Ltd.	50,000	1,238,108
Oriental Watch Holdings Ltd.	9,273,000	3,034,237
Padini Holdings Bhd	2,700,000	2,919,223
Sa Sa International Holdings Ltd.	521,053	323,302
Sacs Bar Holdings, Inc.	400,000	4,288,328
Sally Beauty Holdings, Inc. (c)	5,000,000	86,450,000
Samse SA	37,000	7,908,572
Shimamura Co. Ltd.	5,000	583,150
Silvano Fashion Group A/S	9,800	30,993
Sports Direct International PLC (c)	200,000	1,109,070
The Buckle, Inc.	632,900	14,588,345
Tokatsu Holdings Co. Ltd. (a)	250,000	1,180,022
Truworths International Ltd.	334,900	2,738,002
Urban Outfitters, Inc. (c)	950,000	38,256,500
Vita Group Ltd. (b)	350,000	284,674
Vitamin Shoppe, Inc. (b)(c)	400,000	1,980,000
Williams-Sonoma, Inc. (b)	1,100,000	52,580,000
		1,312,075,607
Textiles, Apparel & Luxury Goods - 1.5%
Best Pacific International Holdings Ltd.	2,700,000	1,063,414
Embry Holdings Ltd.	3,200,000	1,240,135
Fossil Group, Inc. (b)(c)	2,310,000	34,534,500
Fujibo Holdings, Inc.	2,000	77,387
Gerry Weber International AG (Bearer)	625,000	5,970,073
Grendene SA	100,000	780,144
Hagihara Industries, Inc.	100,000	1,745,335
Handsome Co. Ltd.	25,000	775,031
Magni-Tech Industries Bhd	2,750,000	3,145,932
Michael Kors Holdings Ltd. (c)	1,900,000	129,998,000
Only Corp.	15,000	133,507
Portico International Holdings (c)	12,000,000	4,121,993
Sitoy Group Holdings Ltd.	11,200,000	2,413,871
Texwinca Holdings Ltd.	1,800,000	905,009
Vera Bradley, Inc. (c)	950,000	10,811,000
Youngone Holdings Co. Ltd.	258,000	12,888,858
Yue Yuen Industrial (Holdings) Ltd.	2,500,000	7,084,915
		217,689,104

TOTAL CONSUMER DISCRETIONARY		2,772,679,835

CONSUMER STAPLES - 5.6%
Beverages - 0.8%
A.G. Barr PLC	500,000	4,797,800
Britvic PLC	6,900,000	68,251,968
C&C Group PLC	400,000	1,507,085
Jinro Distillers Co. Ltd. (a)	523,000	15,359,012
Lucas Bols BV (b)(d)	120,000	2,550,451
Muhak Co. Ltd.	340,000	5,381,329
Olvi PLC (A Shares)	100,000	3,357,128
Spritzer Bhd	1,000,000	593,425
Thai Beverage PCL	100,000	64,289
Willamette Valley Vineyards, Inc.	5,000	41,500
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,100,762	15,507,162
		117,411,149
Food & Staples Retailing - 2.5%
Amsterdam Commodities NV	625,000	16,679,975
Belc Co. Ltd.	30,000	1,616,356
Create SD Holdings Co. Ltd.	930,000	26,967,618
CVS Health Corp.	1,200,000	83,796,000
Daiichi Co. Ltd.	150,000	1,066,136
Dong Suh Companies, Inc.	500,000	12,862,712
Genky DrugStores Co. Ltd. (b)(c)	400,000	15,678,741
Halows Co. Ltd.	65,000	1,618,460
J Sainsbury PLC	200,000	850,801
Kroger Co.	2,000,000	50,380,000
Magnit OJSC	5,388	419,421
MARR SpA	800,000	24,171,322
Medical Ikkou Co. Ltd.	4,000	312,843
Metro Wholesale & Food Specialist AG	10,000	145,093
Nihon Chouzai Co. Ltd.	50,000	1,557,355
OM2 Network Co. Ltd.	220,000	3,664,654
Qol Co. Ltd.	100,000	2,056,348
Retail Partners Co. Ltd. (b)	587,800	8,748,176
Sapporo Clinical Laboratory	20,000	381,632
Satoh & Co. Ltd.	50,000	708,928
Satsudora Holdings Co. Ltd. (a)(b)	400,000	8,737,651
Shoei Foods Corp. (b)	50,000	1,980,424
Tesco PLC	10,000,000	32,389,388
Thai President Foods PCL	131,357	722,226
United Natural Foods, Inc. (c)	412,000	18,548,240
Valor Holdings Co. Ltd.	650,000	18,164,563
Walgreens Boots Alliance, Inc.	398,100	26,453,745
Yuasa Funashoku Co. Ltd.	10,000	341,658
		361,020,466
Food Products - 1.2%
Ajinomoto Malaysia Bhd	1,700,000	9,511,583
Armanino Foods of Distinction	250,000	662,500
B&G Foods, Inc. Class A (b)	300,000	6,825,000
Bakkafrost	150,000	8,619,723
Bakkavor Group PLC (b)(c)(d)	100,000	251,936
Bell AG	13,000	5,116,044
Binggrea Co. Ltd.	15,000	931,438
Changshouhua Food Co. Ltd.	3,500,000	1,664,646
Cranswick PLC	455,526	18,274,354
Dean Foods Co.	50,000	430,500
Fresh Del Monte Produce, Inc.	1,138,200	55,942,530
High Liner Foods, Inc.	20,000	171,346
Hormel Foods Corp.	5,000	181,250
Japan Meat Co. Ltd.	25,000	447,311
JC Comsa Corp.	150,000	541,987
Kaneko Seeds Co. Ltd.	150,000	2,287,322
Kaveri Seed Co. Ltd.	239,414	1,920,496
Kawan Food Bhd	66,666	35,461
Kwality Ltd. (c)	50,000	36,570
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	10,837,260
London Biscuits Bhd (c)	4,000,000	483,620
London Biscuits Bhd warrants 1/26/20 (c)	400,000	5,576
M. Dias Branco SA	10,000	125,599
Nitto Fuji Flour Milling Co. Ltd.	10,000	434,962
Origin Enterprises PLC	50,000	322,429
Pickles Corp. (b)	100,000	1,824,003
President Bakery PCL	16,500	32,673
Prima Meat Packers Ltd.	450,000	2,753,842
S Foods, Inc.	300,000	12,637,212
Select Harvests Ltd.	1,443,687	6,759,389
Shinobu Food Products Co. Ltd.	25,000	183,178
Thai Wah PCL	426,000	140,936
The Hain Celestial Group, Inc. (c)	650,000	18,934,500
The J.M. Smucker Co.	33,000	3,764,640
Toyo Sugar Refining Co. Ltd.	210,000	2,412,733
Valsoia SpA	85,000	1,539,690
		177,044,239
Personal Products - 0.9%
Asaleo Care Ltd.	900,000	875,559
Hengan International Group Co. Ltd.	1,800,000	16,008,015
Sarantis SA	1,200,000	20,649,960
USANA Health Sciences, Inc. (c)	875,000	92,356,250
		129,889,784
Tobacco - 0.2%
KT&G Corp.	315,000	28,766,720

TOTAL CONSUMER STAPLES		814,132,358

ENERGY - 7.7%
Energy Equipment & Services - 0.7%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	1,421,395
Carbo Ceramics, Inc. (a)(b)(c)	2,360,200	20,864,168
Cathedral Energy Services Ltd. (c)	5,000	6,114
Diamond Offshore Drilling, Inc. (b)(c)	300,000	5,517,000
Ensco PLC Class A	4,200,000	23,730,000
Geospace Technologies Corp. (c)	588,000	6,197,520
GulfMark Offshore, Inc. (c)	19,441	660,994
GulfMark Offshore, Inc. warrants 11/14/24 (c)	4,764	4,764
High Arctic Energy Services, Inc.	125,000	388,450
Liberty Oilfield Services, Inc. Class A (b)(c)	150,000	2,991,000
National Oilwell Varco, Inc.	200,000	7,734,000
Oceaneering International, Inc.	530,800	11,274,192
Prosafe ASA (b)(c)	200,000	324,097
Shinko Plantech Co. Ltd.	1,800,000	16,959,385
Tecnicas Reunidas SA (b)	200,000	6,460,660
Transocean Ltd. (United States) (b)(c)	200,000	2,474,000
		107,007,739
Oil, Gas & Consumable Fuels - 7.0%
Alvopetro Energy Ltd. (c)	2,800,000	316,212
ARC Resources Ltd.	25,000	278,827
Baytex Energy Corp. (b)(c)	1,700,000	7,613,225
Beach Energy Ltd.	1,392,894	1,642,782
Birchcliff Energy Ltd.	7,030,814	25,463,052
Bonavista Energy Corp.	1,000,000	1,230,578
Bonterra Energy Corp. (b)	350,000	4,307,021
Cenovus Energy, Inc.	50,000	500,798
Chevron Corp.	450,000	56,299,500
China Petroleum & Chemical Corp.:
(H Shares)	200,000,000	194,771,884
sponsored ADR (H Shares)	10,000	975,400
CNOOC Ltd.	450,000	761,271
CNOOC Ltd. sponsored ADR	96,749	16,351,548
CNX Resources Corp. (c)	50,000	743,000
ConocoPhillips Co.	2,500,000	163,750,000
Contango Oil & Gas Co. (c)	250,000	932,500
Enagas SA	3,000,000	87,454,392
EQT Midstream Partners LP	7,500	421,950
Fuji Kosan Co. Ltd.	105,000	587,816
Husky Energy, Inc.	4,350,000	60,848,164
Imperial Oil Ltd.	300,000	9,329,803
International Seaways, Inc. (c)	55,000	1,107,150
Motor Oil (HELLAS) Corinth Refineries SA	300,000	7,165,898
Murphy Oil Corp.	1,500,000	45,165,000
NACCO Industries, Inc. Class A	125,000	4,606,250
Oil & Natural Gas Corp. Ltd.	28,000,000	75,890,602
Peyto Exploration & Development Corp. (a)(b)	12,474,700	117,950,744
San-Ai Oil Co. Ltd.	200,000	3,154,043
Sanrin Co. Ltd.	15,000	94,539
Ship Finance International Ltd. (NY Shares) (b)	10,000	142,500
Sinopec Kantons Holdings Ltd.	5,000,000	2,365,163
Star Petroleum Refining PCL	1,100,000	545,447
Thai Oil PCL (For. Reg.)	1,000,000	2,976,000
Total SA sponsored ADR	1,567,585	98,146,497
TransGlobe Energy Corp. (c)	30,000	53,974
Tsakos Energy Navigation Ltd. (b)	450,000	1,629,000
Whiting Petroleum Corp. (c)	450,000	18,369,000
World Fuel Services Corp.	350,000	7,514,500
		1,021,456,030

TOTAL ENERGY		1,128,463,769

FINANCIALS - 13.9%
Banks - 4.8%
Banco de Sabadell SA	100,000	196,416
Bar Harbor Bankshares	150,000	4,383,000
Cambridge Bancorp	5,000	445,000
Central Valley Community Bancorp	25,000	515,000
Citizens Financial Services, Inc.	12,726	794,739
Credit Agricole Atlantique Vendee	7,000	1,130,700
Erste Group Bank AG	5,000	245,143
F & M Bank Corp.	131,632	4,738,752
Gunma Bank Ltd.	5,100,000	29,857,300
Hiroshima Bank Ltd.	1,000,000	7,628,979
JPMorgan Chase & Co.	1,300,000	141,414,000
Mitsubishi UFJ Financial Group, Inc.	17,000,000	113,922,837
NIBC Holding NV (c)(d)	1,000,000	9,968,738
Nordea Bank AB (b)	100,000	1,020,710
OFG Bancorp	1,861,516	25,130,466
Ogaki Kyoritsu Bank Ltd.	60,000	1,517,014
San ju San Financial Group, Inc. (c)	300,000	6,344,676
Schweizerische Nationalbank	10	68,214
Shinsei Bank Ltd.	100,000	1,562,386
Skandiabanken ASA (d)	600,000	5,422,385
Sparebank 1 Oestlandet	1,000,000	10,720,118
Sumitomo Mitsui Financial Group, Inc.	4,000,000	166,713,066
The Keiyo Bank Ltd.	1,000,000	4,582,876
The San-In Godo Bank Ltd.	1,500,000	14,146,542
Unicaja Banco SA	6,000,000	10,875,646
Van Lanschot NV (Bearer)	81,300	2,513,354
Wells Fargo & Co.	2,250,000	116,910,000
Yamaguchi Financial Group, Inc.	1,700,000	21,273,326
		704,041,383
Capital Markets - 1.2%
ABG Sundal Collier ASA	1,500,000	1,181,706
Apollo Global Management LLC Class A	396,300	11,429,292
Ares Capital Corp.	402,400	6,454,496
BinckBank NV	109,000	635,765
Brighthouse Financial, Inc.	303,436	15,408,480
Edify SA (c)	10,068	772,040
Franklin Resources, Inc.	225,000	7,569,000
Goldman Sachs Group, Inc.	100,000	23,833,000
Morgan Stanley	672,200	34,698,964
T. Rowe Price Group, Inc.	25,000	2,845,500
The Blackstone Group LP	2,155,700	66,718,915
TPG Specialty Lending, Inc.	114,141	2,061,386
		173,608,544
Consumer Finance - 1.0%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	8,346,347
Credit Corp. Group Ltd.	52,450	705,780
Discover Financial Services	1,000,000	71,250,000
Santander Consumer U.S.A. Holdings, Inc.	350,000	6,457,500
Synchrony Financial	1,800,000	59,706,000
		146,465,627
Diversified Financial Services - 1.3%
Fuyo General Lease Co. Ltd.	550,000	37,381,083
Granite Point Mortgage Trust, Inc.	14,119	234,940
IBJ Leasing Co. Ltd.	200,000	5,534,211
Kyushu Railway Co.	260,000	8,347,969
NICE Holdings Co. Ltd.	225,000	4,180,965
Ricoh Leasing Co. Ltd.	1,070,000	35,774,332
Scandinavian Tobacco Group A/S (d)	400,000	6,690,763
Tokyo Century Corp.	1,350,000	84,467,618
Varex Imaging Corp. (c)	100,000	3,599,000
		186,210,881
Insurance - 5.4%
AFLAC, Inc.	4,000,000	182,280,000
April	1,100,000	19,925,400
ASR Nederland NV	1,000,000	47,289,616
Assurant, Inc.	200,000	18,564,000
Chubb Ltd.	300,000	40,701,000
Db Insurance Co. Ltd.	1,275,000	74,886,197
Genworth Financial, Inc. Class A (c)	6,400,000	17,664,000
Hannover Reuck SE	45,000	6,336,277
Hyundai Fire & Marine Insurance Co. Ltd.	375,000	13,393,795
Kansas City Life Insurance Co.	2,000	81,540
MetLife, Inc.	5,000,000	238,350,000
National Western Life Group, Inc.	23,804	7,555,628
NN Group NV	1,650,000	79,083,913
Power Corp. of Canada (sub. vtg.)	100,000	2,376,261
Prudential Financial, Inc.	222,300	23,634,936
Sony Financial Holdings, Inc.	1,000,000	18,285,767
Sul America SA unit	125,000	771,438
		791,179,768
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	74,500	1,136,870
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	287,600	5,009,060
Genworth MI Canada, Inc. (b)	450,000	14,544,959
Genworth Mortgage Insurance Ltd. (b)	3,250,899	5,661,205
Hingham Institution for Savings	10,100	2,060,400
		27,275,624

TOTAL FINANCIALS		2,029,918,697

HEALTH CARE - 19.3%
Biotechnology - 6.2%
AbbVie, Inc.	1,000,000	96,550,000
Amgen, Inc.	1,925,000	335,874,000
Biogen, Inc. (c)	425,000	116,280,000
Celgene Corp. (c)	35,000	3,048,500
Cell Biotech Co. Ltd.	150,000	5,994,818
Essex Bio-Technology Ltd.	1,000,000	885,094
Gilead Sciences, Inc.	1,816,600	131,213,018
United Therapeutics Corp. (c)	2,000,000	220,220,000
		910,065,430
Health Care Equipment & Supplies - 0.7%
A&T Corp.	90,000	780,461
Ansell Ltd.	500,000	9,768,980
Create Medic Co. Ltd.	35,000	384,193
Daiken Medical Co. Ltd.	10,000	68,606
Fukuda Denshi Co. Ltd.	525,000	37,650,933
Kawasumi Laboratories, Inc.	100,000	751,006
Medikit Co. Ltd.	35,000	1,924,168
Microlife Corp.	800,000	2,307,658
Nakanishi, Inc.	600,000	12,546,652
Pacific Hospital Supply Co. Ltd.	200,000	500,454
Paramount Bed Holdings Co. Ltd.	75,000	3,732,162
St.Shine Optical Co. Ltd.	900,000	24,086,574
Value Added Technology Co. Ltd.	75,000	2,804,818
Vieworks Co. Ltd.	20,000	724,607
		98,031,272
Health Care Providers & Services - 10.1%
Aetna, Inc.	1,200,000	214,860,000
Amedisys, Inc. (c)	450,000	29,740,500
Anthem, Inc.	2,750,000	648,972,501
Chemed Corp.	145,000	44,691,900
EBOS Group Ltd.	487,300	6,096,127
Excelsior Medical Co. Ltd.	200,000	330,518
Hokuyaku Takeyama Holdings, Inc.	15,000	124,177
Humana, Inc.	500,000	147,090,000
Laboratory Corp. of America Holdings (c)	10,000	1,707,500
Lifco AB	100,018	3,643,601
Life Healthcare Group Ltd.	332,376	904,923
MEDNAX, Inc. (c)	400,000	18,364,000
Patterson Companies, Inc.	100,000	2,328,000
Quest Diagnostics, Inc.	250,000	25,300,000
Saint-Care Holding Corp.	375,000	2,675,631
Ship Healthcare Holdings, Inc.	25,000	870,152
Sigma Healthcare Ltd.	6,500,000	3,776,995
Tokai Corp.	400,000	9,023,052
Uchiyama Holdings Co. Ltd.	775,000	4,622,210
UnitedHealth Group, Inc.	1,300,000	307,320,000
Universal Health Services, Inc. Class B	75,000	8,565,000
Yagami, Inc.	5,000	90,651
		1,481,097,438
Health Care Technology - 0.1%
Pharmagest Interactive	270,000	18,878,411
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd.	350,000	6,287,712
ICON PLC (c)	160,000	18,820,800
		25,108,512
Pharmaceuticals - 2.0%
Apex Healthcare Bhd	750,000	1,090,948
AstraZeneca PLC sponsored ADR	800,000	28,424,000
Biofermin Pharmaceutical Co. Ltd.	100,000	2,592,389
Bliss Gvs Pharma Ltd. (c)	100,000	297,352
Daito Pharmaceutical Co. Ltd.	50,000	1,726,583
Dawnrays Pharmaceutical Holdings Ltd.	9,000,000	5,107,258
DongKook Pharmaceutical Co. Ltd.	83,000	5,440,717
Genomma Lab Internacional SA de CV (c)	5,000,000	4,863,103
GlaxoSmithKline PLC	83,500	1,674,773
Huons Co. Ltd.	2,200	250,830
Indivior PLC (c)	3,200,000	19,961,049
Jazz Pharmaceuticals PLC (c)	5,000	760,200
Johnson & Johnson	860,900	108,895,241
Kaken Pharmaceutical Co. Ltd.	10,000	592,755
Korea United Pharm, Inc.	130,000	3,441,417
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	20,617,690
Kyung Dong Pharmaceutical Co. Ltd. (e)	25,000	582,440
Lee's Pharmaceutical Holdings Ltd.	9,000,000	11,636,324
Luye Pharma Group Ltd.	2,500,000	2,650,482
Nippon Chemiphar Co. Ltd.	50,010	2,118,060
Novo Nordisk A/S Series B sponsored ADR	250,000	11,735,000
Orient Europharma Co. Ltd.	200,000	477,727
PT Tempo Scan Pacific Tbk	500,000	57,030
Samjin Pharmaceutical Co. Ltd.	2,000	83,573
Sanofi SA sponsored ADR	200,000	7,864,000
Stallergenes Greer PLC (c)	104,976	3,124,856
Syngen Biotech Co. Ltd. (c)	50,000	265,777
Taro Pharmaceutical Industries Ltd. (b)(c)	350,000	35,693,000
Towa Pharmaceutical Co. Ltd.	150,000	9,549,945
Vetoquinol SA	10,000	635,198
Vivimed Labs Ltd. (c)	100,000	111,311
		292,321,028

TOTAL HEALTH CARE		2,825,502,091

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.0%
Austal Ltd.	300,000	398,040
Avon Rubber PLC	10,000	185,166
Orbital ATK, Inc.	5,000	661,900
SIFCO Industries, Inc. (c)	36,000	196,200
The Lisi Group	5,000	184,763
		1,626,069
Air Freight & Logistics - 0.1%
AIT Corp.	900,000	9,879,254
CTI Logistics Ltd.	436,771	346,461
Onelogix Group Ltd.	4,600,100	1,571,466
SBS Co. Ltd.	275,000	3,433,727
		15,230,908
Airlines - 0.0%
WestJet Airlines Ltd.	10,000	177,966
Building Products - 0.2%
InnoTec TSS AG	50,000	984,194
KVK Corp.	75,000	1,122,393
Miyako, Inc.	10,000	86,901
Nihon Dengi Co. Ltd.	250,000	6,213,410
Noda Corp. (b)	275,000	2,983,443
Sekisui Jushi Corp.	550,000	12,004,208
		23,394,549
Commercial Services & Supplies - 0.4%
Asia File Corp. Bhd	3,725,600	2,519,221
Calian Technologies Ltd.	309,000	7,292,106
Civeo Corp. (c)	2,944,500	9,864,075
CMC Corp. (b)	15,000	394,072
Fursys, Inc.	200,000	5,752,037
Matsuda Sangyo Co. Ltd.	150,000	2,537,047
Mitie Group PLC	2,000,000	5,049,736
Nippon Kanzai Co. Ltd.	20,000	382,364
Prestige International, Inc.	950,000	10,958,196
Riverstone Holdings Ltd.	100,000	79,038
Secom Joshinetsu Co. Ltd.	10,000	336,626
VSE Corp.	330,000	16,925,700
		62,090,218
Construction & Engineering - 0.5%
Arcadis NV	900,000	17,758,966
Arcadis NV rights (c)	900,000	510,815
Astaldi SpA	300,000	853,532
Boustead Projs. Pte Ltd.	2,549,475	1,517,022
Boustead Singapore Ltd.	9,647,800	5,863,483
Daiichi Kensetsu Corp.	275,000	4,477,680
Geumhwa PSC Co. Ltd.	1,000	34,129
Hokuriku Electrical Construction Co. Ltd.	25,000	277,625
Joban Kaihatsu Co. Ltd. (b)	5,000	356,751
Kawasaki Setsubi Kogyo Co. Ltd.	175,000	733,169
Meisei Industrial Co. Ltd.	600,000	4,495,060
Monadelphous Group Ltd.	10,000	120,948
Nakano Corp.	10,000	56,989
Nippon Rietec Co. Ltd.	986,546	12,841,703
Seikitokyu Kogyo Co. Ltd.	550,000	3,541,895
Shinnihon Corp.	75,000	834,248
Sumiken Mitsui Road Co. Ltd.	50,000	164,197
Sumitomo Densetsu Co. Ltd.	175,000	3,731,476
Toshiba Plant Systems & Services Corp.	600,000	12,546,652
Watanabe Sato Co. Ltd.	60,000	1,307,903
		72,024,243
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	100,000	3,146,725
Aros Quality Group AB (b)	853,205	17,343,446
Canare Electric Co. Ltd.	95,000	2,062,157
Dewhurst PLC	22,100	316,421
Eaton Corp. PLC	320,800	24,069,624
Hammond Power Solutions, Inc. Class A	530,000	4,074,224
Holding Co. ADMIE IPTO SA	25,000	55,852
Iwabuchi Corp.	10,000	548,847
Somfy SA	25,000	2,487,656
Terasaki Electric Co. Ltd.	110,000	1,512,349
		55,617,301
Industrial Conglomerates - 0.1%
Carr's Group PLC	4,270,000	8,112,342
Mytilineos Holdings SA	850,000	10,264,600
Nolato AB Series B	10,000	753,713
Reunert Ltd.	300,000	1,869,003
		20,999,658
Machinery - 0.9%
Castings PLC	75,000	441,921
Conrad Industries, Inc. (c)	22,800	378,252
Daihatsu Diesel Manufacturing Co. Ltd. (a)	3,184,000	25,979,949
Daiwa Industries Ltd.	1,100,000	12,044,457
Fuji Latex Co. Ltd.	35,000	963,685
Fujimak Corp. (a)	410,000	9,106,111
Fukushima Industries Corp.	75,000	3,492,042
Global Brass & Copper Holdings, Inc.	250,000	7,500,000
Haitian International Holdings Ltd.	3,750,000	9,979,883
Hy-Lok Corp.	126,300	3,255,018
Ihara Science Corp.	200,000	5,267,106
Jaya Holdings Ltd. (c)(e)	1,157,500	25,315
Koike Sanso Kogyo Co. Ltd.	35,000	963,685
Luxfer Holdings PLC sponsored	50,000	700,000
Mitsuboshi Belting Ltd.	25,000	286,087
Momentum Group AB Class B	525,000	5,905,512
Nakanishi Manufacturing Co. Ltd.	25,000	343,487
Nakano Refrigerators Co. Ltd.	100,000	4,701,793
Nansin Co. Ltd.	250,000	1,351,537
Sakura Rubber Co. Ltd.	350,000	1,661,636
Sansei Co. Ltd. (a)	850,000	2,884,651
Semperit AG Holding (b)	350,000	7,726,225
SIMPAC, Inc. (a)	2,325,000	9,281,112
Snap-On, Inc.	5,000	726,250
Suzumo Machinery Co. Ltd.	10,000	226,400
Teikoku Sen-I Co. Ltd.	575,000	11,997,576
The Hanshin Diesel Works Ltd.	30,000	548,024
Tocalo Co. Ltd.	400,000	4,987,194
Yamada Corp.	80,000	1,884,376
		134,609,284
Marine - 0.0%
Freight Management Holdings Bhd	1,000,000	278,596
Japan Transcity Corp.	1,400,000	6,492,865
Nippon Concept Corp.	25,000	338,227
		7,109,688
Professional Services - 1.3%
ABIST Co. Ltd.	175,000	7,667,856
Akka Technologies SA	625,000	43,775,500
Bertrandt AG	200,000	22,400,980
Career Design Center Co. Ltd.	110,000	1,987,285
CBIZ, Inc. (c)	200,000	3,720,000
Dun & Bradstreet Corp.	575,000	66,303,250
Harvey Nash Group PLC	400,000	553,433
McMillan Shakespeare Ltd.	2,600,000	32,852,310
SHL-JAPAN Ltd.	100,000	1,785,584
WDB Holdings Co. Ltd.	175,000	5,570,801
		186,616,999
Road & Rail - 0.6%
Autohellas SA (a)	650,000	19,466,512
ComfortDelgro Corp. Ltd.	100,000	168,779
Daqin Railway Co. Ltd. (A Shares)	41,200,767	53,897,933
Hamakyorex Co. Ltd.	92,000	3,210,574
Higashi Twenty One Co. Ltd.	200,000	790,340
NANSO Transport Co. Ltd.	114,500	1,394,068
Nikkon Holdings Co. Ltd.	100,000	2,670,143
SENKO Co. Ltd.	200,000	1,540,432
Shin-Keisei Electric Railway Co. Ltd.	25,000	513,630
STEF-TFE Group	15,000	1,851,251
The Hokkaido Chuo Bus Co. Ltd.	1,000	46,652
Tohbu Network Co. Ltd.	175,000	1,826,518
Utoc Corp.	1,600,000	6,893,524
		94,270,356
Trading Companies & Distributors - 3.7%
AerCap Holdings NV (c)	800,000	41,704,000
Alconix Corp.	18,000	324,040
Bergman & Beving AB (B Shares)	625,000	6,509,339
Canox Corp.	336,900	3,544,045
Daiichi Jitsugyo Co. Ltd.	25,000	766,100
Green Cross Co. Ltd. (a)	258,800	5,352,605
HERIGE	60,000	3,137,345
Houston Wire & Cable Co. (a)(c)	1,348,500	9,709,200
Howden Joinery Group PLC	225,000	1,476,614
iMarketKorea, Inc.	35,000	296,426
Itochu Corp.	18,050,000	362,254,848
Kamei Corp. (a)	2,100,000	29,160,263
Lumax International Corp. Ltd.	1,588,740	3,180,122
Meiwa Corp.	1,300,000	6,290,706
Mitani Shoji Co. Ltd.	665,000	31,631,906
Mitsubishi Corp.	100,000	2,768,935
Narasaki Sangyo Co. Ltd.	230,000	896,268
Nishikawa Keisoku Co. Ltd.	20,000	590,011
Pla Matels Corp.	300,000	2,338,090
Rasa Corp.	100,000	842,481
Sakai Trading Co. Ltd.	30,000	439,078
Shinsho Corp.	100,000	3,215,331
Yamazen Co. Ltd.	50,000	506,769
Yuasa Trading Co. Ltd.	650,000	20,840,194
		537,774,716
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	300,000	1,948,408
Meiko Transportation Co. Ltd.	75,000	857,574
Qingdao Port International Co. Ltd. (d)	7,000,000	5,750,998
		8,556,980

TOTAL INDUSTRIALS		1,220,098,935

INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 0.0%
HF Co. (a)	225,000	2,418,219
Juniper Networks, Inc.	50,000	1,229,500
SerComm Corp.	125,000	336,426
		3,984,145
Electronic Equipment & Components - 0.7%
Casa Systems, Inc. (b)(c)	100,000	2,339,000
Daido Signal Co. Ltd.	400,000	2,089,279
Dell Technologies, Inc. (c)	184,400	13,234,388
Elematec Corp.	400,000	8,927,918
HAGIAWARA ELECTRIC Co. Ltd.	25,000	696,350
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,500,000	6,941,139
Intelligent Digital Integrated Security Co. Ltd.	129,285	864,375
ITC Networks Corp.	5,000	111,279
Kingboard Chemical Holdings Ltd.	1,000,000	4,068,293
Kyosha Co. Ltd.	50,000	205,818
Lacroix SA (a)	376,493	13,139,470
Lagercrantz Group AB (B Shares)	10,000	94,100
Makus, Inc.	300,000	1,211,569
New Cosmos Electric Co. Ltd.	35,000	481,202
Nihon Denkei Co. Ltd.	25,000	443,194
PAX Global Technology Ltd.	5,500,000	2,487,892
Redington India Ltd. (c)	2,261,800	4,693,061
Riken Kieki Co. Ltd.	550,000	12,401,665
Shibaura Electronics Co. Ltd.	225,000	10,764,270
Simplo Technology Co. Ltd.	1,320,000	7,366,924
TE Connectivity Ltd.	50,000	4,587,500
VST Holdings Ltd.	20,443,500	10,640,523
		107,789,209
Internet Software & Services - 1.0%
Alphabet, Inc. Class A (c)	30,000	30,557,400
Aucnet, Inc.	125,000	1,622,530
AuFeminin.com SA (c)	125,018	5,948,286
CROOZ, Inc. (b)	55,000	1,086,215
Danawa Co. Ltd.	10,000	167,612
F@N Communications, Inc.	500,000	3,146,725
GMO Internet, Inc.	5,000	92,161
GMO Pepabo, Inc. (b)	35,000	1,019,713
Kakaku.com, Inc.	500,000	9,563,666
mixi, Inc.	10,000	330,223
System Research Co. Ltd.	25,000	533,525
XLMedia PLC	100,000	249,183
Yahoo! Japan Corp. (b)	4,500,000	18,523,600
YY, Inc. ADR (c)	650,000	62,653,500
Zappallas, Inc. (a)	1,100,000	3,904,135
		139,398,474
IT Services - 3.8%
All for One Steeb AG	10,000	806,677
Amdocs Ltd.	1,250,000	84,062,500
Avant Corp. (b)	170,000	1,368,460
Cielo SA	600,000	3,288,422
Computer Services, Inc.	5,000	236,500
Comture Corp.	10,000	330,223
Data#3 Ltd.	800,001	1,017,387
Dimerco Data System Corp.	425,000	584,444
E-Credible Co. Ltd.	230,000	3,038,962
eClerx Services Ltd.	123,576	2,473,706
Enea Data AB (b)	210,000	1,990,487
Estore Corp.	500,000	4,107,208
Future Corp.	450,000	5,198,957
IFIS Japan Ltd.	35,000	226,674
Korea Information & Communication Co. Ltd. (c)	325,000	3,899,666
Leidos Holdings, Inc.	29,400	1,888,362
Neurones	10,000	309,146
Nice Information & Telecom, Inc.	132,413	3,128,183
Persistent Systems Ltd.	125,000	1,514,518
Shinsegae Information & Communication Co. Ltd.	15,000	2,304,083
Societe Pour L'Informatique Industrielle SA	174,000	5,253,060
Softcreate Co. Ltd.	25,000	392,655
Sopra Steria Group	500,000	106,812,220
Tessi SA (a)(c)	199,798	41,861,397
The Western Union Co.	13,877,600	274,082,600
TravelSky Technology Ltd. (H Shares)	350,000	1,022,360
Wipro Ltd.	1,504,974	6,272,192
		557,471,049
Semiconductors & Semiconductor Equipment - 0.5%
e-LITECOM Co. Ltd.	50,000	273,128
KLA-Tencor Corp.	19,600	1,994,104
Miraial Co. Ltd. (a)(b)	600,000	8,419,319
Phison Electronics Corp.	600,000	5,422,079
Qualcomm, Inc.	811,000	41,369,110
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	350,000	13,457,500
		70,935,240
Software - 0.4%
8K Miles Software Services Ltd. (c)	5,000	58,897
Cyient Ltd.	50,000	570,569
eBase Co. Ltd.	120,000	1,473,106
Ebix, Inc.	300,000	23,250,000
GAMEVIL, Inc. (c)	15,000	840,395
InfoVine Co. Ltd.	63,600	1,496,575
init innovation in traffic systems AG	30,000	717,314
Jastec Co. Ltd.	100,000	1,120,563
Justplanning, Inc. (b)	171,830	4,495,370
KPIT Cummins Infosystems Ltd.	1,800,000	6,976,746
KSK Co., Ltd.	121,900	2,096,341
Linedata Services	10,000	406,357
Micro Focus International PLC sponsored ADR	500,084	8,661,455
Sinosoft Tech Group Ltd.	3,000,000	1,256,337
Toho System Science Co. Ltd.	100,000	808,635
Uchida Esco Co. Ltd. (a)	315,400	5,781,756
Zensar Technologies Ltd.	100,000	1,923,678
		61,934,094
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	150,000	24,789,000
Bluecom Co. Ltd.	55,000	310,199
Elecom Co. Ltd.	25,000	562,111
Hewlett Packard Enterprise Co.	6,500,000	110,825,000
HP, Inc.	7,100,000	152,579,000
Seagate Technology LLC	1,000,000	57,890,000
TPV Technology Ltd.	25,000,000	3,079,581
		350,034,891

TOTAL INFORMATION TECHNOLOGY		1,291,547,102

MATERIALS - 1.9%
Chemicals - 1.1%
C. Uyemura & Co. Ltd.	185,000	12,658,251
CF Industries Holdings, Inc.	265,400	10,297,520
Chokwang Paint Ltd.	50,000	441,674
Chugoku Marine Paints Ltd.	700,000	6,915,478
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	410,263
Daishin-Chemical Co. Ltd. (a)	321,395	4,409,920
Fuso Chemical Co. Ltd.	200,000	5,104,281
Green Seal Holding Ltd.	55,000	69,119
Hannong Chemicals, Inc. (a)	1,288,000	7,372,542
Isamu Paint Co. Ltd. (b)	20,000	704,354
K&S AG	800,000	23,582,013
KH Neochem Co. Ltd.	50,000	1,518,478
Koatsu Gas Kogyo Co. Ltd.	200,000	1,756,312
KPC Holdings Corp.	12,000	744,030
KPX Green Chemical Co. Ltd.	50,000	231,109
Kukdong Oil & Chemicals Co. Ltd.	100,000	345,029
Kuriyama Holdings Corp.	100,000	2,047,201
LyondellBasell Industries NV Class A	148,300	15,679,759
Nippon Soda Co. Ltd.	800,000	4,610,318
NOF Corp.	75,000	2,239,984
Nutrien Ltd.	120,000	5,462,830
Scientex Bhd	4,051,200	7,853,703
T&K Toka Co. Ltd.	350,000	4,286,956
Tae Kyung Industrial Co. Ltd.	675,000	3,567,477
Thai Carbon Black PCL (For. Reg.) (c)	50,000	87,377
Thai Rayon PCL NVDR	250,000	416,729
Toho Acetylene Co. Ltd.	225,000	2,815,587
Yara International ASA	850,000	35,918,627
Yip's Chemical Holdings Ltd.	3,500,000	1,231,147
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,200,000	5,936,740
		168,714,808
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (c)	5,000	31,543
Ibstock PLC (d)	500,000	2,047,153
Mitani Sekisan Co. Ltd.	250,000	5,740,029
Yotai Refractories Co. Ltd.	100,000	699,780
		8,518,505
Containers & Packaging - 0.1%
AMVIG Holdings Ltd.	1,500,000	385,630
Chuoh Pack Industry Co. Ltd.	12,000	155,873
Mayr-Melnhof Karton AG	100,000	15,191,608
The Pack Corp.	75,000	2,843,716
		18,576,827
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit (c)	25,000	846,000
Ausdrill Ltd.	12,700,000	26,563,429
Chubu Steel Plate Co. Ltd.	379,600	2,649,422
CI Resources Ltd. (e)	400,000	511,938
CK-SAN-ETSU Co. Ltd.	110,000	5,654,958
Compania de Minas Buenaventura SA sponsored ADR	350,000	5,582,500
Labrador Iron Ore Royalty Corp. (b)	50,000	850,890
Mount Gibson Iron Ltd.	24,000,000	7,486,980
Orvana Minerals Corp. (c)	50,000	8,567
Pacific Metals Co. Ltd. (c)	679,999	23,948,007
Rio Tinto PLC sponsored ADR	100,000	5,495,000
Teck Resources Ltd. Class B (sub. vtg.)	50,000	1,255,111
Warrior Metropolitan Coal, Inc.	50,000	1,162,500
		82,015,302

TOTAL MATERIALS		277,825,442

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Crown Castle International Corp.	100,000	10,087,000
Piedmont Office Realty Trust, Inc. Class A	413,500	7,409,920
Public Storage	70,000	14,124,600
Sabra Health Care REIT, Inc.	101,100	1,851,141
Spirit Realty Capital, Inc.	50,000	402,500
Ventas, Inc.	66,700	3,429,714
		37,304,875
Real Estate Management & Development - 0.2%
CRE, Inc.	5,000	82,373
Japan Corporate Housing Service, Inc.	25,000	194,383
Lai Sun Garment (International) Ltd.	203,741	293,101
Leopalace21 Corp.	500,000	4,349,616
LSL Property Services PLC	50,000	172,088
Nisshin Fudosan Co. Ltd. (a)	2,850,000	21,429,748
		26,521,309

TOTAL REAL ESTATE		63,826,184

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	1,000,000	32,700,000
Verizon Communications, Inc.	1,522,200	75,120,570
		107,820,570
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	250,000	9,330,406

TOTAL TELECOMMUNICATION SERVICES		117,150,976

UTILITIES - 1.1%
Electric Utilities - 0.7%
EVN AG	10,000	205,050
Exelon Corp.	1,900,000	75,392,000
Fjordkraft Holding ASA (c)(d)	650,000	2,673,797
PG&E Corp.	150,000	6,915,000
PPL Corp.	350,000	10,185,000
Public Power Corp. of Greece (c)	25,000	82,539
		95,453,386
Gas Utilities - 0.4%
Busan City Gas Co. Ltd.	110,000	3,702,874
China Resource Gas Group Ltd.	2,000,000	7,355,214
ENN Energy Holdings Ltd.	100,000	935,153
GAIL India Ltd.	5,416,666	26,443,764
Hokuriku Gas Co.	75,000	2,253,705
K&O Energy Group, Inc.	25,000	397,000
Keiyo Gas Co. Ltd.	75,000	430,159
Rubis	10,592	825,013
Seoul City Gas Co. Ltd.	100,000	8,086,467
YESCO Co. Ltd.	240,000	9,188,319
		59,617,668
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	140,800	1,723,392
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	267,398
Thessaloniki Water & Sewage SA	50,000	294,654
		562,052

TOTAL UTILITIES		157,356,498

TOTAL COMMON STOCKS
(Cost $9,224,374,983)		12,698,501,887

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Steel Partners Holdings LP Series A, 6.00%	148,400	2,965,032
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	191,767
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	7,903,742
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	500,000	3,823,647
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $10,786,016)		14,884,188

Money Market Funds - 15.5%
Fidelity Cash Central Fund, 1.74% (f)	1,916,912,293	1,917,295,675
Fidelity Securities Lending Cash Central Fund 1.74% (f)(g)	360,987,406	361,023,505
TOTAL MONEY MARKET FUNDS
(Cost $2,278,304,816)		2,278,319,180
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $11,513,465,815)		14,991,705,255
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(344,158,054)
NET ASSETS - 100%		$14,647,547,201

Legend

 (a) Affiliated company

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,356,221 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,767,580
Fidelity Securities Lending Cash Central Fund	5,952,767
Total	$20,720,347

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Autohellas SA	$15,485,482	$368,661	$--	$--	$--	$3,612,369	$19,466,512
Carbo Ceramics, Inc.	16,686,614	--	--	--	--	4,177,554	20,864,168
Chori Co. Ltd.	29,056,084	--	--	758,176	--	1,005,270	30,061,354
Daihatsu Diesel Manufacturing Co. Ltd.	20,621,126	--	--	401,814	--	5,358,823	25,979,949
Daishin-Chemical Co. Ltd.	4,757,736	--	--	81,119	--	(347,816)	4,409,920
Fossil Group, Inc.	41,062,500	9,459,187	20,659,556	--	(45,964,167)	50,636,536	--
Fuji Corp.	11,012,124	2,349,341	--	165,377	--	3,372,963	16,734,428
Fujimak Corp.	7,735,544	231,736	--	86,235	--	1,138,831	9,106,111
G-Tekt Corp.	50,445,825	--	--	831,687	--	(120,176)	50,325,649
Gendai Agency, Inc.	4,356,207	--	--	174,359	--	(165,300)	4,190,907
GNC Holdings, Inc. Class A	56,485,596	--	--	--	--	(35,400,016)	21,085,580
Green Cross Co. Ltd.	3,579,859	1,040,354	--	98,517	--	732,392	5,352,605
Guess?, Inc.	75,797,628	--	739,870	3,908,070	(622,147)	59,752,053	134,187,664
Gwangju Shinsegae Co. Ltd.	21,344,833	--	--	94,446	--	(523,405)	20,821,428
Hannong Chemicals, Inc.	5,566,323	--	--	140,272	--	1,806,219	7,372,542
HF Co.	2,479,765	--	--	--	--	(61,546)	2,418,219
Hibbett Sports, Inc.	15,994,680	3,294,693	--	--	--	11,998,787	31,288,160
Houston Wire & Cable Co.	7,753,875	--	--	--	--	1,955,325	9,709,200
Jinro Distillers Co. Ltd.	12,246,815	3,496,627	--	385,453	--	(384,430)	15,359,012
Kamei Corp.	25,032,781	5,245,700	--	427,682	--	(1,118,218)	29,160,263
Lacroix SA	10,250,925	--	--	237,365	--	2,888,545	13,139,470
MegaStudy Co. Ltd.	9,770,132	--	--	196,801	--	2,713,864	12,483,996
MegaStudyEdu Co. Ltd.	6,599,812	--	--	211,918	--	19,186,665	25,786,477
Miraial Co. Ltd.	6,075,686	--	589,213	104,384	47,109	2,885,737	8,419,319
Nisshin Fudosan Co. Ltd.	15,201,370	913,775	--	359,663	--	5,314,603	21,429,748
Peyto Exploration & Development Corp.	--	115,758,279	--	1,423,471	--	2,192,465	117,950,744
Sansei Co. Ltd.	1,567,173	337,333	--	57,210	--	980,145	2,884,651
Satsudora Holdings Co. Ltd.	7,252,937	--	--	--	--	1,484,714	8,737,651
SIMPAC, Inc.	9,611,942	--	--	144,369	--	(330,830)	9,281,112
TBK Co. Ltd.	8,114,654	--	--	236,059	--	957,794	9,072,448
Tessi SA	36,568,492	--	--	--	--	5,292,905	41,861,397
Tokatsu Holdings Co. Ltd.	676,728	327,186	--	21,033	--	176,108	1,180,022
Treasure Factory Co. Ltd.	6,579,663	--	--	116,302	--	(104,407)	6,475,256
Uchida Esco Co. Ltd.	3,627,622	--	--	25,821	--	2,154,134	5,781,756
Yorozu Corp.	31,262,642	33,779	--	539,866	--	705,299	32,001,720
Zappallas, Inc.	5,068,711	--	--	45,267	--	(1,164,576)	3,904,135
Total	$585,729,886	$142,856,651	$21,988,639	$11,272,736	$(46,539,205)	$152,759,380	$778,283,573

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,772,679,835	$2,673,054,468	$99,625,367	$--
Consumer Staples	814,132,358	727,381,344	86,751,014	--
Energy	1,128,463,769	849,510,620	278,953,149	--
Financials	2,032,883,729	1,737,534,494	295,349,235	--
Health Care	2,825,502,091	2,752,701,761	72,217,890	582,440
Industrials	1,220,290,702	1,099,872,084	120,393,303	25,315
Information Technology	1,291,547,102	1,222,840,350	68,706,752	--
Materials	285,729,184	235,186,392	50,030,854	511,938
Real Estate	63,826,184	63,533,083	293,101	--
Telecommunication Services	117,150,976	117,150,976	--	--
Utilities	161,180,145	126,178,616	35,001,529	--
Money Market Funds	2,278,319,180	2,278,319,180	--	--
Total Investments in Securities:	$14,991,705,255	$13,883,263,368	$1,107,322,194	$1,119,693

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$494,601,646
Level 2 to Level 1	$923,947

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Intrinsic Opportunities Fund

April 30, 2018

ZTO-QTLY-0618
1.9881588.101

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.6%
	Shares	Value
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 3.0%
Adient PLC	237	$14,526
Cooper Tire & Rubber Co.	1,441	35,232
Dongah Tire & Rubber Co. Ltd.	29	887
Eagle Industry Co. Ltd.	395	7,151
Fukoku Co. Ltd.	200	1,835
G-Tekt Corp.	6,200	120,007
Gentex Corp.	325	7,391
Hi-Lex Corp.	463	12,049
Hyundai Mobis	2,221	514,329
IJT Technology Holdings Co. Ltd.	2,900	23,848
INFAC Corp.	71	320
Piolax, Inc.	1,100	30,891
Seoyon Co. Ltd.	345	1,975
Seoyon E-Hwa Co., Ltd.	1,646	12,696
TBK Co. Ltd.	400	2,016
TPR Co. Ltd.	2,000	60,831
Yorozu Corp.	3,500	60,478
		906,462
Automobiles - 0.8%
Audi AG	62	61,694
Fiat Chrysler Automobiles NV	96	2,096
Fiat Chrysler Automobiles NV	3,037	68,105
General Motors Co.	3,001	110,257
Harley-Davidson, Inc.	3	123
		242,275
Distributors - 0.2%
Chori Co. Ltd.	1,000	19,191
Doshisha Co. Ltd.	800	18,675
Harima-Kyowa Co. Ltd.	100	2,144
Nakayamafuku Co. Ltd.	100	690
Yagi & Co. Ltd.	700	14,631
		55,331
Diversified Consumer Services - 0.8%
Asante, Inc.	100	1,796
Heian Ceremony Service Co. Ltd.	1,200	9,879
Kukbo Design Co. Ltd.	14	277
MegaStudy Co. Ltd.	870	29,977
MegaStudyEdu Co. Ltd.	503	61,858
Multicampus Co. Ltd.	35	1,064
Tsukada Global Holdings, Inc.	2,700	15,955
Weight Watchers International, Inc. (a)	1,861	130,363
		251,169
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	52	2,267
Dunkin' Brands Group, Inc.	240	14,630
Flight Centre Travel Group Ltd.	85	3,561
Hiday Hidaka Corp.	360	9,402
Koshidaka Holdings Co. Ltd.	500	30,370
Kura Corp. Ltd.	200	14,416
Retail Food Group Ltd.	2,910	2,013
St. Marc Holdings Co. Ltd.	500	14,179
The Restaurant Group PLC	16,655	69,566
Whitbread PLC	1	59
Wyndham Worldwide Corp.	3	343
		160,806
Household Durables - 0.6%
Ace Bed Co. Ltd.	120	20,909
Emak SpA	409	662
FJ Next Co. Ltd.	1,900	14,930
Gree Electric Appliances, Inc. of Zhuhai Class A	600	4,161
Hamilton Beach Brands Holding Co.:
Class A	104	2,314
Class B	104	2,314
Helen of Troy Ltd. (a)	1,321	117,767
Q.E.P. Co., Inc.	24	645
Sanyo Housing Nagoya Co. Ltd.	1,700	18,645
Tupperware Brands Corp.	323	14,393
		196,740
Internet & Direct Marketing Retail - 0.0%
Hyundai Home Shopping Network Corp.	7	709
NS Shopping Co. Ltd.	30	392
Trade Maine Group Ltd.	34	111
Webjet Ltd.	79	651
		1,863
Leisure Products - 0.1%
Mars Engineering Corp.	1,100	24,572
Media - 1.8%
AMC Networks, Inc. Class A (a)	300	15,600
Comcast Corp. Class A	5,282	165,802
Corus Entertainment, Inc. Class B (non-vtg.)	273	1,361
Discovery Communications, Inc. Class A (a)	5,642	133,433
DMS, Inc.	500	6,925
Gendai Agency, Inc.	1,500	7,396
Hyundai HCN	4,802	19,505
Ipsos SA	7	266
Liberty Latin America Ltd. Class A (a)	5	92
Multiplus SA	900	7,348
Nippon BS Broadcasting Corp.	200	2,627
Nippon Television Network Corp.	147	2,580
Pico Far East Holdings Ltd.	6,000	2,438
Proto Corp.	100	1,441
SMG PLC	7	32
Television Broadcasts Ltd.	2,700	8,569
The Walt Disney Co.	226	22,675
Time Warner, Inc.	390	36,972
Viacom, Inc.:
Class A	1,921	68,292
Class B (non-vtg.)	1,441	43,461
WOWOW INC.	400	12,605
		559,420
Multiline Retail - 0.4%
Grazziotin SA	200	1,496
Lifestyle China Group Ltd. (a)	30,000	13,220
Lifestyle International Holdings Ltd.	31,000	57,948
Macy's, Inc.	1,200	37,284
Treasure Factory Co. Ltd.	1,300	9,620
Watts Co. Ltd.	600	6,334
		125,902
Specialty Retail - 8.9%
ABC-MART, Inc.	100	6,595
Arc Land Sakamoto Co. Ltd.	900	14,218
AT-Group Co. Ltd.	1,837	46,883
AutoNation, Inc. (a)	840	38,800
Beacon Lighting Group Ltd.	17	19
Best Buy Co., Inc.	9,124	698,260
DongAh Tire & Rubber Co. Ltd. (a)	39	503
Dunelm Group PLC	244	1,895
Ff Group (a)	2,761	52,347
Fuji Corp.	1,699	40,284
GameStop Corp. Class A	2,386	32,569
Genesco, Inc. (a)	720	30,780
GNC Holdings, Inc. Class A (a)	14,261	50,627
Goldlion Holdings Ltd.	22,000	9,081
Guess?, Inc.	8,345	194,355
Handsman Co. Ltd.	1,100	13,604
Hibbett Sports, Inc. (a)	2,462	66,966
JB Hi-Fi Ltd.	1,681	32,409
John David Group PLC	80,912	435,541
K's Holdings Corp.	10,000	144,713
Ku Holdings Co. Ltd.	900	9,542
Lookers PLC	750	1,045
Mandarake, Inc.	100	565
Nafco Co. Ltd.	200	3,375
Nitori Holdings Co. Ltd.	2,200	371,899
Oriental Watch Holdings Ltd.	4,000	1,309
Padini Holdings Bhd	1,800	1,946
Sacs Bar Holdings, Inc.	800	8,577
Sally Beauty Holdings, Inc. (a)	11,404	197,175
Samse SA	65	13,893
Silvano Fashion Group A/S	7	22
Sports Direct International PLC (a)	68	377
The Buckle, Inc.	514	11,848
Tokatsu Holdings Co. Ltd.	100	472
Truworths International Ltd.	228	1,864
Urban Outfitters, Inc. (a)	2,281	91,856
Vita Group Ltd.	18	15
Vitamin Shoppe, Inc. (a)	104	515
Williams-Sonoma, Inc.	2,641	126,240
		2,752,984
Textiles, Apparel & Luxury Goods - 1.5%
Best Pacific International Holdings Ltd.	2,000	788
Embry Holdings Ltd.	1,000	388
Fossil Group, Inc. (a)	4,470	66,827
Gerry Weber International AG (Bearer)	1,501	14,338
Grendene SA	100	780
Handsome Co. Ltd.	17	527
Magni-Tech Industries Bhd	4,500	5,148
Michael Kors Holdings Ltd. (a)	4,562	312,132
Portico International Holdings (a)	21,000	7,213
Sitoy Group Holdings Ltd.	6,000	1,293
Texwinca Holdings Ltd.	2,000	1,006
Vera Bradley, Inc. (a)	2,281	25,958
Youngone Holdings Co. Ltd.	176	8,792
Yue Yuen Industrial (Holdings) Ltd.	5,000	14,170
		459,360

TOTAL CONSUMER DISCRETIONARY		5,736,884

CONSUMER STAPLES - 5.2%
Beverages - 0.8%
A.G. Barr PLC	968	9,289
Britvic PLC	16,567	163,874
C&C Group PLC	300	1,130
Jinro Distillers Co. Ltd.	1,256	36,885
Lucas Bols BV (b)	82	1,743
Olvi PLC (A Shares)	68	2,283
Spritzer Bhd	200	119
Willamette Valley Vineyards, Inc.	3	25
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	14,600	37,111
		252,459
Food & Staples Retailing - 2.5%
Amsterdam Commodities NV	1,501	40,059
Belc Co. Ltd.	100	5,388
CVS Health Corp.	2,881	201,180
Dong Suh Companies, Inc.	1,200	30,871
Genky DrugStores Co. Ltd. (a)	800	31,357
Halows Co. Ltd.	100	2,490
J Sainsbury PLC	136	579
Kroger Co.	4,802	120,962
MARR SpA	1,921	58,041
OM2 Network Co. Ltd.	200	3,332
Retail Partners Co. Ltd.	1,200	17,860
Satsudora Holdings Co. Ltd.	800	17,475
Shoei Foods Corp.	100	3,961
Tesco PLC	24,009	77,764
Thai President Foods PCL	43	236
United Natural Foods, Inc. (a)	989	44,525
Valor Holdings Co. Ltd.	1,600	44,713
Walgreens Boots Alliance, Inc.	956	63,526
		764,319
Food Products - 0.8%
Ajinomoto Malaysia Bhd	3,000	16,785
B&G Foods, Inc. Class A	720	16,380
Bakkafrost	286	16,435
Bell AG	32	12,593
Binggrea Co. Ltd.	10	621
Changshouhua Food Co. Ltd.	1,000	476
Cranswick PLC	970	38,914
Dean Foods Co.	34	293
Kaneko Seeds Co. Ltd.	100	1,525
Kawan Food Bhd	133	71
Lassonde Industries, Inc. Class A (sub. vtg.)	120	26,009
London Biscuits Bhd (a)	2,700	326
Pickles Corp.	100	1,824
Prima Meat Packers Ltd.	1,142	6,989
S Foods, Inc.	600	25,274
Select Harvests Ltd.	3,451	16,158
Thai Wah PCL	300	99
The Hain Celestial Group, Inc. (a)	1,561	45,472
The J.M. Smucker Co.	63	7,187
Toyo Sugar Refining Co. Ltd.	200	2,298
Valsoia SpA	42	761
		236,490
Personal Products - 0.9%
Asaleo Care Ltd.	682	663
Hengan International Group Co. Ltd.	4,133	36,756
USANA Health Sciences, Inc. (a)	2,221	234,427
		271,846
Tobacco - 0.2%
KT&G Corp.	756	69,040

TOTAL CONSUMER STAPLES		1,594,154

ENERGY - 7.3%
Energy Equipment & Services - 0.7%
AKITA Drilling Ltd. Class A (non-vtg.)	170	967
Carbo Ceramics, Inc. (a)	5,667	50,096
Diamond Offshore Drilling, Inc. (a)	581	10,685
Ensco PLC Class A	9,604	54,263
Geospace Technologies Corp. (a)	1,122	11,826
GulfMark Offshore, Inc. (a)	4	136
GulfMark Offshore, Inc. warrants 11/14/24 (a)	50	50
National Oilwell Varco, Inc.	480	18,562
Oceaneering International, Inc.	1,274	27,060
Prosafe ASA (a)	68	110
Shinko Plantech Co. Ltd.	4,300	40,514
Tecnicas Reunidas SA	291	9,400
		223,669
Oil, Gas & Consumable Fuels - 6.6%
Alvopetro Energy Ltd. (a)	1,900	215
Baytex Energy Corp. (a)	409	1,832
Birchcliff Energy Ltd.	7,203	26,087
Bonavista Energy Corp.	34	42
Chevron Corp.	1,080	135,119
China Petroleum & Chemical Corp. (H Shares)	480,667	468,102
CNOOC Ltd. sponsored ADR	81	13,690
ConocoPhillips Co.	6,002	393,131
Contango Oil & Gas Co. (a)	170	634
Enagas SA	7,203	209,978
Fuji Kosan Co. Ltd.	100	560
Husky Energy, Inc.	10,324	144,413
Imperial Oil Ltd.	480	14,928
International Seaways, Inc. (a)	7	141
Motor Oil (HELLAS) Corinth Refineries SA	581	13,878
Murphy Oil Corp.	3,121	93,973
NACCO Industries, Inc. Class A	219	8,070
Peyto Exploration & Development Corp.	21,608	204,308
San-Ai Oil Co. Ltd.	200	3,154
Ship Finance International Ltd. (NY Shares)	7	100
Thai Oil PCL (For. Reg.)	400	1,190
Total SA sponsored ADR	3,754	235,038
Tsakos Energy Navigation Ltd.	307	1,111
Whiting Petroleum Corp. (a)	960	39,187
World Fuel Services Corp.	840	18,035
		2,026,916

TOTAL ENERGY		2,250,585

FINANCIALS - 15.2%
Banks - 5.3%
Cambridge Bancorp	3	267
Central Valley Community Bancorp	17	350
Citizens Financial Services, Inc.	8	500
Erste Group Bank AG	3	147
F & M Bank Corp.	214	7,704
Gunma Bank Ltd.	12,215	71,511
Hiroshima Bank Ltd.	1,916	14,617
JPMorgan Chase & Co.	3,121	339,502
Mitsubishi UFJ Financial Group, Inc.	40,783	273,301
Nordea Bank AB	69	704
OFG Bancorp	4,229	57,092
Ogaki Kyoritsu Bank Ltd.	100	2,528
San ju San Financial Group, Inc. (a)	632	13,366
Skandiabanken ASA (b)	1,441	13,023
Sparebank 1 Oestlandet	2,401	25,739
Sumitomo Mitsui Financial Group, Inc.	9,567	398,736
The Keiyo Bank Ltd.	1,317	6,036
The San-In Godo Bank Ltd.	3,575	33,716
Unicaja Banco SA	14,406	26,112
Van Lanschot NV (Bearer)	55	1,700
Wells Fargo & Co.	5,402	280,688
Yamaguchi Financial Group, Inc.	4,538	56,787
		1,624,126
Capital Markets - 1.3%
ABG Sundal Collier ASA	1,023	806
Apollo Global Management LLC Class A	951	27,427
Ares Capital Corp.	966	15,495
Brighthouse Financial, Inc.	729	37,019
Edify SA (a)	7	537
Franklin Resources, Inc.	206	6,930
Goldman Sachs Group, Inc.	240	57,199
Morgan Stanley	1,614	83,315
T. Rowe Price Group, Inc.	17	1,935
The Blackstone Group LP	5,176	160,197
TPG Specialty Lending, Inc.	78	1,409
		392,269
Consumer Finance - 1.1%
Aeon Credit Service (Asia) Co. Ltd.	24,000	19,448
Credit Corp. Group Ltd.	36	484
Discover Financial Services	2,401	171,071
Santander Consumer U.S.A. Holdings, Inc.	614	11,328
Synchrony Financial	4,322	143,361
		345,692
Diversified Financial Services - 1.4%
Fuyo General Lease Co. Ltd.	1,300	88,355
Granite Point Mortgage Trust, Inc.	9	150
IBJ Leasing Co. Ltd.	363	10,045
Kyushu Railway Co.	500	16,054
NICE Holdings Co. Ltd.	156	2,899
Ricoh Leasing Co. Ltd.	2,600	86,928
Scandinavian Tobacco Group A/S (b)	960	16,058
Tokyo Century Corp.	3,300	206,476
Varex Imaging Corp. (a)	240	8,638
		435,603
Insurance - 5.9%
AFLAC, Inc.	9,604	437,654
ASR Nederland NV	2,401	113,542
Assurant, Inc.	480	44,554
Chubb Ltd.	720	97,682
Db Insurance Co. Ltd.	3,061	179,786
Genworth Financial, Inc. Class A (a)	15,366	42,410
Hannover Reuck SE	108	15,207
Hyundai Fire & Marine Insurance Co. Ltd.	900	32,145
Kansas City Life Insurance Co.	1	41
MetLife, Inc.	11,765	560,838
National Western Life Group, Inc.	31	9,840
NN Group NV	3,962	189,897
Prudential Financial, Inc.	534	56,775
Sony Financial Holdings, Inc.	2,400	43,886
		1,824,257
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	51	778
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	500	8,708
Genworth MI Canada, Inc.	1,080	34,908
Genworth Mortgage Insurance Ltd.	7,805	13,592
Hingham Institution for Savings	7	1,428
		58,636

TOTAL FINANCIALS		4,681,361

HEALTH CARE - 21.4%
Biotechnology - 7.1%
AbbVie, Inc.	2,401	231,817
Amgen, Inc.	4,622	806,447
Biogen, Inc. (a)	1,020	279,072
Celgene Corp. (a)	29	2,526
Cell Biotech Co. Ltd.	360	14,388
Essex Bio-Technology Ltd.	6,000	5,311
Gilead Sciences, Inc.	4,362	315,067
United Therapeutics Corp. (a)	4,802	528,748
		2,183,376
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	1,200	23,446
Fukuda Denshi Co. Ltd.	1,300	93,231
Medikit Co. Ltd.	100	5,498
Nakanishi, Inc.	1,200	25,093
Paramount Bed Holdings Co. Ltd.	100	4,976
St.Shine Optical Co. Ltd.	2,000	53,526
Value Added Technology Co. Ltd.	52	1,945
		207,715
Health Care Providers & Services - 11.5%
Aetna, Inc.	2,881	515,843
Amedisys, Inc. (a)	1,145	75,673
Anthem, Inc.	6,603	1,558,225
Chemed Corp.	401	123,596
Humana, Inc.	1,200	353,016
Laboratory Corp. of America Holdings (a)	7	1,195
Lifco AB	191	6,958
MEDNAX, Inc. (a)	960	44,074
Quest Diagnostics, Inc.	600	60,720
Saint-Care Holding Corp.	300	2,141
Sigma Healthcare Ltd.	11,412	6,631
Tokai Corp.	1,000	22,558
Uchiyama Holdings Co. Ltd.	1,400	8,350
UnitedHealth Group, Inc.	3,121	737,804
Universal Health Services, Inc. Class B	132	15,074
		3,531,858
Health Care Technology - 0.1%
Pharmagest Interactive	648	45,308
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	384	45,170
Pharmaceuticals - 1.9%
Apex Healthcare Bhd	500	727
AstraZeneca PLC sponsored ADR	1,921	68,253
Biofermin Pharmaceutical Co. Ltd.	100	2,592
Dawnrays Pharmaceutical Holdings Ltd.	14,267	8,096
DongKook Pharmaceutical Co. Ltd.	114	7,473
Genomma Lab Internacional SA de CV (a)	6,900	6,711
GlaxoSmithKline PLC	57	1,143
Indivior PLC (a)	4,397	27,428
Johnson & Johnson	2,067	261,455
Korea United Pharm, Inc.	90	2,383
Lee's Pharmaceutical Holdings Ltd.	21,500	27,798
Luye Pharma Group Ltd.	1,500	1,590
Nippon Chemiphar Co. Ltd.	100	4,235
Novo Nordisk A/S Series B sponsored ADR	600	28,164
PT Tempo Scan Pacific Tbk	300	34
Sanofi SA sponsored ADR	351	13,801
Stallergenes Greer PLC (a)	144	4,287
Taro Pharmaceutical Industries Ltd. (a)	840	85,663
Towa Pharmaceutical Co. Ltd.	400	25,467
Vetoquinol SA	7	445
		577,745

TOTAL HEALTH CARE		6,591,172

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.0%
Austal Ltd.	205	272
Kongsberg Gruppen ASA	7	172
Orbital ATK, Inc.	3	397
SIFCO Industries, Inc. (a)	25	136
The Lisi Group	3	111
		1,088
Air Freight & Logistics - 0.1%
AIT Corp.	2,200	24,149
CTI Logistics Ltd.	291	231
Onelogix Group Ltd.	2,727	932
SBS Co. Ltd.	300	3,746
		29,058
Building Products - 0.1%
InnoTec TSS AG	33	650
Nihon Dengi Co. Ltd.	400	9,941
Noda Corp.	700	7,594
Sekisui Jushi Corp.	1,100	24,008
		42,193
Commercial Services & Supplies - 0.4%
Asia File Corp. Bhd	2,400	1,623
Calian Technologies Ltd.	543	12,814
Civeo Corp. (a)	7,070	23,685
Matsuda Sangyo Co. Ltd.	100	1,691
Mitie Group PLC	2,748	6,938
Prestige International, Inc.	2,700	31,144
Riverstone Holdings Ltd.	100	79
VSE Corp.	579	29,697
		107,671
Construction & Engineering - 0.3%
Arcadis NV	1,200	23,679
Arcadis NV rights (a)	1,200	681
Boustead Projs. Pte Ltd.	1,700	1,012
Boustead Singapore Ltd.	15,600	9,481
Geumhwa PSC Co. Ltd.	1	34
Meisei Industrial Co. Ltd.	1,100	8,241
Monadelphous Group Ltd.	7	85
Nippon Rietec Co. Ltd.	900	11,715
Seikitokyu Kogyo Co. Ltd.	500	3,220
Shinnihon Corp.	100	1,112
Sumitomo Densetsu Co. Ltd.	155	3,305
Toshiba Plant Systems & Services Corp.	1,490	31,158
		93,723
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	100	3,147
Aros Quality Group AB	2,048	41,631
Canare Electric Co. Ltd.	130	2,822
Eaton Corp. PLC	770	57,773
Hammond Power Solutions, Inc. Class A	771	5,927
Holding Co. ADMIE IPTO SA	17	38
Somfy SA	35	3,483
		114,821
Industrial Conglomerates - 0.1%
Carr's Group PLC	4,948	9,400
Mytilineos Holdings SA	2,041	24,647
Nolato AB Series B	24	1,809
Reunert Ltd.	205	1,277
		37,133
Machinery - 0.6%
Castings PLC	51	301
Conrad Industries, Inc. (a)	1	17
Daihatsu Diesel Manufacturing Co. Ltd.	900	7,344
Daiwa Industries Ltd.	2,600	28,469
Fujimak Corp.	800	17,768
Fukushima Industries Corp.	100	4,656
Global Brass & Copper Holdings, Inc.	477	14,310
Haitian International Holdings Ltd.	7,000	18,629
Hy-Lok Corp.	68	1,753
Ihara Science Corp.	463	12,193
Luxfer Holdings PLC sponsored	3	42
Momentum Group AB Class B	922	10,371
Nakano Refrigerators Co. Ltd.	200	9,404
Nansin Co. Ltd.	200	1,081
Sakura Rubber Co. Ltd.	1,000	4,748
Sansei Co. Ltd.	1,000	3,394
Semperit AG Holding	614	13,554
Teikoku Sen-I Co. Ltd.	1,100	22,952
		170,986
Marine - 0.0%
Japan Transcity Corp.	2,443	11,330
Professional Services - 1.6%
ABIST Co. Ltd.	332	14,547
Akka Technologies SA	1,561	109,334
Bertrandt AG	480	53,762
Career Design Center Co. Ltd.	100	1,807
CBIZ, Inc. (a)	325	6,045
Dun & Bradstreet Corp.	1,441	166,162
Harvey Nash Group PLC	205	284
McMillan Shakespeare Ltd.	6,242	78,871
Robert Half International, Inc.	763	46,352
WDB Holdings Co. Ltd.	400	12,733
		489,897
Road & Rail - 0.7%
Autohellas SA	1,561	46,750
Daqin Railway Co. Ltd. (A Shares)	98,900	129,379
Higashi Twenty One Co. Ltd.	100	395
Nikkon Holdings Co. Ltd.	132	3,525
SENKO Co. Ltd.	200	1,540
STEF-TFE Group	7	864
Tohbu Network Co. Ltd.	100	1,044
Utoc Corp.	3,100	13,356
		196,853
Trading Companies & Distributors - 4.0%
AerCap Holdings NV (a)	1,921	100,142
Bergman & Beving AB (B Shares)	1,501	15,633
Canox Corp.	800	8,416
Green Cross Co. Ltd.	500	10,341
HERIGE	41	2,144
Houston Wire & Cable Co. (a)	3,238	23,314
Howden Joinery Group PLC	102	669
iMarketKorea, Inc.	7	59
Itochu Corp.	43,354	870,094
Kamei Corp.	5,007	69,526
Meiwa Corp.	1,600	7,742
Mitani Shoji Co. Ltd.	1,600	76,107
Pla Matels Corp.	200	1,559
Rasa Corp.	100	842
Shinsho Corp.	132	4,244
Yuasa Trading Co. Ltd.	1,600	51,299
		1,242,131
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	200	1,299
Qingdao Port International Co. Ltd. (b)	10,583	8,695
		9,994

TOTAL INDUSTRIALS		2,546,878

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 0.0%
HF Co.	153	1,644
Electronic Equipment & Components - 0.5%
Casa Systems, Inc. (a)	194	4,538
Daido Signal Co. Ltd.	1,000	5,223
Dell Technologies, Inc. (a)	443	31,794
Elematec Corp.	800	17,856
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,000	13,882
Intelligent Digital Integrated Security Co. Ltd.	88	588
Lacroix SA	163	5,689
Makus, Inc.	205	828
PAX Global Technology Ltd.	2,000	905
Riken Kieki Co. Ltd.	1,300	29,313
Simplo Technology Co. Ltd.	3,000	16,743
TE Connectivity Ltd.	81	7,432
		134,791
Internet Software & Services - 1.0%
Alphabet, Inc. Class A (a)	72	73,338
Aucnet, Inc.	100	1,298
AuFeminin.com SA (a)	203	9,659
CROOZ, Inc.	100	1,975
F@N Communications, Inc.	400	2,517
Kakaku.com, Inc.	1,211	23,163
Yahoo! Japan Corp.	10,800	44,457
YY, Inc. ADR (a)	1,561	150,465
Zappallas, Inc.	2,600	9,228
		316,100
IT Services - 2.5%
Amdocs Ltd.	3,001	201,817
Avant Corp.	200	1,610
Cielo SA	1,400	7,673
Computer Services, Inc.	3	142
Data#3 Ltd.	341	434
E-Credible Co. Ltd.	104	1,374
Estore Corp.	300	2,464
Future Corp.	800	9,243
Korea Information & Communication Co. Ltd. (a)	780	9,359
Leidos Holdings, Inc.	20	1,285
Neurones	7	216
Shinsegae Information & Communication Co. Ltd.	19	2,919
Sopra Steria Group	1,200	256,349
Tessi SA (a)	50	10,476
The Western Union Co.	13,075	258,231
		763,592
Semiconductors & Semiconductor Equipment - 0.5%
e-LITECOM Co. Ltd.	34	186
KLA-Tencor Corp.	14	1,424
Miraial Co. Ltd.	1,500	21,048
Phison Electronics Corp.	1,000	9,037
Qualcomm, Inc.	1,947	99,316
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	840	32,298
		163,309
Software - 0.3%
eBase Co. Ltd.	200	2,455
Ebix, Inc.	720	55,800
GAMEVIL, Inc. (a)	7	392
InfoVine Co. Ltd.	43	1,012
Jastec Co. Ltd.	100	1,121
Justplanning, Inc.	100	2,616
KSK Co., Ltd.	100	1,720
Micro Focus International PLC sponsored ADR	1,054	18,255
Uchida Esco Co. Ltd.	96	1,760
		85,131
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	360	59,494
Hewlett Packard Enterprise Co.	15,966	272,220
HP, Inc.	17,047	366,340
Seagate Technology LLC	2,862	165,681
TPV Technology Ltd.	22,000	2,710
		866,445

TOTAL INFORMATION TECHNOLOGY		2,331,012

MATERIALS - 1.7%
Chemicals - 1.1%
C. Uyemura & Co. Ltd.	400	27,369
CF Industries Holdings, Inc.	637	24,716
Chokwang Paint Ltd.	34	300
Chugoku Marine Paints Ltd.	1,700	16,795
Fuso Chemical Co. Ltd.	400	10,209
K&S AG	2,041	60,164
KPX Green Chemical Co. Ltd.	34	157
Kuriyama Holdings Corp.	100	2,047
LyondellBasell Industries NV Class A	356	37,640
Nippon Soda Co. Ltd.	1,253	7,221
NOF Corp.	100	2,987
Nutrien Ltd.	288	13,111
Scientex Bhd	7,100	13,764
T&K Toka Co. Ltd.	600	7,349
Tae Kyung Industrial Co. Ltd.	614	3,245
Toho Acetylene Co. Ltd.	200	2,503
Yara International ASA	2,041	86,247
Yip's Chemical Holdings Ltd.	2,000	704
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	16,191
		332,719
Construction Materials - 0.0%
Ibstock PLC (b)	334	1,368
Mitani Sekisan Co. Ltd.	400	9,184
		10,552
Containers & Packaging - 0.1%
Mayr-Melnhof Karton AG	240	36,460
The Pack Corp.	200	7,583
		44,043
Metals & Mining - 0.5%
Ausdrill Ltd.	30,492	63,777
Chubu Steel Plate Co. Ltd.	300	2,094
CI Resources Ltd. (c)	16	20
CK-SAN-ETSU Co. Ltd.	200	10,282
Compania de Minas Buenaventura SA sponsored ADR	481	7,672
Mount Gibson Iron Ltd.	22,824	7,120
Orvana Minerals Corp. (a)	34	6
Pacific Metals Co. Ltd. (a)	1,600	56,348
Teck Resources Ltd. Class B (sub. vtg.)	7	176
		147,495

TOTAL MATERIALS		534,809

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp.	334	33,691
Piedmont Office Realty Trust, Inc. Class A	726	13,010
Public Storage	168	33,899
Sabra Health Care REIT, Inc.	70	1,282
Ventas, Inc.	46	2,365
		84,247
Real Estate Management & Development - 0.2%
HFF, Inc.	7	246
Leopalace21 Corp.	900	7,829
Nisshin Fudosan Co. Ltd.	6,800	51,131
		59,206

TOTAL REAL ESTATE		143,453

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	2,323	75,962
Verizon Communications, Inc.	3,655	180,374
		256,336
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	600	22,393

TOTAL TELECOMMUNICATION SERVICES		278,729

UTILITIES - 0.9%
Electric Utilities - 0.7%
EVN AG	7	144
Exelon Corp.	4,562	181,020
Fjordkraft Holding ASA (a)(b)	1,561	6,421
PG&E Corp.	244	11,248
PPL Corp.	840	24,444
Public Power Corp. of Greece (a)	17	56
		223,333
Gas Utilities - 0.2%
Busan City Gas Co. Ltd.	210	7,069
China Resource Gas Group Ltd.	4,000	14,710
K&O Energy Group, Inc.	100	1,588
Rubis	14	1,090
Seoul City Gas Co. Ltd.	176	14,232
YESCO Co. Ltd.	576	22,052
		60,741
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	97	1,187
Water Utilities - 0.0%
Manila Water Co., Inc.	300	160

TOTAL UTILITIES		285,421

TOTAL COMMON STOCKS
(Cost $25,003,282)		26,974,458

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Steel Partners Holdings LP Series A, 6.00%	100	1,998
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	134
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	966	13,882
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	800	6,118
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $22,152)		22,132

Money Market Funds - 12.1%
Fidelity Cash Central Fund, 1.74% (d)
(Cost $3,710,628)	3,709,886	3,710,628
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $28,736,062)		30,707,218
NET OTHER ASSETS (LIABILITIES) - 0.2%		70,824
NET ASSETS - 100%		$30,778,042

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,308 or 0.2% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,123
Total	$22,123

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,736,884	$5,567,674	$169,210	$--
Consumer Staples	1,594,154	1,407,590	186,564	--
Energy	2,250,585	1,781,293	469,292	--
Financials	4,683,359	3,977,798	705,561	--
Health Care	6,591,172	6,462,870	128,302	--
Industrials	2,547,012	2,296,446	250,566	--
Information Technology	2,331,012	2,287,301	43,711	--
Materials	548,691	447,115	101,556	20
Real Estate	143,453	143,453	--	--
Telecommunication Services	278,729	278,729	--	--
Utilities	291,539	276,669	14,870	--
Money Market Funds	3,710,628	3,710,628	--	--
Total Investments in Securities:	$30,707,218	$28,637,566	$2,069,632	$20

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Low-Priced Stock K6 Fund

April 30, 2018

LPSK6-QTLY-0618
1.9883997.100

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.0%
	Shares	Value
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 1.1%
Adient PLC	25,121	$1,539,666
ASTI Corp.	9,800	374,268
Cooper Tire & Rubber Co.	47,947	1,172,304
ElringKlinger AG (a)	39,938	726,331
G-Tekt Corp.	3,500	67,746
Gentex Corp.	136,713	3,108,854
GUD Holdings Ltd.	14,884	141,402
Hi-Lex Corp.	74,100	1,928,417
Lear Corp.	976	182,483
Murakami Corp.	42,400	1,206,220
Nippon Seiki Co. Ltd.	143,100	2,758,065
Piolax, Inc.	116,600	3,274,442
S&T Holdings Co. Ltd.	42,518	522,083
Samsung Climate Control Co. Ltd.	24,016	266,863
SJM Co. Ltd.	50	199
Strattec Security Corp.	17,210	562,767
Sungwoo Hitech Co. Ltd.	90,719	499,794
TBK Co. Ltd.	43,300	218,243
Yachiyo Industry Co. Ltd.	48,600	589,495
Yutaka Giken Co. Ltd.	57,600	1,527,991
		20,667,633
Distributors - 0.1%
Central Automotive Products Ltd.	3,500	54,587
Chori Co. Ltd.	20,000	383,827
Nakayamafuku Co. Ltd.	44,300	305,545
PALTAC Corp.	6,100	305,781
SPK Corp.	13,800	357,245
Uni-Select, Inc.	89,246	1,381,143
		2,788,128
Diversified Consumer Services - 0.6%
American Public Education, Inc. (b)	24,823	1,000,367
Clip Corp.	12,800	108,306
Cross-Harbour Holdings Ltd.	118,000	194,866
ServiceMaster Global Holdings, Inc. (b)	21,629	1,094,427
Shingakukai Holdings Co. Ltd.	6,700	38,366
Step Co. Ltd.	50,300	792,782
Weight Watchers International, Inc. (b)	108,759	7,618,568
		10,847,682
Hotels, Restaurants & Leisure - 0.5%
Ark Restaurants Corp.	8,174	199,446
Bluegreen Vacations Corp.	11,005	256,086
Bojangles', Inc. (b)	3,667	54,088
Brinker International, Inc.	11,642	507,475
BRONCO BILLY Co. Ltd.	2,000	78,577
Create Restaurants Holdings, Inc.	37,000	468,085
Flanigans Enterprises, Inc.	4,360	107,256
Greggs PLC	38,831	651,661
Hiday Hidaka Corp.	113,620	2,967,299
Ibersol SGPS SA	41,214	564,890
Koshidaka Holdings Co. Ltd.	3,800	230,809
Kura Corp. Ltd.	2,500	180,205
Nagacorp Ltd.	22,000	22,772
Playtech Ltd.	12,588	140,476
Royal Caribbean Cruises Ltd.	1,472	159,256
Sportscene Group, Inc. Class A (b)	15,525	96,854
St. Marc Holdings Co. Ltd.	36,800	1,043,542
The Monogatari Corp.	8,800	959,532
The Restaurant Group PLC	352,054	1,470,497
TORIDOLL Holdings Corp.	4,700	157,999
Wyndham Worldwide Corp.	1,275	145,618
		10,462,423
Household Durables - 3.4%
Abbey PLC	89,536	1,654,292
Barratt Developments PLC	3,913,816	30,065,880
Bellway PLC	212,096	9,682,473
D.R. Horton, Inc.	155,183	6,849,778
Dorel Industries, Inc. Class B (sub. vtg.)	132,829	2,870,832
Emak SpA	237,716	384,668
First Juken Co. Ltd.	65,600	966,718
Flexsteel Industries, Inc.	1,421	52,094
Hamilton Beach Brands Holding Co.:
Class A	9,114	202,787
Class B	3,511	78,120
Helen of Troy Ltd. (b)	89,419	7,971,704
Henry Boot PLC	157,958	624,112
Iida Group Holdings Co. Ltd.	11,100	217,390
M/I Homes, Inc. (b)	4,954	150,998
Meritage Homes Corp. (b)	1,070	47,615
P&F Industries, Inc. Class A	15,704	127,202
PulteGroup, Inc.	5,670	172,141
Q.E.P. Co., Inc.	1,304	35,052
Sanei Architecture Planning Co. Ltd.	56,600	957,830
Stanley Furniture Co., Inc. (b)	12,729	7,892
Taylor Morrison Home Corp. (b)	9,637	228,975
Token Corp.	33,800	3,237,157
Toll Brothers, Inc.	4,690	197,730
Tupperware Brands Corp.	1,341	59,755
		66,843,195
Internet & Direct Marketing Retail - 0.3%
Belluna Co. Ltd.	378,900	4,415,648
Liberty Interactive Corp. QVC Group Series A (b)	49,916	1,168,534
		5,584,182
Leisure Products - 0.2%
Accell Group NV	83,540	1,955,111
Accell Group NV rights (b)	83,540	50,441
Amer Group PLC (A Shares)	8,086	248,022
Brunswick Corp.	3,000	179,640
Kabe Husvagnar AB (B Shares)	15,048	308,465
Mars Engineering Corp.	28,600	638,869
Miroku Corp.	7,400	157,720
		3,538,268
Media - 0.8%
Comcast Corp. Class A	10,200	320,178
Corus Entertainment, Inc. Class B (non-vtg.)	29,510	147,096
Discovery Communications, Inc.:
Class A (a)(b)	119,321	2,821,942
Class C (non-vtg.) (b)	5,291	117,566
Entercom Communications Corp. Class A	1,591	16,149
Gannett Co., Inc.	54,996	531,811
Harte-Hanks, Inc. (b)	3,488	30,729
Hyundai HCN	130,852	531,509
Informa PLC	22,739	231,342
Intage Holdings, Inc.	179,000	1,961,599
Ipsos SA	468	17,802
ITE Group PLC	4,047	8,469
KK Culture Holdings Ltd. (b)	704,000	151,417
Lions Gate Entertainment Corp. Class B	8,821	203,059
MSG Network, Inc. Class A (b)	19,732	404,506
Multiplus SA	25,800	210,630
Pico Far East Holdings Ltd.	886,000	360,018
Proto Corp.	12,200	175,768
RKB Mainichi Broadcasting Corp.	2,100	116,218
Saga Communications, Inc. Class A	21,324	791,120
Sky Network Television Ltd.	316,796	508,207
STW Group Ltd.	211,499	145,883
Tegna, Inc.	63,623	672,495
Television Broadcasts Ltd.	108,100	343,061
Time Warner, Inc.	693	65,696
TOW Co. Ltd.	99,200	861,149
TVA Group, Inc. Class B (non-vtg.) (b)	167,455	430,392
Twenty-First Century Fox, Inc.:
Class A	21,337	780,081
Class B	2,148	77,478
Viacom, Inc. Class B (non-vtg.)	55,692	1,679,671
WOWOW INC.	10,000	315,130
		15,028,171
Multiline Retail - 2.5%
Big Lots, Inc.	4,585	194,633
Lifestyle China Group Ltd. (b)	1,844,500	812,818
Lifestyle International Holdings Ltd.	1,922,000	3,592,805
Next PLC	603,430	43,663,804
Nordstrom, Inc.	4,073	205,931
Watts Co. Ltd.	44,700	471,861
		48,941,852
Specialty Retail - 12.4%
Aaron's, Inc. Class A	3,334	139,261
Abercrombie & Fitch Co. Class A	265,253	6,795,782
AT-Group Co. Ltd.	59,300	1,513,419
AutoCanada, Inc.	10,073	171,185
AutoNation, Inc. (b)	4,008	185,130
AutoZone, Inc. (b)	39,513	24,676,659
Bed Bath & Beyond, Inc.	545,070	9,516,922
Best Buy Co., Inc.	815,398	62,402,409
BMTC Group, Inc.	197,113	2,367,290
Bonia Corp. Bhd	200	21
Bonjour Holdings Ltd. (b)	180,000	7,645
Buffalo Co. Ltd.	4,400	45,401
Burlington Stores, Inc. (b)	2,129	289,225
Cars.com, Inc.	23,312	663,926
Cash Converters International Ltd. (b)	1,196,090	313,200
Chico's FAS, Inc.	32,495	322,675
Delek Automotive Systems Ltd.	39,855	286,154
DSW, Inc. Class A	209,079	4,662,462
Dunelm Group PLC	35,256	273,748
Ff Group (b)	236,420	4,482,362
Fourlis Holdings SA	13,090	93,264
Francesca's Holdings Corp. (b)	4,637	22,953
GameStop Corp. Class A (a)	447,230	6,104,690
Genesco, Inc. (b)	35,456	1,515,744
GNC Holdings, Inc. Class A (a)(b)	50,887	180,649
Goldlion Holdings Ltd.	1,188,000	490,394
Guess?, Inc.	243,200	5,664,128
Halfords Group PLC	40,296	210,141
Hour Glass Ltd.	387,600	189,810
IA Group Corp.	5,500	186,905
JB Hi-Fi Ltd.	4,981	96,032
John David Group PLC	428,325	2,305,629
Jumbo SA	470,018	8,604,721
K's Holdings Corp.	346,900	5,020,086
Ku Holdings Co. Ltd.	46,200	489,808
Le Chateau, Inc. Class B (sub. vtg.) (b)	30,898	4,332
Leon's Furniture Ltd.	9,548	126,271
Lewis Group Ltd.	58,384	217,927
Mr. Bricolage SA	40,413	729,601
Murphy U.S.A., Inc. (b)	2,345	146,727
Nafco Co. Ltd.	90,900	1,534,125
Ross Stores, Inc.	780,857	63,132,288
Sa Sa International Holdings Ltd.	152,953	94,904
Sacs Bar Holdings, Inc.	17,200	184,398
Sally Beauty Holdings, Inc. (b)	71,826	1,241,872
Second Chance Properties Ltd.	84,600	15,537
Second Chance Properties Ltd. warrants 1/23/20 (b)	100	1
Sonic Automotive, Inc. Class A (sub. vtg.)	63,673	1,260,725
The Buckle, Inc. (a)	211,462	4,874,199
The Children's Place Retail Stores, Inc.	1,600	204,080
Urban Outfitters, Inc. (b)	154,413	6,218,212
USS Co. Ltd.	323,700	6,813,334
Vitamin Shoppe, Inc. (b)	27,896	138,085
Williams-Sonoma, Inc. (a)	14,283	682,727
Workman Co. Ltd.	109,000	4,347,237
		242,256,412
Textiles, Apparel & Luxury Goods - 1.1%
Best Pacific International Holdings Ltd.	238,000	93,738
Daphne International Holdings Ltd. (b)	40,000	2,052
Embry Holdings Ltd.	101,000	39,142
Emerald Expositions Events, Inc.	6,499	125,236
Fossil Group, Inc. (a)(b)	177,029	2,646,584
Gildan Activewear, Inc.	376,909	10,978,930
Handsome Co. Ltd.	87,481	2,712,019
JLM Couture, Inc. (b)	7,537	46,353
Makalot Industrial Co. Ltd.	40,000	192,227
McRae Industries, Inc.	1,400	44,520
Michael Kors Holdings Ltd. (b)	3,821	261,433
Oxford Industries, Inc.	1,221	94,066
Portico International Holdings (b)	515,000	176,902
Steven Madden Ltd.	10,658	514,249
Sun Hing Vision Group Holdings Ltd.	930,000	374,166
Texwinca Holdings Ltd.	2,652,000	1,333,379
Victory City International Holdings Ltd. (b)	4,250,000	58,178
Wolverine World Wide, Inc.	11,828	354,367
Youngone Corp.	24,019	670,605
Youngone Holdings Co. Ltd.	19	949
Yue Yuen Industrial (Holdings) Ltd.	276,000	782,175
		21,501,270

TOTAL CONSUMER DISCRETIONARY		448,459,216

CONSUMER STAPLES - 8.4%
Beverages - 1.4%
A.G. Barr PLC	166,690	1,599,490
Baron de Ley SA (b)	7,210	975,161
Beluga Group Pjsc (b)	3,988	40,024
Britvic PLC	349,599	3,458,090
C&C Group PLC	95,937	361,463
Jinro Distillers Co. Ltd.	2,262	66,428
Monster Beverage Corp. (b)	363,671	20,001,905
Olvi PLC (A Shares)	4,959	166,480
Spritzer Bhd	246,000	145,983
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	134,455	341,763
		27,156,787
Food & Staples Retailing - 5.1%
Amsterdam Commodities NV	7,081	188,977
Aoki Super Co. Ltd.	11,000	131,111
Belc Co. Ltd.	89,500	4,822,128
Cosmos Pharmaceutical Corp.	55,800	12,561,636
Create SD Holdings Co. Ltd.	259,500	7,524,835
CVS Health Corp.	29,987	2,093,992
Daikokutenbussan Co. Ltd.	28,735	1,485,115
Dong Suh Companies, Inc.	57,000	1,466,349
Genky DrugStores Co. Ltd. (b)	39,700	1,556,115
Halows Co. Ltd.	70,200	1,747,936
Kirindo Holdings Co. Ltd.	7,100	193,217
Kroger Co.	132,591	3,339,967
Kusuri No Aoki Holdings Co. Ltd.	40,500	2,782,245
Majestic Wine PLC	104,882	602,833
McColl's Retail Group PLC	72,865	235,736
Medical System Network Co. Ltd.	3,200	16,948
Metro, Inc. Class A (sub. vtg.)	1,156,139	36,684,530
North West Co., Inc.	5,630	121,067
Performance Food Group Co. (b)	5,207	168,967
Qol Co. Ltd.	100,400	2,064,574
Retail Partners Co. Ltd.	23,800	354,213
Sligro Food Group NV	23,792	1,234,006
Sundrug Co. Ltd.	165,700	8,533,580
Tesco PLC	462,040	1,496,519
Thai President Foods PCL	26,380	145,042
Total Produce PLC	483,494	1,377,927
United Natural Foods, Inc. (b)	63,666	2,866,243
Valor Holdings Co. Ltd.	26,400	737,761
Walgreens Boots Alliance, Inc.	1,417	94,160
Walmart, Inc.	1,750	154,805
Yaoko Co. Ltd.	51,500	2,864,252
		99,646,786
Food Products - 1.8%
Aryzta AG (a)	64,091	1,359,428
Campbell Soup Co.	1,241	50,608
Cranswick PLC	24,147	968,706
Dean Foods Co.	44,846	386,124
Devro PLC	100,560	294,187
Food Empire Holdings Ltd.	2,158,200	1,054,584
Fresh Del Monte Produce, Inc.	225,626	11,089,518
Hilton Food Group PLC	31,270	381,418
Inghams Group Ltd.	84,518	238,471
Ingredion, Inc.	1,140	138,043
Japan Meat Co. Ltd.	14,900	266,597
Kaveri Seed Co. Ltd.	2,464	19,765
Mitsui Sugar Co. Ltd.	19,100	765,258
Nam Yang Dairy Products	504	319,081
Natori Co. Ltd.	8,800	156,487
Origin Enterprises PLC	437,248	2,819,630
Pacific Andes International Holdings Ltd. (b)(c)	3,118,000	29,000
Pickles Corp.	4,700	85,728
Rocky Mountain Chocolate Factory, Inc.	22,178	257,487
S Foods, Inc.	21,400	901,454
Seaboard Corp.	2,119	8,490,939
Select Harvests Ltd. (a)	244,306	1,143,849
The Hain Celestial Group, Inc. (b)	54,758	1,595,101
The J.M. Smucker Co.	5,073	578,728
Want Want China Holdings Ltd.	855,000	755,538
		34,145,729
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (b)	4,414	156,697
Personal Products - 0.1%
Edgewell Personal Care Co. (b)	5,276	232,408
Natural Alternatives International, Inc. (b)	6,445	64,772
Sarantis SA	93,836	1,614,758
		1,911,938
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	76	25,698
Universal Corp.	5,328	250,682
		276,380

TOTAL CONSUMER STAPLES		163,294,317

ENERGY - 4.0%
Energy Equipment & Services - 1.2%
AKITA Drilling Ltd. Class A (non-vtg.)	79,804	453,732
Bristow Group, Inc.	35,303	566,613
Carbo Ceramics, Inc. (a)(b)	52,654	465,461
Cathedral Energy Services Ltd. (b)	62,359	76,252
Diamond Offshore Drilling, Inc. (a)(b)	137,274	2,524,469
Divestco, Inc. (b)	136,216	9,548
Dril-Quip, Inc. (b)	10,592	439,038
Ensco PLC Class A (a)	597,420	3,375,423
Fugro NV (Certificaten Van Aandelen) (b)	71,526	1,133,669
Geospace Technologies Corp. (b)	62,282	656,452
Gulf Island Fabrication, Inc.	1,300	13,000
GulfMark Offshore, Inc. warrants 11/14/24 (b)	2,256	2,256
John Wood Group PLC	34,456	269,719
Liberty Oilfield Services, Inc. Class A (a)(b)	12,584	250,925
National Oilwell Varco, Inc.	2,260	87,394
Oceaneering International, Inc.	18,077	383,955
Oil States International, Inc. (b)	124,835	4,487,818
PHX Energy Services Corp. (b)	64,281	117,152
Precision Drilling Corp. (b)	8,641	30,823
Prosafe ASA (b)	8,702	14,101
RigNet, Inc. (b)	2,626	39,653
Shinko Plantech Co. Ltd.	63,700	600,174
Solstad Offshore ASA (b)	96,940	75,282
Total Energy Services, Inc.	98,270	1,042,437
Transocean Ltd. (United States) (b)	19,509	241,326
Unit Corp. (b)	289,206	6,559,192
		23,915,864
Oil, Gas & Consumable Fuels - 2.8%
Adams Resources & Energy, Inc.	8,300	380,140
Andeavor	62,265	8,612,495
Beach Energy Ltd.	855,062	1,008,462
Boardwalk Pipeline Partners, LP	35,858	407,705
Bonavista Energy Corp.	13,060	16,071
CNX Resources Corp. (b)	15,245	226,541
ConocoPhillips Co.	45,865	3,004,158
CONSOL Energy, Inc. (b)	2,404	75,606
Contango Oil & Gas Co. (b)	119,577	446,022
Denbury Resources, Inc. (b)	493,226	1,622,714
Enagas SA	5,030	146,632
Eni SpA	397,332	7,767,211
Fuji Kosan Co. Ltd.	29,800	166,828
Great Eastern Shipping Co. Ltd.	244,989	1,352,776
Hankook Shell Oil Co. Ltd.	2,354	731,967
HollyFrontier Corp.	5,079	308,245
International Seaways, Inc. (b)	1,085	21,841
James Fisher and Sons PLC	6,411	147,748
Kyungdong Invest Co. Ltd.	4,050	163,751
Marathon Oil Corp.	190,944	3,484,728
Marathon Petroleum Corp.	9,330	698,910
Murphy Oil Corp.	572,987	17,252,639
NACCO Industries, Inc. Class A	9,614	354,276
Newfield Exploration Co. (b)	19,176	571,445
QEP Resources, Inc. (b)	27,512	335,096
Star Petroleum Refining PCL	320,500	158,924
Thai Oil PCL (For. Reg.)	17,500	52,080
Whitecap Resources, Inc.	22,979	166,443
Whiting Petroleum Corp. (b)	76,563	3,125,302
World Fuel Services Corp.	103,379	2,219,547
WPX Energy, Inc. (b)	52,529	897,721
		55,924,024

TOTAL ENERGY		79,839,888

FINANCIALS - 11.4%
Banks - 1.1%
ACNB Corp.	5,953	178,590
Associated Banc-Corp.	9,115	241,092
BancFirst Corp.	1,200	68,580
Bank Ireland Group PLC	599,370	5,359,733
Bank of America Corp.	6,653	199,058
Boston Private Financial Holdings, Inc.	9,790	157,130
Camden National Corp.	2,689	119,150
Cathay General Bancorp	33,922	1,357,219
Central Pacific Financial Corp.	7,487	217,722
Codorus Valley Bancorp, Inc.	32,839	959,227
Cullen/Frost Bankers, Inc.	4,031	461,348
Dah Sing Banking Group Ltd.	86,000	204,221
Dimeco, Inc.	1,796	62,770
Eagle Financial Services, Inc.	15	492
First Bancorp, Puerto Rico (b)	352,095	2,542,126
First Citizen Bancshares, Inc.	322	139,197
First Hawaiian, Inc.	2,681	73,862
Hanmi Financial Corp.	3,009	83,048
Hope Bancorp, Inc.	39,791	687,986
Huntington Bancshares, Inc.	13,569	202,314
KeyCorp	7,583	151,053
LCNB Corp.	7,544	141,073
Meridian Bank/Malvern, PA (b)	7,260	125,090
Northrim Bancorp, Inc.	9,368	329,754
OFG Bancorp	24,056	324,756
Peoples Bancorp, Inc.	2,679	96,069
PNC Financial Services Group, Inc.	1,387	201,961
Regions Financial Corp.	10,549	197,266
SpareBank 1 SR-Bank ASA (primary capital certificate)	66,855	662,525
Sparebanken More (primary capital certificate)	11,283	385,369
Sparebanken Nord-Norge	125,478	927,520
Trico Bancshares	17,145	640,709
Van Lanschot NV (Bearer)	54,586	1,687,502
Wells Fargo & Co.	43,815	2,276,627
		21,462,139
Capital Markets - 0.5%
AllianceBernstein Holding LP	33,432	909,350
Ameriprise Financial, Inc.	654	91,697
Ares Capital Corp.	1	16
Banca Generali SpA	6,228	202,464
Brighthouse Financial, Inc.	3,314	168,285
Close Brothers Group PLC	7,043	148,932
Cowen Group, Inc. Class A (a)(b)	31,384	486,452
Franklin Resources, Inc.	53,544	1,801,220
GAMCO Investors, Inc. Class A	5,647	144,846
Hamilton Lane, Inc. Class A	4,700	196,695
Invesco Ltd.	5,791	167,765
JMP Group, Inc.	49	251
Lazard Ltd. Class A	18,761	1,020,974
Legg Mason, Inc.	4,845	192,347
OM Asset Management Ltd.	1,176	17,840
State Street Corp.	12,317	1,228,990
Tullett Prebon PLC	29,216	189,524
Waddell & Reed Financial, Inc. Class A	132,917	2,690,240
		9,657,888
Consumer Finance - 1.1%
Aeon Credit Service (Asia) Co. Ltd.	688,000	557,504
Ally Financial, Inc.	18,834	491,567
Discover Financial Services	32,376	2,306,790
H&T Group PLC	29,200	136,880
Navient Corp.	45,487	603,158
Nicholas Financial, Inc. (b)	17,084	149,314
OneMain Holdings, Inc. (b)	19,150	590,778
Santander Consumer U.S.A. Holdings, Inc.	396,514	7,315,683
Synchrony Financial	299,081	9,920,517
		22,072,191
Diversified Financial Services - 0.3%
Far East Horizon Ltd.	115,000	114,113
Ricoh Leasing Co. Ltd.	41,500	1,387,509
Scandinavian Tobacco Group A/S (d)	100,156	1,675,300
Varex Imaging Corp. (b)	6,664	239,837
Voya Financial, Inc.	34,261	1,793,563
		5,210,322
Insurance - 7.5%
AEGON NV	2,581,304	18,989,877
AFLAC, Inc.	32,319	1,472,777
Allstate Corp.	2,069	202,390
April	104,478	1,892,514
ASR Nederland NV	30,223	1,429,234
Assurant, Inc.	144,229	13,387,336
Aub Group Ltd.	12,404	131,157
Axis Capital Holdings Ltd.	131,031	7,691,520
CNO Financial Group, Inc.	9,546	204,666
Employers Holdings, Inc.	4,436	181,432
FBD Holdings PLC	6,827	96,870
Federated National Holding Co.	3,489	58,964
First American Financial Corp.	5,415	276,761
Genworth Financial, Inc. Class A (b)	373,364	1,030,485
Great-West Lifeco, Inc.	2,259	60,225
Hartford Financial Services Group, Inc.	106,646	5,741,821
Hiscox Ltd.	12,095	247,936
Hyundai Fire & Marine Insurance Co. Ltd.	5,093	181,906
Investors Title Co.	426	82,942
James River Group Holdings Ltd.	2,389	86,768
Lincoln National Corp.	242,612	17,138,112
MetLife, Inc.	318,767	15,195,623
National Western Life Group, Inc.	7,075	2,245,676
NN Group NV	62,384	2,990,043
Primerica, Inc.	7,300	706,275
Principal Financial Group, Inc.	2,700	159,894
RenaissanceRe Holdings Ltd.	86,379	11,750,999
Sony Financial Holdings, Inc.	140,500	2,569,150
The Travelers Companies, Inc.	1,461	192,268
Torchmark Corp.	7,811	677,526
Universal Insurance Holdings, Inc.	5,439	176,496
Unum Group	817,405	39,546,054
		146,795,697
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	795,378	8,248,070
MFA Financial, Inc.	14,189	106,701
New Residential Investment Corp.	1,341	23,441
PennyMac Mortgage Investment Trust	1,341	23,588
Redwood Trust, Inc.	26,086	400,159
		8,801,959
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	6,100	106,242
Genworth MI Canada, Inc.	216,776	7,006,662
Genworth Mortgage Insurance Ltd. (a)	334,807	583,042
Meridian Bancorp, Inc. Maryland	10,640	201,096
Nationstar Mortgage Holdings, Inc. (b)	24,133	434,877
		8,331,919

TOTAL FINANCIALS		222,332,115

HEALTH CARE - 13.6%
Biotechnology - 1.4%
Amgen, Inc.	154,264	26,915,983
Biogen, Inc. (b)	529	144,734
Celgene Corp. (b)	496	43,202
Gilead Sciences, Inc.	10,311	744,764
United Therapeutics Corp. (b)	1,584	174,414
		28,023,097
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	14,803	289,220
Arts Optical International Holdings Ltd.	1,160,000	299,394
Atrion Corp.	402	250,084
Boston Scientific Corp. (b)	13,338	383,067
Hoshiiryou Sanki Co. Ltd.	14,000	528,906
Huvitz Co. Ltd.	1,185	13,334
LivaNova PLC (b)	2,759	244,944
Masimo Corp. (b)	1,175	105,433
Nakanishi, Inc.	81,400	1,702,162
Prim SA	67,507	978,257
ResMed, Inc.	4,497	425,596
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	44,000	27,040
Supermax Corp. Bhd	685,600	500,509
Techno Medica Co. Ltd.	1,700	32,501
Utah Medical Products, Inc.	18,284	1,856,740
Zimmer Biomet Holdings, Inc.	47,968	5,524,475
		13,161,662
Health Care Providers & Services - 10.6%
Aetna, Inc.	230,257	41,227,516
AmerisourceBergen Corp.	951	86,142
Anthem, Inc.	101,376	23,923,722
Centene Corp. (b)	1,532	166,345
DVx, Inc.	32,800	398,449
Hanger, Inc. (b)	117,602	2,152,117
Humana, Inc.	475	139,736
Laboratory Corp. of America Holdings (b)	511	87,253
LHC Group, Inc. (b)	24,323	1,810,118
Lifco AB	32,202	1,173,101
Medica Sur SA de CV	15,725	33,549
MEDNAX, Inc. (b)	14,578	669,276
Patterson Companies, Inc.	4,827	112,373
Premier, Inc. (b)	7,241	238,881
Quest Diagnostics, Inc.	1,469	148,663
Ship Healthcare Holdings, Inc.	6,600	229,720
Sigma Healthcare Ltd.	218,016	126,684
The Ensign Group, Inc.	10,352	288,510
Tokai Corp.	15,800	356,411
Triple-S Management Corp. (b)	80,378	2,278,716
Tsukui Corp.	25,400	200,979
United Drug PLC (United Kingdom)	194,681	2,452,359
UnitedHealth Group, Inc.	524,227	123,927,251
Universal Health Services, Inc. Class B	21,276	2,429,719
WIN-Partners Co. Ltd.	117,700	1,581,607
		206,239,197
Health Care Technology - 0.1%
Addlife AB	17,991	377,010
Computer Programs & Systems, Inc. (a)	7,546	225,248
HMS Holdings Corp. (b)	3,919	70,581
ND Software Co. Ltd.	57,700	544,170
Pharmagest Interactive	326	22,794
		1,239,803
Pharmaceuticals - 0.8%
Akorn, Inc. (b)	4,457	64,315
Bliss Gvs Pharma Ltd. (b)	220,971	657,061
Bristol-Myers Squibb Co.	2,328	121,359
Daewoong Co. Ltd.	16,813	292,011
Dawnrays Pharmaceutical Holdings Ltd.	602,000	341,619
DongKook Pharmaceutical Co. Ltd.	796	52,178
FDC Ltd. (b)	152,043	566,108
Fuji Pharma Co. Ltd.	20,200	803,787
Genomma Lab Internacional SA de CV (b)	208,530	202,821
Indivior PLC (b)	783,248	4,885,766
Jazz Pharmaceuticals PLC (b)	980	148,999
Korea United Pharm, Inc.	11,511	304,724
Kyung Dong Pharmaceutical Co. Ltd. (c)	23,058	537,196
Lee's Pharmaceutical Holdings Ltd.	361,500	467,392
Novo Nordisk A/S Series B sponsored ADR	58,302	2,736,696
Phibro Animal Health Corp. Class A	7,139	301,980
Recordati SpA	84,133	3,012,411
Taro Pharmaceutical Industries Ltd. (b)	2,336	238,225
Torrent Pharmaceuticals Ltd.	7,206	153,235
Tsumura & Co.	21,200	771,826
Vivimed Labs Ltd. (b)	17,923	19,950
Whanin Pharmaceutical Co. Ltd.	652	13,181
		16,692,840

TOTAL HEALTH CARE		265,356,599

INDUSTRIALS - 6.9%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. (b)	12,401	346,484
Astronics Corp. (b)	3,804	139,150
Austal Ltd.	66,257	87,910
Engility Holdings, Inc. (b)	69,356	1,763,030
		2,336,574
Air Freight & Logistics - 0.0%
Air T, Inc. (b)	9,882	268,790
Airlines - 0.0%
Air New Zealand Ltd.	59,927	137,878
American Airlines Group, Inc.	17,922	769,391
JetBlue Airways Corp. (b)	14,594	280,059
		1,187,328
Building Products - 0.1%
Continental Building Products, Inc. (b)	17,098	480,454
Gibraltar Industries, Inc. (b)	5,367	188,650
Kondotec, Inc.	84,800	719,854
		1,388,958
Commercial Services & Supplies - 0.6%
Aeon Delight Co. Ltd.	5,800	203,467
AJIS Co. Ltd.	42,000	1,204,446
Asia File Corp. Bhd	215,200	145,517
Calian Technologies Ltd.	33,995	802,250
Civeo Corp. (b)	646,308	2,165,132
Essendant, Inc.	111,864	832,268
Interface, Inc.	18,420	405,240
KAR Auction Services, Inc.	1,873	97,377
Knoll, Inc.	1,192	22,731
Lion Rock Group Ltd.	972,000	176,367
Mears Group PLC	42,172	189,850
Mitie Group PLC	733,573	1,852,175
Nac Co. Ltd.	27,100	226,329
NICE Total Cash Management Co., Ltd.	50,439	612,281
Stericycle, Inc. (b)	248	14,560
VICOM Ltd.	137,700	626,859
VSE Corp.	41,391	2,122,944
		11,699,793
Construction & Engineering - 1.1%
AECOM (b)	365,548	12,589,473
Arcadis NV	109,835	2,167,284
Arcadis NV rights (b)	109,835	62,339
Boustead Projs. Pte Ltd.	48,500	28,859
Boustead Singapore Ltd.	189,800	115,352
C-Cube Corp.	15,100	91,854
Daiichi Kensetsu Corp.	80,800	1,315,624
EMCOR Group, Inc.	7,650	562,964
Geumhwa PSC Co. Ltd.	17,293	590,199
Jacobs Engineering Group, Inc.	3,614	209,937
Kyeryong Construction Industrial Co. Ltd. (b)	27,197	491,409
Meisei Industrial Co. Ltd.	59,700	447,259
Mirait Holdings Corp.	26,500	420,335
Nippon Rietec Co. Ltd.	54,900	714,624
Quanta Services, Inc. (b)	2,806	91,195
Severfield PLC	142,438	154,130
Shinnihon Corp.	85,300	948,818
Toshiba Plant Systems & Services Corp.	8,300	173,562
		21,175,217
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	16,800	528,650
Aros Quality Group AB	39,292	798,705
AZZ, Inc.	61,974	2,760,942
Bharat Heavy Electricals Ltd.	1,477,140	1,942,594
Chiyoda Integre Co. Ltd.	17,800	409,016
Eaton Corp. PLC	2,400	180,072
Generac Holdings, Inc. (b)	4,635	208,621
Hammond Power Solutions, Inc. Class A	23,288	179,020
Korea Electric Terminal Co. Ltd.	33,626	1,588,791
Regal Beloit Corp.	2,456	174,867
Servotronics, Inc.	6,853	64,898
TKH Group NV (depositary receipt)	16,152	1,022,070
		9,858,246
Industrial Conglomerates - 1.0%
Carr's Group PLC	104,666	198,849
DCC PLC (United Kingdom)	188,094	18,126,431
ITT, Inc.	4,300	210,227
Mytilineos Holdings SA	45,757	552,562
Reunert Ltd.	92,057	573,516
		19,661,585
Machinery - 1.5%
Aalberts Industries NV	363,272	17,915,988
Allison Transmission Holdings, Inc.	23,861	930,340
ASL Marine Holdings Ltd. (b)	2,279,500	123,729
Cummins, Inc.	1,174	187,676
Global Brass & Copper Holdings, Inc.	2,339	70,170
Haitian International Holdings Ltd.	376,000	1,000,650
Hurco Companies, Inc.	3,767	166,501
Hyster-Yale Materials Handling Class A	27,185	1,935,572
Ihara Science Corp.	46,400	1,221,969
Jaya Holdings Ltd. (b)(c)	47,300	1,034
Kyowakogyosyo Co. Ltd.	2,300	128,970
Luxfer Holdings PLC sponsored	15,454	216,356
Maruzen Co. Ltd.	75,000	1,770,719
Miller Industries, Inc.	4,618	114,296
Mincon Group PLC	108,749	168,096
Nadex Co. Ltd.	37,500	423,985
Nakano Refrigerators Co. Ltd.	1,200	56,422
Nitchitsu Co. Ltd.	2,600	43,286
Rexnord Corp. (b)	11,499	316,337
Semperit AG Holding	25,134	554,831
Takamatsu Machinery Co. Ltd.	17,300	183,096
Techno Smart Corp.	27,500	298,093
Tocalo Co. Ltd.	145,400	1,812,845
Trinity Industrial Corp.	36,600	338,145
		29,979,106
Marine - 0.0%
SITC International Holdings Co. Ltd.	227,000	241,856
Tokyo Kisen Co. Ltd.	39,000	282,903
		524,759
Professional Services - 0.4%
Akka Technologies SA	14,383	1,007,397
Asiakastieto Group Oyj (d)	3,898	148,278
Boardroom Ltd.	120,900	65,253
CBIZ, Inc. (b)	4,448	82,733
Clarius Group Ltd. (b)	128,959	5,794
ICF International, Inc.	3,927	263,502
Kelly Services, Inc. Class A (non-vtg.)	6,918	202,421
McMillan Shakespeare Ltd.	104,082	1,315,129
Nielsen Holdings PLC	12,600	396,270
Robert Half International, Inc.	5,907	358,850
SHL-JAPAN Ltd.	4,800	85,708
Stantec, Inc.	84,496	2,149,994
Synergie SA	6,930	425,128
TrueBlue, Inc. (b)	24,356	649,087
		7,155,544
Road & Rail - 0.8%
Alps Logistics Co. Ltd.	134,000	1,108,086
Avis Budget Group, Inc. (b)	2,631	129,998
Chilled & Frozen Logistics Holdings Co. Ltd.	60,100	830,141
CSX Corp.	16,927	1,005,295
Daqin Railway Co. Ltd. (A Shares)	1,249,007	1,633,923
Hamakyorex Co. Ltd.	58,600	2,044,996
Higashi Twenty One Co. Ltd.	11,800	46,630
Norfolk Southern Corp.	2,531	363,123
Roadrunner Transportation Systems, Inc. (b)	195,048	419,353
Sakai Moving Service Co. Ltd.	58,800	3,189,572
Trancom Co. Ltd.	40,100	3,044,548
Universal Logistics Holdings, Inc.	51,628	1,133,235
		14,948,900
Trading Companies & Distributors - 0.7%
AddTech AB (B Shares)	66,354	1,383,662
AerCap Holdings NV (b)	12,611	657,411
Alconix Corp.	108,854	1,959,611
Goodfellow, Inc. (b)	36,471	206,507
HD Supply Holdings, Inc. (b)	27,778	1,075,286
HERIGE	3,119	163,090
Houston Wire & Cable Co. (b)	3,654	26,309
KS Energy Services Ltd. (b)	618,500	18,963
Lumax International Corp. Ltd.	29,000	58,048
Meiwa Corp.	80,400	389,056
Mitani Shoji Co. Ltd.	39,600	1,883,644
MRC Global, Inc. (b)	41,223	772,107
Otec Corp.	5,900	99,251
Parker Corp.	105,000	579,171
Richelieu Hardware Ltd.	40,279	869,295
Senshu Electric Co. Ltd.	42,000	1,244,786
Strongco Corp. (b)	39,726	61,881
Tanaka Co. Ltd.	1,600	10,289
TECHNO ASSOCIE Co. Ltd.	13,200	149,122
Titan Machinery, Inc. (b)	44,245	854,813
Totech Corp.	50,200	1,204,947
WESCO International, Inc. (b)	3,250	193,538
		13,860,787
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	70,000	454,629
Meiko Transportation Co. Ltd.	46,000	525,979
Qingdao Port International Co. Ltd. (d)	238,000	195,534
Sinwa Ltd.	1,029,000	185,127
		1,361,269

TOTAL INDUSTRIALS		135,406,856

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 0.0%
Black Box Corp.	59,995	116,990
F5 Networks, Inc. (b)	1,165	190,000
Juniper Networks, Inc.	8,929	219,564
		526,554
Electronic Equipment & Components - 3.4%
A&D Co. Ltd.	35,600	225,349
AVX Corp.	10,428	153,917
Beijer Electronics AB (b)	4,614	17,704
Bel Fuse, Inc. Class A	4,075	72,902
Casa Systems, Inc. (b)	4,893	114,447
CDW Corp.	12,448	887,418
CTS Corp.	15,891	475,935
Daido Signal Co. Ltd.	3,400	17,759
Elec & Eltek International Co. Ltd.	80,800	130,453
Elematec Corp.	64,000	1,428,467
ePlus, Inc. (b)	2,398	191,480
Excel Co. Ltd.	34,900	894,528
Fabrinet	4,042	114,025
Hi-P International Ltd.	659,400	813,824
IDIS Holdings Co. Ltd.	38,430	568,775
Image Sensing Systems, Inc. (b)	3,003	13,664
Insight Enterprises, Inc. (b)	13,055	462,800
Intelligent Digital Integrated Security Co. Ltd.	41,184	275,348
Isra Vision AG	16,429	3,638,594
Keysight Technologies, Inc. (b)	142,965	7,388,431
Kingboard Chemical Holdings Ltd.	4,120,000	16,761,367
Kingboard Laminates Holdings Ltd.	202,000	269,244
Mesa Laboratories, Inc.	11,597	1,951,891
Muramoto Electronic Thailand PCL (For. Reg.)	62,400	392,940
Nippo Ltd. (b)	38,000	248,189
PAX Global Technology Ltd.	192,000	86,850
Philips Lighting NV (d)	5,591	170,413
Pinnacle Technology Holdings Ltd.	370,120	602,887
Plexus Corp. (b)	7,477	410,039
Redington India Ltd. (b)	9,512	19,737
Sanmina Corp. (b)	1,341	39,560
ScanSource, Inc. (b)	125,917	4,318,953
Shibaura Electronics Co. Ltd.	29,400	1,406,531
Sigmatron International, Inc. (b)	9,821	66,783
SYNNEX Corp.	146,364	14,661,282
Tomen Devices Corp.	28,700	743,491
Tripod Technology Corp.	39,000	117,762
TTM Technologies, Inc. (b)	56,915	793,395
UKC Holdings Corp.	61,100	1,292,199
VST Holdings Ltd.	5,576,000	2,902,221
Wayside Technology Group, Inc.	8,926	122,733
Wireless Telecom Group, Inc. (b)	15,268	34,658
Yageo Corp.	10,000	209,238
		65,508,183
Internet Software & Services - 0.2%
Akamai Technologies, Inc. (b)	2,259	161,857
Alphabet, Inc.:
Class A (b)	114	116,118
Class C (b)	479	487,301
Aucnet, Inc.	9,900	128,504
eBay, Inc. (b)	5,119	193,908
Gabia, Inc.	46,836	328,881
j2 Global, Inc.	10,098	801,579
Moneysupermarket.com Group PLC	39,794	164,189
NetGem SA	45,997	137,754
Softbank Technology Corp.	14,000	219,887
Web.com Group, Inc. (b)	8,350	155,310
Yahoo! Japan Corp. (a)	112,000	461,032
		3,356,320
IT Services - 3.6%
ALTEN	32,959	3,275,646
Amdocs Ltd.	353,586	23,778,659
Argo Graphics, Inc.	21,300	693,633
CACI International, Inc. Class A (b)	3,000	453,150
Computer Services, Inc.	14,022	663,241
CSE Global Ltd.	1,906,800	594,158
Data#3 Ltd.	141,478	179,922
DXC Technology Co.	3,809	392,556
E-Credible Co. Ltd.	6,214	82,105
eClerx Services Ltd.	66,492	1,331,016
EOH Holdings Ltd.	321,312	976,649
Estore Corp.	13,400	110,073
EVERTEC, Inc.	79,514	1,451,131
ExlService Holdings, Inc. (b)	9,070	524,337
Genpact Ltd.	6,558	209,135
GetBusy PLC	1,333	624
HiQ International AB	20,072	162,746
Indra Sistemas SA (b)	610,000	8,456,581
Know IT AB	75,448	1,540,555
Leidos Holdings, Inc.	37,692	2,420,957
Luxoft Holding, Inc. (b)	4,737	191,138
Maximus, Inc.	15,892	1,074,776
Net 1 UEPS Technologies, Inc. (b)	23,737	195,593
Perficient, Inc. (b)	10,598	262,089
Rolta India Ltd. (b)	129,697	120,498
Science Applications International Corp.	6,109	524,091
Societe Pour L'Informatique Industrielle SA	77,658	2,344,495
Softcreate Co. Ltd.	32,600	512,022
Sword Group	4,998	218,790
The Western Union Co.	841,657	16,622,726
TravelSky Technology Ltd. (H Shares)	94,000	274,577
Worldpay, Inc. (b)	2,474	200,938
		69,838,607
Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology, Inc. (b)	241	1,995
Axell Corp.	41,400	323,414
Boe Varitronix Ltd.	318,000	152,985
Cirrus Logic, Inc. (b)	3,554	129,614
Diodes, Inc. (b)	14,430	411,977
Entegris, Inc.	16,120	519,064
Integrated Device Technology, Inc. (b)	25,091	698,283
KLA-Tencor Corp.	1,220	124,123
Kulicke & Soffa Industries, Inc. (b)	224	5,127
Leeno Industrial, Inc.	27,822	1,488,620
Melexis NV	73,000	6,968,637
Miraial Co. Ltd.	9,200	129,096
Nanometrics, Inc. (b)	16,142	400,644
ON Semiconductor Corp. (b)	30,049	663,482
Trio-Tech International (b)	11,709	63,463
United Microelectronics Corp.	240,000	129,196
		12,209,720
Software - 3.6%
Activision Blizzard, Inc.	8,464	561,586
AdaptIT Holdings Ltd.	118,135	84,772
ANSYS, Inc. (b)	202,021	32,658,715
Aspen Technology, Inc. (b)	8,206	720,077
Ebix, Inc.	111,562	8,646,055
ICT Automatisering NV	24,636	426,919
InfoVine Co. Ltd.	2,756	64,852
init innovation in traffic systems AG	4,565	109,151
Jorudan Co. Ltd.	20,200	200,670
KPIT Cummins Infosystems Ltd.	299,068	1,159,179
KSK Co., Ltd.	24,800	426,491
Micro Focus International PLC	10,834	186,812
Nucleus Software Exports Ltd. (b)	38,410	280,936
Oracle Corp.	472,965	21,600,312
Pegasystems, Inc.	7,580	462,759
Pro-Ship, Inc.	11,800	300,613
RealPage, Inc. (b)	12,731	681,109
Reckon Ltd. (b)	4,128	3,970
Vitec Software Group AB	42,851	401,270
Zensar Technologies Ltd.	38,430	739,269
		69,715,517
Technology Hardware, Storage & Peripherals - 4.3%
Hewlett Packard Enterprise Co.	180,386	3,075,581
HP, Inc.	350,059	7,522,768
Seagate Technology LLC	1,187,605	68,750,453
Super Micro Computer, Inc. (b)	31,478	557,161
TPV Technology Ltd.	3,770,000	464,401
Western Digital Corp.	2,128	167,665
Xerox Corp.	132,606	4,170,459
		84,708,488

TOTAL INFORMATION TECHNOLOGY		305,863,389

MATERIALS - 3.1%
Chemicals - 2.1%
Axalta Coating Systems Ltd. (b)	24,945	770,801
C. Uyemura & Co. Ltd.	20,800	1,423,198
Cabot Corp.	1,156	64,574
Chase Corp.	36,944	4,137,728
Core Molding Technologies, Inc.	24,984	387,252
Deepak Fertilisers and Petrochemicals Corp. Ltd.	83,692	444,170
Deepak Nitrite Ltd. (b)	32,961	132,566
Eastman Chemical Co.	496	50,632
EcoGreen International Group Ltd.	2,716,000	489,818
FMC Corp.	64,737	5,161,481
Fujikura Kasei Co., Ltd.	127,000	787,651
Fuso Chemical Co. Ltd.	34,400	877,936
Gujarat Narmada Valley Fertilizers Co.	222,248	1,585,153
Honshu Chemical Industry Co. Ltd.	41,400	450,659
Huntsman Corp.	14,751	439,137
Innospec, Inc.	43,022	3,127,699
JSR Corp.	11,700	221,007
K&S AG	47,629	1,403,985
KPC Holdings Corp.	2,089	129,523
KPX Green Chemical Co. Ltd.	9,366	43,291
Miwon Chemicals Co. Ltd.	2,647	138,168
Miwon Commercial Co. Ltd. (b)	664	145,706
Muto Seiko Co. Ltd. (b)	12,400	138,836
Nihon Parkerizing Co. Ltd.	14,600	231,714
Nippon Soda Co. Ltd.	86,000	495,609
Nutrien Ltd.	26,384	1,201,094
PolyOne Corp.	1,091	45,658
SK Kaken Co. Ltd.	16,000	1,631,906
Soken Chemical & Engineer Co. Ltd.	31,200	682,393
T&K Toka Co. Ltd.	72,900	892,912
Thai Carbon Black PCL (For. Reg.) (b)	621,600	1,086,275
Thai Rayon PCL:
(For. Reg.)	127,500	212,532
NVDR	33,600	56,008
The Chemours Co. LLC	10,563	511,355
UPL Ltd.	42,032	460,189
Victrex PLC	473	17,074
Westlake Chemical Corp.	5,085	543,942
Yara International ASA	215,821	9,119,993
Yip's Chemical Holdings Ltd.	1,390,000	488,941
		40,228,566
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (b)	33,872	213,687
Mitani Sekisan Co. Ltd.	80,800	1,855,177
RHI Magnesita NV	3,251	194,725
		2,263,589
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	162,000	41,648
Berry Global Group, Inc. (b)	11,205	616,275
Chuoh Pack Industry Co. Ltd.	19,700	255,891
Kohsoku Corp.	81,600	1,012,162
Pact Group Holdings Ltd. (d)	34,729	147,875
Samhwa Crown & Closure Co. Ltd.	2,402	114,389
Silgan Holdings, Inc.	10,157	285,107
The Pack Corp.	84,500	3,203,920
UFP Technologies, Inc. (b)	4,859	161,562
		5,838,829
Metals & Mining - 0.6%
Alcoa Corp. (b)	4,575	234,240
Ausdrill Ltd.	105,714	221,112
Chubu Steel Plate Co. Ltd.	21,400	149,362
Cliffs Natural Resources, Inc. (b)	602,542	4,470,862
Compania de Minas Buenaventura SA sponsored ADR	122,201	1,949,106
Compass Minerals International, Inc. (a)	1,241	83,519
Freeport-McMoRan, Inc.	13,084	199,008
Granges AB	20,350	285,846
Hill & Smith Holdings PLC	47,964	876,245
Newmont Mining Corp.	3,982	156,453
Orosur Mining, Inc. (b)	139,697	8,704
Orvana Minerals Corp. (b)	35,912	6,153
Pacific Metals Co. Ltd. (b)	18,900	665,615
Steel Dynamics, Inc.	3,758	168,396
Tohoku Steel Co. Ltd.	29,400	547,283
Tokyo Tekko Co. Ltd.	35,800	561,626
Universal Stainless & Alloy Products, Inc. (b)	3,596	105,507
Warrior Metropolitan Coal, Inc. (a)	54,348	1,263,591
Webco Industries, Inc. (b)	387	41,796
Worthington Industries, Inc.	3,924	174,736
		12,169,160
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	5,305	150,291
Stella-Jones, Inc.	2,184	79,148
Western Forest Products, Inc.	98,199	211,855
		441,294

TOTAL MATERIALS		60,941,438

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Colony NorthStar, Inc.	54,766	334,620
Corporate Office Properties Trust (SBI)	4,687	128,939
Corrections Corp. of America	72,666	1,464,947
Four Corners Property Trust, Inc.	10,745	243,482
National Health Investors, Inc.	1,458	99,538
NSI NV	391	16,833
NSI NV rights 5/9/18 (b)	391	529
Spirit Realty Capital, Inc.	4,616	37,159
Store Capital Corp.	10,118	255,277
Ventas, Inc.	2,856	146,856
VEREIT, Inc.	194,791	1,324,579
Washington Prime Group, Inc.	9,058	58,605
		4,111,364
Real Estate Management & Development - 0.5%
Anabuki Kosan, Inc.	2,100	60,703
CBRE Group, Inc. (b)	4,318	195,649
Century21 Real Estate Japan Ltd.	4,500	55,612
Devine Ltd. (b)	82,674	21,976
IMMOFINANZ Immobilien Anlagen AG	51,593	135,448
Leopalace21 Corp.	213,300	1,855,546
LSL Property Services PLC	68,663	236,321
Relo Group, Inc.	263,100	5,934,912
Selvaag Bolig ASA	58,785	299,337
Servcorp Ltd.	29,731	106,820
Sino Land Ltd.	143,960	248,500
Tejon Ranch Co. (b)	23,384	568,933
Wing Tai Holdings Ltd.	86,830	133,038
		9,852,795

TOTAL REAL ESTATE		13,964,159

UTILITIES - 1.2%
Electric Utilities - 1.0%
Exelon Corp.	175,194	6,951,698
FirstEnergy Corp.	2,643	90,919
PG&E Corp.	172,013	7,929,799
PPL Corp.	167,034	4,860,689
		19,833,105
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	330	11,109
China Resource Gas Group Ltd.	36,000	132,394
Hokuriku Gas Co.	8,400	252,415
K&O Energy Group, Inc.	29,100	462,108
Keiyo Gas Co. Ltd.	29,000	166,328
Star Gas Partners LP	9,868	95,917
		1,120,271
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	1,252,000	1,051,326
Mega First Corp. Bhd warrants 4/8/20 (b)	124,502	51,124
The AES Corp.	12,346	151,115
		1,253,565
Multi-Utilities - 0.0%
CMS Energy Corp.	16,311	769,716
Water Utilities - 0.0%
Manila Water Co., Inc.	289,900	155,037

TOTAL UTILITIES		23,131,694

TOTAL COMMON STOCKS
(Cost $1,638,559,583)		1,718,589,671

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA (PN)	22,400	99,813
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	184	36,940
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 7.50% (b)(c)(d)	358	12,530
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Steel Partners Holdings LP Series A, 6.00%	7,856	156,963
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	82,992	1,192,632
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,622,350)		1,498,878
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (d)
(Cost $192,374)	236,969	187,206
	Shares	Value

Money Market Funds - 12.3%
Fidelity Cash Central Fund, 1.74% (e)	230,658,255	230,704,386
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	9,374,975	9,375,912
TOTAL MONEY MARKET FUNDS
(Cost $240,080,298)		240,080,298
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,880,454,605)		1,960,356,053
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(8,727,264)
NET ASSETS - 100%		$1,951,628,789

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,537,136 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,263,303
Fidelity Securities Lending Cash Central Fund	23,557
Total	$1,286,860

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$448,559,029	$438,316,557	$10,242,472	$--
Consumer Staples	163,331,257	157,960,743	5,341,514	29,000
Energy	79,852,418	69,500,435	10,339,453	12,530
Financials	222,489,078	220,899,041	1,590,037	--
Health Care	265,356,599	261,371,191	3,448,212	537,196
Industrials	135,406,856	126,864,842	8,540,980	1,034
Information Technology	305,863,389	276,878,526	28,984,863	--
Materials	62,134,070	56,767,783	5,366,287	--
Real Estate	13,964,159	13,453,825	510,334	--
Utilities	23,131,694	21,741,813	1,389,881	--
Corporate Bonds	187,206	--	187,206	--
Money Market Funds	240,080,298	240,080,298	--	--
Total Investments in Securities:	$1,960,356,053	$1,883,835,054	$75,941,239	$579,760

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which, consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Discovery K6 Fund

April 30, 2018

FVDK6-QTLY-0618
1.9884001.100

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Media - 10.0%
Cinemark Holdings, Inc.	57,975	$2,270,881
Comcast Corp. Class A	101,597	3,189,130
Entercom Communications Corp. Class A (a)	184,064	1,868,250
Interpublic Group of Companies, Inc.	173,755	4,098,880
Lions Gate Entertainment Corp. Class B	131,589	3,029,179
The Walt Disney Co.	36,692	3,681,308
Time Warner, Inc.	66,655	6,318,894
Twenty-First Century Fox, Inc. Class A	133,184	4,869,207
WPP PLC	157,500	2,702,720
		32,028,449
Multiline Retail - 0.5%
Dollar General Corp.	16,400	1,583,092
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	20,325	3,245,293

TOTAL CONSUMER DISCRETIONARY		36,856,834

CONSUMER STAPLES - 9.8%
Beverages - 1.4%
C&C Group PLC	477,400	1,798,706
PepsiCo, Inc.	25,503	2,574,273
		4,372,979
Food & Staples Retailing - 3.0%
CVS Health Corp.	95,646	6,678,960
Sysco Corp.	49,006	3,064,835
		9,743,795
Food Products - 3.4%
Kellogg Co.	44,255	2,606,620
Seaboard Corp.	336	1,346,369
The Hershey Co.	16,592	1,525,468
The J.M. Smucker Co.	45,909	5,237,299
		10,715,756
Personal Products - 0.6%
Unilever NV (Certificaten Van Aandelen) (Bearer)	36,300	2,081,028
Tobacco - 1.4%
British American Tobacco PLC:
(United Kingdom)	27,137	1,488,397
sponsored ADR	52,754	2,881,423
		4,369,820

TOTAL CONSUMER STAPLES		31,283,378

ENERGY - 10.3%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co. Class A	110,066	3,974,483
Dril-Quip, Inc. (b)	21,230	879,984
		4,854,467
Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	45,217	5,657,099
Exxon Mobil Corp.	57,360	4,459,740
FLEX LNG Ltd. (b)	749,222	966,612
GasLog Ltd.	33,454	563,700
GasLog Partners LP	109,396	2,598,155
Golar LNG Partners LP	106,210	2,130,573
Hoegh LNG Partners LP	64,011	1,142,596
Phillips 66 Co.	33,549	3,734,339
Suncor Energy, Inc.	66,387	2,538,729
Teekay Corp. (a)	163,036	1,437,978
Teekay LNG Partners LP	108,216	1,974,942
Teekay Offshore Partners LP	300,931	839,597
		28,044,060

TOTAL ENERGY		32,898,527

FINANCIALS - 27.5%
Banks - 12.2%
JPMorgan Chase & Co.	120,252	13,081,009
PNC Financial Services Group, Inc.	29,389	4,279,332
SunTrust Banks, Inc.	69,673	4,654,156
U.S. Bancorp	130,362	6,576,763
Wells Fargo & Co.	200,550	10,420,578
		39,011,838
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	19,508	4,649,342
State Street Corp.	29,781	2,971,548
		7,620,890
Consumer Finance - 3.0%
Capital One Financial Corp.	28,582	2,590,101
Discover Financial Services	46,453	3,309,776
Synchrony Financial	104,261	3,458,337
		9,358,214
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (b)	55,975	10,844,037
Cannae Holdings, Inc. (b)	38,510	795,617
Standard Life PLC	283,960	1,428,059
		13,067,713
Insurance - 4.3%
Allstate Corp.	19,945	1,951,020
Chubb Ltd.	25,388	3,444,390
FNF Group	46,237	1,702,909
Prudential PLC	106,282	2,732,942
The Travelers Companies, Inc.	30,241	3,979,716
		13,810,977
Mortgage Real Estate Investment Trusts - 1.5%
AGNC Investment Corp.	93,013	1,759,806
Annaly Capital Management, Inc.	174,708	1,811,722
MFA Financial, Inc.	161,725	1,216,172
		4,787,700

TOTAL FINANCIALS		87,657,332

HEALTH CARE - 13.1%
Biotechnology - 3.7%
Amgen, Inc.	43,275	7,550,622
Shire PLC sponsored ADR	26,018	4,148,050
		11,698,672
Health Care Providers & Services - 4.5%
Aetna, Inc.	16,001	2,864,979
Anthem, Inc.	13,833	3,264,450
Cigna Corp.	24,785	4,258,559
McKesson Corp.	15,086	2,356,584
UnitedHealth Group, Inc.	6,900	1,631,160
		14,375,732
Pharmaceuticals - 4.9%
Allergan PLC	23,126	3,553,310
Bayer AG	37,847	4,523,459
Johnson & Johnson	21,795	2,756,850
Pfizer, Inc.	68,443	2,505,698
Sanofi SA sponsored ADR	62,659	2,463,752
		15,803,069

TOTAL HEALTH CARE		41,877,473

INDUSTRIALS - 6.4%
Aerospace & Defense - 2.7%
Harris Corp.	17,352	2,714,200
Huntington Ingalls Industries, Inc.	2,119	515,362
United Technologies Corp.	44,493	5,345,834
		8,575,396
Machinery - 1.1%
Allison Transmission Holdings, Inc.	28,896	1,126,655
Deere & Co.	16,929	2,291,002
		3,417,657
Professional Services - 1.4%
Dun & Bradstreet Corp.	12,839	1,480,465
Nielsen Holdings PLC	100,425	3,158,366
		4,638,831
Road & Rail - 1.2%
Union Pacific Corp.	27,828	3,718,656

TOTAL INDUSTRIALS		20,350,540

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 2.7%
Cisco Systems, Inc.	139,381	6,173,184
F5 Networks, Inc. (b)	15,652	2,552,685
		8,725,869
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	32,617	2,992,610
Internet Software & Services - 2.3%
Alphabet, Inc. Class A (b)	3,663	3,731,059
comScore, Inc. (b)	84,889	1,799,647
eBay, Inc. (b)	50,931	1,929,266
		7,459,972
IT Services - 2.1%
Amdocs Ltd.	31,569	2,123,015
Cognizant Technology Solutions Corp. Class A	30,843	2,523,574
The Western Union Co.	95,387	1,883,893
		6,530,482
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	20,208	3,339,574

TOTAL INFORMATION TECHNOLOGY		29,048,507

MATERIALS - 4.7%
Chemicals - 3.2%
DowDuPont, Inc.	48,027	3,037,227
LyondellBasell Industries NV Class A	35,715	3,776,147
Monsanto Co.	19,305	2,420,268
The Scotts Miracle-Gro Co. Class A	13,603	1,136,939
		10,370,581
Containers & Packaging - 1.5%
Ball Corp.	57,499	2,305,135
Graphic Packaging Holding Co.	167,131	2,389,973
		4,695,108

TOTAL MATERIALS		15,065,689

REAL ESTATE - 1.2%
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (b)	81,138	3,676,363
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	110,561	5,456,185
UTILITIES - 3.0%
Electric Utilities - 3.0%
Exelon Corp.	113,789	4,515,148
PPL Corp.	37,930	1,103,763
Xcel Energy, Inc.	84,897	3,976,575
		9,595,486
TOTAL COMMON STOCKS
(Cost $305,479,488)		313,766,314

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.74% (c)	6,526,217	6,527,523
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	3,288,467	3,288,796
TOTAL MONEY MARKET FUNDS
(Cost $9,816,323)		9,816,319
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $315,295,811)		323,582,633
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(4,339,917)
NET ASSETS - 100%		$319,242,716

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$97,821
Fidelity Securities Lending Cash Central Fund	25,625
Total	$123,446

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$36,856,834	$34,154,114	$2,702,720	$--
Consumer Staples	31,283,378	27,713,953	3,569,425	--
Energy	32,898,527	32,898,527	--	--
Financials	87,657,332	84,924,390	2,732,942	--
Health Care	41,877,473	37,354,014	4,523,459	--
Industrials	20,350,540	20,350,540	--	--
Information Technology	29,048,507	29,048,507	--	--
Materials	15,065,689	15,065,689	--	--
Real Estate	3,676,363	3,676,363	--	--
Telecommunication Services	5,456,185	5,456,185	--	--
Utilities	9,595,486	9,595,486	--	--
Money Market Funds	9,816,319	9,816,319	--	--
Total Investments in Securities:	$323,582,633	$310,054,087	$13,528,546	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$3,862,024
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2018